United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/09

Date of Reporting Period:  Quarter ended 4/30/09

Item 1.                      Schedule of Investments

Automated Cash Management Trust

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount	Value

		ASSET-BACKED SECURITIES--1.8%
		Finance - Automotive--1.6%
$15,000,000		CarMax Auto Owner Trust 2009-1, Class A1, 1.664%, 5/7/2010	$15,000,000
17,097,625		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	17,097,625
5,204,838		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	5,204,838
2,215,807		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	2,215,807
11,612,201		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	11,612,201
8,662,040		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	8,662,040
233,644		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	233,644
		TOTAL	60,026,155
		Finance - Equipment--0.2%
8,617,077		CNH Equipment Trust 2009-A, Class A1, 1.736%, 4/15/2010	8,617,077
		TOTAL ASSET-BACKED SECURITIES	68,643,232
		CERTIFICATES OF DEPOSIT--31.5%
		Finance - Banking--31.5%
150,000,000		BNP Paribas SA, 1.000% - 1.380%, 5/4/2009 - 10/20/2009	150,000,000
25,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.950%, 6/29/2009	25,000,000
30,000,000		Banco Santander, S.A., 2.900%, 5/22/2009	30,000,000
5,000,000		Bank of Montreal, 3.650%, 6/15/2009	5,000,000
120,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.950% - 1.050%, 5/11/2009 - 7/28/2009	120,000,000
177,000,000		Barclays Bank PLC, 1.200% - 3.700%, 5/15/2009 - 6/25/2009	177,000,000
25,000,000		Calyon, Paris, 0.700%, 7/24/2009	25,000,000
65,000,000		Canadian Imperial Bank of Commerce, 1.000% - 2.550%, 6/4/2009 - 6/5/2009	65,000,000
25,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	25,000,000
100,000,000		Credit Suisse, Zurich, 1.250% - 2.650%, 5/20/2009 - 7/21/2009	100,000,000
100,000,000		Lloyds TSB Bank PLC, London, 1.700%, 7/7/2009	100,000,000
50,000,000		Mizuho Corporate Bank Ltd., 0.950%, 6/18/2009	50,000,000
40,000,000		Societe Generale, Paris, 2.500%, 5/20/2009	40,000,000
145,000,000		State Street Bank and Trust Co., 1.000% - 1.400%, 5/11/2009 - 10/13/2009	145,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 1.000% - 1.450%, 6/12/2009 - 8/19/2009	75,001,340
45,000,000		Toronto Dominion Bank, 1.170% - 2.500%, 6/2/2009 - 8/31/2009	45,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,177,001,340
		COLLATERALIZED LOAN AGREEMENTS--1.7%
		Finance - Banking--1.7%
45,000,000		Citigroup Global Markets, Inc., 0.710%, 5/1/2009	45,000,000
20,000,000		RBC Capital Markets Corp., 1.000%, 5/1/2009	20,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	65,000,000
		COMMERCIAL PAPER--35.8%[3]
		Finance - Automotive--0.5%
20,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.570%, 5/1/2009	20,000,000
		Finance - Banking--23.1%
50,000,000		Banco Santander, S.A., 2.940%, 5/18/2009	49,931,528
40,000,000		Calyon North America, Inc., 1.050%, 6/10/2009	39,953,333
40,000,000		Calyon, Paris, 0.970%, 6/11/2009	39,955,811
40,000,000	[1,2]	Clipper Receivables Company LLC, 1.300%, 7/10/2009	39,898,889
183,500,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 0.900% - 1.050%, 5/13/2009 - 7/20/2009	183,354,000
50,000,000	[1,2]	Gotham Funding Corp., 0.350% - 0.500%, 5/15/2009 - 7/22/2009	49,968,125
75,000,000		ING (U.S.) Funding LLC, 1.150%, 5/7/2009	74,985,625
150,000,000		Landesbank Baden-Wuerttemberg, 1.003% - 1.153%, 7/14/2009 - 7/16/2009	149,670,695
130,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.020% - 1.350%, 6/15/2009 - 10/21/2009	129,523,425
25,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.995%, 6/15/2009	24,968,906
80,000,000		Toronto Dominion Holdings (USA), Inc., (GTD by Toronto Dominion Bank), 2.485%, 5/8/2009	79,961,345
		TOTAL	862,171,682
		Finance - Commercial--3.8%
25,000,000	[1,2]	Edison Asset Securitization LLC, 0.550%, 7/15/2009	24,971,354
36,298,000	[1,2]	Fairway Finance Co. LLC, 0.350% - 0.470%, 5/8/2009 - 7/24/2009	36,275,776
80,000,000		General Electric Capital Services, 0.530% - 0.750%, 5/26/2009 - 7/20/2009	79,938,625
		TOTAL	141,185,755
		Finance - Retail--8.4%
25,000,000	[1,2]	Alpine Securitization Corp., 0.400%, 5/14/2009	24,996,389
129,236,000	[1,2]	Barton Capital LLC, 0.600% - 0.710%, 5/5/2009 - 6/2/2009	129,209,208
79,000,000	[1,2]	Enterprise Funding Co. LLC, 0.700%, 5/18/2009 - 5/22/2009	78,973,080
10,000,000	[1,2]	Salisbury Receivables Company LLC, 0.350%, 6/1/2009	9,996,986
69,935,000	[1,2]	Yorktown Capital LLC, 0.700%, 6/12/2009	69,877,886
		TOTAL	313,053,549
		TOTAL COMMERCIAL PAPER	1,336,410,986
		CORPORATE BOND--0.4%
		Finance - Commercial--0.4%
13,811,000		General Electric Capital Corp., 4.000% - 7.375%, 6/15/2009 – 1/19/2010	13,997,383
		CORPORATE NOTE--0.7%
		Finance - Banking--0.5%
20,000,000		Wells Fargo & Co., 3.552%, 5/1/2009	20,710,600
		Finance - Commercial--0.2%
5,982,000		General Electric Capital Corp., 4.125%, 9/1/2009	6,011,951
		TOTAL CORPORATE NOTES	26,722,551
		GOVERNMENT AGENCY--1.4%
		Government Agency--1.4%
52,000,000		Federal Home Loan Bank System, 0.190% - 0.730%, 1/27/2010 - 3/11/2010	51,996,974
		NOTES - VARIABLE--20.5%[4]
		Electrical Equipment--0.4%
14,260,172		Northwest Airlines, Inc., (GTD by General Electric Co.), 1.380%, 5/4/2009	14,260,172
		Finance - Banking--14.0%
25,000,000		Abbey National PLC, London, 1.606%, 5/29/2009	25,002,471
9,770,000		American Municipal Power-Ohio, Inc., (Series 2008A), (Key Bank, N.A. LOC), 1.400%, 5/7/2009	9,770,000
7,620,000		American Municipal Power-Ohio, Inc., (Series 2008B), (Key Bank, N.A. LOC), 1.400%, 5/7/2009	7,620,000
20,000,000		Australia & New Zealand Banking Group, Melbourne, 1.533%, 6/10/2009	20,000,000
14,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.671%, 6/5/2009	14,000,000
25,000,000	[1,2]	Bank of Montreal, 0.989%, 5/5/2009	25,000,000
60,000,000		Bank of Montreal, 1.618% - 1.729%, 5/14/2009 - 6/18/2009	60,000,000
4,350,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.850%, 5/6/2009	4,350,000
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (Union Bank of California, N.A. LOC), 1.600%, 5/7/2009	8,235,000
462,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.970%, 5/7/2009	462,000
1,309,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.970%, 5/7/2009	1,309,000
9,735,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	9,735,000
18,120,000		Covington, KY IDRB, (Series 2005-A), (Wachovia Bank N.A. LOC), 1.350%, 5/7/2009	18,120,000
15,000,000		Credit Agricole S.A., 1.476%, 6/22/2009	15,000,000
7,190,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.100%, 5/7/2009	7,190,000
4,875,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 0.750%, 5/6/2009	4,875,000
4,125,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 2.500%, 5/6/2009	4,125,000
4,435,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 0.750%, 5/7/2009	4,435,000
3,410,000		Hamilton County Society for the Prevention of Cruelty to Animals, (Series 2008), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	3,410,000
28,618,000	[1,2]	ING Bank N.V., 1.496% - 1.670%, 6/15/2009 - 6/26/2009	28,606,336
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 0.750%, 5/6/2009	5,000,000
40,000,000		National Australia Bank Ltd., Melbourne, 1.507%, 6/8/2009	40,000,000
13,340,000		National Coney Island Financial LLC, (Series 2005-A), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	13,340,000
6,000,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 0.720%, 5/6/2009	6,000,000
13,210,000		Ogden City Redevelopment Agency, (Series 2005 C-1), (Bank of New York Mellon Corp. LOC), 1.050%, 5/5/2009	13,210,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.800%, 5/7/2009	3,000,000
2,000,000		Precision Packaging LLC, (Series 1997), (Compass Bank, Birmingham LOC), 2.550%, 5/7/2009	2,000,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.561%, 7/7/2009	50,000,000
30,000,000		Svenska Handelsbanken, Stockholm, 1.601%, 5/20/2009	30,000,000
43,000,000		Wachovia Bank N.A., 1.586%, 7/6/2009	43,000,000
32,500,000		Wachovia Corp., 0.500%, 5/1/2009	32,339,259
12,900,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/7/2009	12,900,000
		TOTAL	522,034,066
		Finance - Commercial--1.6%
61,400,000		General Electric Capital Corp., 0.509% - 1.361%, 5/11/2009 – 6/12/2009	60,873,162
		Government Agency--0.4%
280,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 1.250%, 5/7/2009	280,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.850%, 5/7/2009	10,000,000
3,005,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 3.140%, 5/7/2009	3,005,000
		TOTAL	13,285,000
		Health Care--0.5%
20,000,000	[1,2]	Roche Holding AG, 2.249%, 5/25/2009	20,000,000
		Insurance--2.8%
5,000,000		Hartford Life Global Funding Trust, 0.481%, 5/15/2009	5,000,000
10,000,000		ING USA Annuity and Life Insurance Co., 1.876%, 6/13/2009	10,000,000
70,000,000		Monumental Life Insurance Co., 0.979% - 1.681%, 5/1/2009 – 6/1/2009	70,000,000
20,000,000		Security Life of Denver Insurance Co., 3.222%, 5/11/2009	20,000,000
		TOTAL	105,000,000
		Oil & Oil Finance--0.8%
30,000,000		BP Capital Markets PLC, (GTD by BP PLC), 1.433%, 6/11/2009	30,000,000
		TOTAL NOTES - VARIABLE	765,452,400
		TIME DEPOSIT--1.5%
		Finance - Banking--1.5%
55,000,000		Toronto Dominion Bank, 0.200%, 5/1/2009	55,000,000
		REPURCHASE AGREEMENT--4.6%
169,643,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	169,643,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST)[5]	3,729,867,866
		OTHER ASSETS AND LIABILITIES--NET—0.1%[6]	4,620,078
		TOTAL NET ASSETS--100%	$3,734,487,944

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At April 30, 2009, these restricted securities amounted to $606,774,029, which represented 16.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”).  At April 30, 2009, these liquid restricted securities amounted to $606,774,029, which represented 16.2% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	3,729,867,866
Level 3 – Significant Unobservable Inputs	---
Total	$3,729,867,866

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
MFH	--Multi-Family Housing

Automated Government Money Trust

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount	Value

		REPURCHASE AGREEMENTS--82.7%
$59,000,000		Interest in $8,008,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $8,008,037,816 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $8,168,198,605.	$59,000,000
59,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,500,011,806 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $2,550,012,154.	59,000,000
68,265,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	68,265,000
59,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,009,444 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $2,040,009,672.	59,000,000
59,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.19%, dated 4/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,013,194 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $2,550,013,503.	59,000,000
59,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $3,000,014,167 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $3,060,014,504.	59,000,000
59,000,000		Interest in $5,200,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $5,200,024,556 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $5,304,006,599.	59,000,000
59,000,000		Interest in $1,150,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,150,005,431 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/30/2009 and the market value of those underlying securities was $1,173,005,617.	59,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 0.07%, dated 4/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $100,000,194 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 10/15/2009 and the market value of those underlying securities was $102,000,337.	4,000,000
		TOTAL REPURCHASE AGREEMENTS	485,265,000
		U.S. TREASURY--20.7%
27,500,000	[1]	United States Treasury Bills, 0.250% - 2.295%, 7/2/2009	27,445,440
7,200,000	[1]	United States Treasury Bills, 0.290%, 10/8/2009	7,190,720
5,700,000	[1]	United States Treasury Bills, 0.420%, 8/13/2009	5,693,084
9,700,000	[1]	United States Treasury Bills, 0.450% - 1.000%, 10/22/2009	9,660,294
4,700,000	[1]	United States Treasury Bills, 0.665%, 11/19/2009	4,682,462
7,000,000	[1]	United States Treasury Bills, 0.990%, 5/15/2009	6,997,305
16,000,000	[1]	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	15,972,706
9,700,000		United States Treasury Notes, 2.125%, 1/31/2010	9,798,104
6,000,000		United States Treasury Notes, 4.000%, 8/31/2009	6,049,658
8,700,000		United States Treasury Notes, 4.750% - 6.500%, 2/15/2010	9,026,361
1,700,000		United States Treasury Notes, 4.875%, 5/15/2009	1,701,645
2,500,000		United States Treasury Notes, 4.875%, 5/31/2009	2,505,405
14,600,000		United States Treasury Notes, 4.875%, 8/15/2009	14,789,209
		TOTAL U.S. TREASURY	121,512,393
		TOTAL INVESTMENTS—103.4% (AT AMORTIZED COST)[2]	606,777,393
		OTHER ASSETS AND LIABILITIES – NET–(3.4)%[3]	(19,735,022)
		TOTAL NET ASSETS–100%	$587,042,371

1	Discount rate at time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	606,777,393
Level 3 – Significant Unobservable Inputs	---
Total	$ 606,777,393

Federated Capital Reserves Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES — 1.9%
		Finance – Automotive — 1.4%
$ 47,407,052		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	$47,407,052
15,614,513		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	15,614,513
20,014,855		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	20,014,855
50,221,961	[1]	NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	50,221,961
17,836,156		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	17,836,156
		TOTAL	151,094,537
		Finance - Equipment — 0.5%
2,245,253	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	2,245,253
45,068,715	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	45,068,715
		TOTAL	47,313,968
		TOTAL ASSET BACKED SECURITIES	198,408,505
		CERTIFICATES OF DEPOSIT — 37.3%
		Banking — 37.3%
200,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.950% - 1.060%, 6/29/2009 - 11/2/2009	200,005,111
100,000,000		Banco Santander, S.A., 2.900%, 5/22/2009	100,000,000
25,000,000		Bank of Montreal, 3.650%, 6/15/2009	25,000,000
400,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.950% - 1.050%, 5/11/2009 - 7/20/2009	400,000,000
507,935,000		Barclays Bank plc, 1.340% - 3.700%, 5/12/2009 – 7/8/2009	507,947,107
200,000,000		Bayerische Landesbank, 1.110%, 7/17/2009	200,004,266
100,000,000		BNP Paribas SA, 1.030%, 10/20/2009	100,000,000
300,000,000		Calyon, Paris, 0.700% - 1.300%, 5/15/2009 - 7/24/2009	300,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.470%, 8/4/2009	50,000,000
50,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	50,000,000
224,000,000		Credit Suisse, Zurich, 1.250% - 2.650%, 5/20/2009 - 7/21/2009	224,000,000
325,000,000		Lloyds TSB Bank plc, London, 1.250% - 1.700%, 6/18/2009 - 7/8/2009	325,003,746
150,000,000		Mizuho Corporate Bank Ltd., 0.950% - 1.000%, 6/11/2009 - 6/18/2009	150,000,000
45,000,000		Regions Bank, Alabama, 1.140%, 7/15/2009	45,000,000
200,000,000		Societe Generale, Paris, 1.020% - 2.500%, 5/20/2009 - 10/22/2009	200,000,000
450,000,000		State Street Bank and Trust Co., 1.000% - 1.400%, 5/11/2009 - 10/13/2009	450,000,000
225,000,000		Svenska Handelsbanken, Stockholm, 1.000% - 1.450%, 6/12/2009 - 8/19/2009	225,004,021
375,000,000		Toronto Dominion Bank, 1.170% - 2.500%, 6/2/2009 - 12/14/2009	375,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,926,964,251
		COLLATERALIZED LOAN AGREEMENT — 1.4%
		Banking — 1.4%
150,000,000		Citigroup Global Markets, Inc., 0.710%, 5/1/2009	150,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENT	150,000,000
		COMMERCIAL PAPER — 36.2%[3]
		Aerospace / Auto — 1.7%
69,400,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 1.252% -1.704%, 5/29/2009 - 6/12/2009	69,273,504
105,000,000	[1,2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 2.108% - 3.633%, 5/14/2009 - 7/2/2009	104,713,121
		TOTAL	173,986,625
		Banking — 16.8%
94,000,000		Banco Santander, S.A., 2.943%, 5/18/2009	93,871,272
100,000,000		Calyon North America, Inc., 1.053%, 6/10/2009	99,883,333
60,000,000		Calyon, Paris, 0.972%, 6/11/2009	59,933,717
500,000,000		Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 0.902% - 1.003%, 5/12/2009 -5/28/2009	499,747,500
100,000,000		ING (U.S.) Funding LLC, 0.902%, 6/22/2009	99,870,000
212,000,000	[1,2]	KBC Financial Products International Ltd., (Guaranteed by KBC Bank N.V.), 0.931% -0.951%, 5/1/2009 - 5/15/2009	211,952,750
58,568,000	[1,2]	Kitty Hawk Funding Corp., 0.701%, 5/22/2009	58,544,085
330,000,000		Landesbank Baden-Wuerttemberg, 1.003% - 1.153%, 7/14/2009 - 7/16/2009	329,245,194
240,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 1.056% - 1.359%, 7/13/2009 - 10/21/2009	239,091,750
69,000,000		Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm), 0.998%, 6/15/2009	68,914,181
		TOTAL	1,761,053,782
		Chemical — 0.0%
5,000,000		PPG Industries, Inc., 0.600%, 5/20/2009	4,998,417
		Consumer Products — 0.8%
27,625,000		Clorox Corp., 0.650% - 0.700%, 5/13/2009 - 5/18/2009	27,617,639
12,000,000	[1,2]	Diageo Capital PLC, (Guaranteed by Diageo PLC), 0.751%, 6/1/2009	11,992,250
42,000,000		Kellogg Co., 0.400% - 1.204%, 5/6/2009 - 6/9/2009	41,978,256
		TOTAL	81,588,145
		Diversified — 1.0%
105,211,000	[1,2]	ITT Corp., 1.405% - 2.769%, 5/5/2009 - 7/24/2009	105,073,465
		Finance - Commercial — 6.5%
150,000,000	[1,2]	Edison Asset Securitization LLC, 0.701% - 0.701%, 5/6/2009 - 6/16/2009	149,905,694
137,049,000	[1,2]	Fairway Finance Co. LLC, 0.350% - 0.651%, 5/11/2009 - 5/12/2009	137,029,779
300,000,000		General Electric Capital Services, 0.701% - 0.751%, 5/13/2009 - 5/26/2009	299,897,361
99,000,000	[1,2]	Versailles Commercial Paper LLC, 0.700%, 5/29/2009	98,946,100
		TOTAL	685,778,934
		Finance - Retail — 8.4%
100,000,000	[1,2]	Alpine Securitization Corp., 0.400%, 5/14/2009	99,985,556
408,499,000	[1,2]	Barton Capital LLC, 0.501% - 0.731%, 5/4/2009 - 5/22/2009	408,397,344
250,000,000	[1,2]	Enterprise Funding Co. LLC, 0.701% - 0.701%, 5/6/2009 - 6/16/2009	249,904,722
25,000,000	[1,2]	Sheffield Receivables Corp., 0.701%, 6/19/2009	24,976,181
100,000,000	[1,2]	Yorktown Capital LLC, 0.701%, 6/5/2009	99,931,944
		TOTAL	883,195,747
		Food & Beverage — 0.5%
18,000,000	[1,2]	General Mills, Inc., 0.500%, 5/15/2009	17,996,500
32,000,000	[1,2]	H.J. Heinz Finance Co., (Guaranteed by H.J. Heinz Co.), 1.002% - 1.204%, 5/11/2009 - 7/29/2009	31,937,981
		TOTAL	49,934,481
		Retail — 0.5%
21,000,000	[1,2]	CVS Caremark Corp., 0.901%, 5/18/2009	20,991,075
35,000,000	[1,2]	Safeway Inc., 0.750% - 0.751%, 5/27/2009 - 6/5/2009	34,976,354
		TOTAL	55,967,429
		TOTAL COMMERCIAL PAPER	3,801,577,025
		CORPORATE BONDS — 0.1%
		Financial - Commercial — 0.1%
5,725,000		General Electric Capital Corp., 7.375%, 1/19/2010	5,867,441
		TOTAL CORPORATE BONDS	5,867,441
		GOVERNMENT AGENCIES — 0.7%
		Government Agency — 0.7%
75,000,000		Federal Home Loan Bank System, 0.190%, 3/11/2010	74,991,593
		TOTAL GOVERNMENT AGENCIES	74,991,593
		NOTES – VARIABLE — 17.3%[4]
		Banking — 13.1%
50,000,000		Abbey National PLC, London, 1.606%, 5/29/2009	50,004,941
920,000		Alabama State IDA, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	920,000
7,580,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 2.750%, 5/7/2009	7,580,000
65,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.566%, 7/6/2009	65,000,000
75,000,000		Australia & New Zealand Banking Group, Melbourne, 1.359%, 7/10/2009	75,000,000
50,000,000	[1,2]	Bank of Montreal, 0.989%, 5/5/2009	50,000,000
154,000,000		Bank of Montreal, 1.527% - 2.513%, 5/14/2009 – 7/20/2009	154,000,000
100,000,000		Bank of Scotland, Edinburgh, 1.446%, 5/6/2009	100,000,000
7,340,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 2.900%, 5/7/2009	7,340,000
5,895,000		Bing Steel Management, Inc., Series 2000, (Comerica Bank LOC), 0.500%, 5/6/2009	5,895,000
2,300,000		Bing Steel Management, Inc., Series 2002, (Comerica Bank LOC), 0.500%, 5/6/2009	2,300,000
2,990,000		Brevard County, FL IDRB, Designer Choice Cabinetry, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	2,990,000
6,050,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 2.500%, 5/6/2009	6,050,000
3,595,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 1.500%, 5/7/2009	3,595,000
100,000		Columbus, GA Development Authority, Columbus Park East Series 2005, (Columbus Bank and Trust Co., GA LOC), 3.000%, 5/7/2009	100,000
3,900,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	3,900,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 1.350%, 5/7/2009	27,120,000
16,750,000		Cunat Capital Corp., Sheffield Height Series 2006, (Marshall & Ilsley Bank, Milwaukee LOC), 3.300%, 5/7/2009	16,750,000
4,260,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	4,260,000
6,795,000		Edison Chouest Offshore International, Series 2002, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	6,795,000
5,200,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	5,200,000
2,700,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	2,700,000
2,210,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 2.750%, 5/7/2009	2,210,000
900,000		Frogtown LLC, Series 2004, (Comerica Bank LOC), 3.000%, 5/7/2009	900,000
7,145,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 2.750%, 5/7/2009	7,145,000
3,065,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	3,065,000
5,600,000		H & P Holdings LLC, Series 2001, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	5,600,000
1,500,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.500%, 5/7/2009	1,500,000
7,495,000		Ivan Smith Properties LC, Series 2005, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	7,495,000
3,675,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	3,675,000
16,000,000		Kansas City, MO IDA, West Edge Project, Series 2006, (Marshall & Ilsley Bank, Milwaukee LOC), 2.410%, 5/6/2009	16,000,000
10,600,000		Lakeline Austin Development, LTD, Series 2005, (Wachovia Bank N.A. LOC), 0.750%, 5/7/2009	10,600,000
24,300,000		Leeds, AL, Series 2006-A, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	24,300,000
6,440,000		Leeds, AL, Series 2006-C, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	6,440,000
4,590,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.500%, 5/7/2009	4,590,000
4,180,000		M & C Holdings LLC, (RBC Bank (USA) LOC), 1.670%, 5/7/2009	4,180,000
12,735,000		Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 2.810%, 5/7/2009	12,735,000
7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/5/2009	7,000,000
4,550,000		McElroy Metal Mill, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	4,550,000
2,735,000		Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 2.420%, 5/7/2009	2,735,000
7,400,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 1.350%, 5/7/2009	7,400,000
6,760,000		Montgomery, AL BMC Special Care Facilities Finance Authority, Series 1997-A, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	6,760,000
6,975,000		MSH Realty Co. LLC, Series 2001, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	6,975,000
30,000,000		National Australia Bank Ltd., Melbourne, 1.376%, 7/6/2009	30,000,000
27,375,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 3.500%, 5/6/2009	27,375,000
65,000,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 3.500%, 5/6/2009	65,000,000
50,000,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thueringen LOC), 0.720%, 5/6/2009	50,000,000
2,250,000		Oceana County Freezer Storage, Inc., SERIES 1999, (Huntington National Bank, Columbus, OH LOC), 3.500%, 5/7/2009	2,250,000
9,600,000		PA SPE LLC, Series 2009 A, (Marshall & Ilsley Bank, Milwaukee LOC), 2.810%, 5/7/2009	9,600,000
3,505,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 2.750%, 5/7/2009	3,505,000
16,950,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 3.520%, 5/7/2009	16,950,000
3,435,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	3,435,000
150,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.561%, 7/7/2009	150,000,000
7,750,000		Robinette Co., (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	7,750,000
4,008,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.498%, 5/7/2009	4,008,000
20,000,000		Societe Generale, Paris, 1.676%, 6/4/2009	20,009,327
10,420,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	10,420,000
23,300,000		Superior Petroleum Co., Series 2007, (Huntington National Bank, Columbus, OH LOC), 3.500%, 5/7/2009	23,300,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.599%, 5/26/2009	50,000,000
1,925,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 3.420%, 5/7/2009	1,925,000
3,135,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	3,135,000
50,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Key Bank, N.A. LOC), 1.500%, 5/7/2009	50,000,000
11,630,000		Valleydale Baptist Church, Series 2003, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	11,630,000
8,320,000		Vulcan, Inc., Series 2006, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	8,320,000
75,000,000		Wachovia Bank N.A., 1.586%, 5/4/2009	75,000,000
6,060,000		World Of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	6,060,000
3,555,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.470%, 5/7/2009	3,555,000
		TOTAL	1,376,582,268
		Finance - Commercial — 1.2%
98,066,000		General Electric Capital Corp., 0.330% - 1.440%, 5/1/2009 – 6/15/2009	97,474,883
8,090,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 2.250%, 5/7/2009	8,090,000
16,350,000		Ziegler Realty, (General Electric Capital Corp. LOC), 1.450%, 5/7/2009	16,350,000
4,570,000		Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 1.600%, 5/7/2009	4,570,000
		TOTAL	126,484,883
		Healthcare — 0.5%
50,000,000	[1,2]	Roche Holding AG, 2.249%, 5/26/2009	50,000,000
		Insurance — 1.8%
25,000,000		Genworth Life Insurance Co., 1.641%, 5/9/2009	25,000,000
23,600,000		Hartford Life Global Funding Trust, 0.481%, 5/15/2009	23,600,000
50,000,000		MetLife Insurance Co. of Connecticut, 1.552% - 1.581%, 6/2/2009 - 6/26/2009	50,000,000
37,000,000		Monumental Life Insurance Co., 0.979%, 5/1/2009	37,000,000
50,000,000		Security Life of Denver Insurance Co., 3.222%, 5/11/2009	50,000,000
		TOTAL	185,600,000
		Oil & Oil Finance — 0.7%
75,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 1.239%, 7/13/2009	75,000,000
		TOTAL NOTES - VARIABLE	1,813,667,151
		REPURCHASE AGREEMENTS — 4.9%
		Banking — 4.9%
511,000,000		Interest in 2,000,000,000 joint repurchase agreement 0.170%, dated 04/30/2009 under which Goldman Sachs & Co will repurchase securities provided as collateral for $2,000,009,444 on 5/1/2009. The securities provided as collateral were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $2,040,009,634.	511,000,000
		TOTAL REPURCHASE AGREEMENTS
		TIME DEPOSIT — 1.0%
		Banking — 1.0%
100,000,000		Natixis, 0.200%, 5/1/2009	100,000,000
		TOTAL TIME DEPOSIT
		TOTAL INVESTMENTS—100.8% (AT AMORTIZED COST)[5]	10,582,475,966
		OTHER ASSETS AND LIABILITIES—NET—(0.8%)[6]	(88,879,956)
		TOTAL NET ASSETS—100%	$10,493,596,010

1
Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales.  At April 30, 2009, these restricted securities amounted to $2,399,064,334, which represented 22.9% of total net assets.

2
Security	Acquisition Date	Acquisition Cost	Market Value
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$50,221,961	$50,221,961
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	2,245,255	2,245,253
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	45,068,714	45,068,715

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$50,221,961	$50,221,961
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	2,245,255	2,245,253
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	45,068,714	45,068,715

3
Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4
Floating rate note with current rate and next reset date shown.
5
Also represents cost for federal tax purposes.
6
Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

The following acronyms are used throughout this portfolio:

HFA IDA IDB IDRB LLC LOC PLC
--Housing Finance Authority
--Industrial Development Authority
-- Industrial Development Bond
--Industrial Development Revenue Bond
--Limited Liability Corporation
--Letter of Credit
--Public Limited Company

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the
Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs                                                                           Investments in
Securities
Level 1 – Quoted Prices                                                                           $                      -
Level 2 – Other Significant Observable Inputs                                                                                       10,582,475,966
Level 3 – Significant Unobservable Inputs                                                                                                             -
   Total                                                                           $10,582,475,966

Federated Government Reserves Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES — 45.5%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Note, 0.386%, 5/8/2009	$50,000,000
521,274,000	[2]	Federal Home Loan Bank System Discount Notes, 0.280% - 3.200%, 5/11/2009 - 1/12/2010	518,938,583
2,922,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.363% - 1.449%, 5/1/2009 - 7/24/2009	2,921,558,007
666,325,000		Federal Home Loan Bank System Notes, 0.950% - 5.250%, 5/15/2009 - 4/1/2010	667,874,010
426,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.450% - 1.000%, 8/17/2009 - 2/1/2010	424,738,035
724,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.365% - 1.263%, 5/1/2009 - 6/10/2009	723,897,962
60,000,000		Federal Home Loan Mortgage Corp. Notes, 1.300% - 3.125%, 2/4/2010 – 4/1/2010	60,684,038
425,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.310% - 3.200%, 5/26/2009 - 12/28/2009	423,866,725
520,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.420% - 1.167%, 5/1/2009 - 7/28/2009	519,875,631
237,600,000		Federal National Mortgage Association Notes, 4.625% - 7.250%, 6/15/2009 - 1/15/2010	241,397,592
		TOTAL U.S. GOVERNMENT AGENCIES	6,552,830,583
		U.S. TREASURY — 0.5%
74,500,000	[2]	United States Treasury Bills, 0.705%, 12/17/2009	74,164,440
		TOTAL U.S. TREASURY	74,164,440
		REPURCHASE AGREEMENTS — 53.9%
300,000,000	[3]	Repurchase agreement 0.250%, dated 4/13/2009 under which Banc of America Securities will repurchase securities provided as collateral for $300,095,833 on 5/29/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2037 and the market value of those underlying securities was $309,038,625.	300,000,000
410,000,000	[3]	Repurchase agreement 0.400%, dated 3/10/2009 under which Banc of America Securities will repurchase securities provided as collateral for $410,410,000 on 6/8/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/20/2038 and the market value of those underlying securities was $422,543,996.	410,000,000
1,000,000,000		Repurchase agreement 0.170%, dated 4/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,033,056 on 5/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2039 and the market value of those underlying securities was $1,025,397,991.	1,000,000,000
1,500,000,000		Repurchase agreement 0.170%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,007,083 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government securities with various maturities to 2/28/2011 and the market value of those underlying securities was $1,530,000,055.	1,500,000,000
350,000,000	[3]	Repurchase agreement 0.330%, dated 4/1/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $350,096,250 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2048 and the market value of those underlying securities was $357,685,598.	350,000,000
1,406,000,000		Repurchase agreement 0.180%, dated 4/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,406,007,030 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2039 and the market value of those underlying securities was $1,440,140,583.	1,406,000,000
430,000,000	[3]	Repurchase agreement 0.210%, dated 4/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $430,075,250 on 5/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2039 and the market value of those underlying securities was $438,610,234.	430,000,000
300,000,000	[3]	Repurchase agreement 0.300%, dated 4/3/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $300,077,500 on 5/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2036 and the market value of those underlying securities was $309,072,101.	300,000,000
275,000,000	[3]	Repurchase agreement 0.330%, dated 4/1/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $275,075,625 on 5/1/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity of 10/1/2038 and the market value of those underlying securities was $280,577,138.	275,000,000
1,489,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.170%, dated 4/30/2009 under which Goldman Sachs and Co., Inc. will repurchase securities provided as collateral for $2,000,009,444 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $2,040,009,634.	1,489,000,000
300,000,000	[3]	Repurchase agreement 0.210%, dated 4/23/2009 under which Goldman Sachs and Co., Inc. will repurchase securities provided as collateral for $300,057,750 on 5/26/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2038 and the market value of those underlying securities was $309,014,420.	300,000,000
		TOTAL REPURCHASE AGREEMENTS	7,760,000,000
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	$14,386,995,023
		OTHER ASSETS AND LIABILITIES—NET—0.1%[5]	12,620,672
		TOTAL NET ASSETS—100%	$14,399,615,695

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ -
Level 2 – Other Significant Observable Inputs	14,386,955,023
Level 3 – Significant Unobservable Inputs	-
Total	$ 14,386,955,023

Federated Master Trust

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.7%
		Finance - Automotive--1.5%
$650,000		CarMax Auto Owner Trust 2009-1, Class A1, 1.664%, 5/7/2010	$650,000
1,554,329		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	1,554,330
774,147		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	774,147
		TOTAL	2,978,477
		Finance - Equipment--0.2%
359,045		CNH Equipment Trust 2009-A, Class A1, 1.736%, 4/15/2010	359,045
		TOTAL ASSET-BACKED SECURITIES	3,337,522
		CERTIFICATES OF DEPOSIT--32.6%
		Finance - Banking--32.6%
5,000,000		ABN AMRO Bank NV, Amsterdam, 0.450%, 5/28/2009	5,000,000
4,000,000		Banco Bilbao Vizcaya Argentaria SA, 1.070%, 11/2/2009	4,000,204
2,000,000		Banco Santander, S.A., 2.900%, 5/22/2009	2,000,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.050%, 7/15/2009	5,000,000
6,000,000		Barclays Bank PLC, 1.340% - 3.150%, 5/26/2009 - 6/18/2009	6,000,000
9,000,000		Canadian Imperial Bank of Commerce, 1.000% - 1.470%, 6/5/2009 - 8/4/2009	9,000,000
7,000,000		Credit Suisse, Zurich, 1.650% - 2.650%, 5/20/2009 - 7/6/2009	7,000,000
7,000,000		Lloyds TSB Bank PLC, London, 1.250%, 6/18/2009	7,000,000
2,000,000		Societe Generale, Paris, 2.500%, 5/20/2009	2,000,000
8,000,000		State Street Bank and Trust Co., 1.180% - 1.400%, 6/24/2009 - 10/13/2009	8,000,000
1,000,000		Svenska Handelsbanken, Stockholm, 1.010%, 6/12/2009	1,000,012
7,000,000		Toronto Dominion Bank, 1.170% - 1.900%, 8/31/2009 - 9/30/2009	7,000,000
		TOTAL CERTIFICATES OF DEPOSIT	63,000,216
		COLLATERALIZED LOAN AGREEMENT--1.6%
		Finance - Banking--1.6%
3,150,000		RBC Capital Markets Corp., 1.014%, 5/1/2009	3,150,000
		COMMERCIAL PAPER --36.8%[1]
		Finance - Automotive--1.0%
2,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.750%, 6/15/2009	1,995,625
		Finance - Banking--20.7%
6,000,000		Banco Santander, S.A., 2.900%, 5/18/2009	5,991,783
4,000,000		Calyon North America, Inc., 1.050%, 6/10/2009	3,995,333
8,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 1.000%, 6/5/2009	7,992,222
4,000,000	[2,3]	Gotham Funding Corp., 0.500%, 7/22/2009	3,995,444
5,000,000		ING (U.S.) Funding LLC, 1.150%, 5/7/2009	4,999,042
9,000,000		Landesbank Baden-Wuerttemberg, 1.000% - 1.150%, 7/14/2009 - 7/16/2009	8,979,736
4,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.995%, 6/15/2009	3,995,025
		TOTAL	39,948,585
		Finance - Commercial--2.6%
5,000,000		General Electric Capital Services, 0.700% - 0.750%, 5/15/2009 - 5/26/2009	4,997,893
		Finance - Retail--12.5%
9,000,000	[2,3]	Alpine Securitization Corp., 0.400% - 0.600%, 5/14/2009 - 7/6/2009	8,994,878
9,000,000	[2,3]	Barton Capital LLC, 0.600% - 0.720%, 5/19/2009 - 6/2/2009	8,995,893
6,000,000	[2,3]	Yorktown Capital LLC, 0.700%, 6/12/2009	5,995,100
		TOTAL	23,985,871
		TOTAL COMMERCIAL PAPER	70,927,974
		GOVERNMENT AGENCY--2.6%
		Government Agency--2.6%
5,000,000		Federal Home Loan Bank System, 0.860%, 5/1/2009	4,999,440
		NOTES – VARIABLE --21.2%[4]
		Finance - Banking--12.9%
5,000,000	[2,3]	Bank of Montreal, 0.989%, 5/5/2009	5,000,000
765,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.420%, 5/7/2009	765,000
1,000,000	[2,3]	ING Bank N.V., 1.496%, 6/26/2009	1,000,000
5,000,000		J.P. Morgan Chase & Co., 1.382%, 7/2/2009	4,993,674
3,000,000		National Australia Bank Ltd., Melbourne, 1.507%, 6/8/2009	3,000,000
2,915,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 3.520%, 5/7/2009	2,915,000
3,000,000		Societe Generale, Paris, 1.676%, 6/4/2009	2,988,824
4,000,000		Wachovia Bank N.A., 0.340% - 1.586%, 5/1/2009 – 7/6/2009	3,983,622
285,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.000%, 5/7/2009	285,000
		TOTAL	24,931,120
		Finance - Commercial--2.1%
4,000,000		General Electric Capital Corp., 0.509%, 5/11/2009	4,000,000
		Government Agency--1.0%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.850%, 4/16/2009	2,000,000
		Health Care--1.0%
2,000,000	[2,3]	Roche Holding AG, 2.249%, 5/25/2009	2,000,000
		Insurance--2.6%
2,000,000		MetLife Insurance Co. of Connecticut, 1.581%, 6/1/2009	2,000,000
2,000,000		Monumental Life Insurance Co., 0.979%, 5/1/2009	2,000,000
1,000,000	[2,3]	Pacific Life Global Funding, 0.568%, 5/4/2009	1,000,000
		TOTAL	5,000,000
		Oil & Oil Finance--1.6%
3,000,000		BP Capital Markets PLC, (GTD by BP PLC), 1.423%, 6/11/2009	3,000,000
		TOTAL NOTES - VARIABLE	40,931,120
		REPURCHASE AGREEMENT--5.4%
10,483,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	10,483,000
		TOTAL INVESTMENTS --- 101.9% (AT AMORTIZED COST)[5]	196,829,272
		OTHER ASSETS AND LIABILITIES --- (1.9)%[6]	(3,755,203)
		TOTAL NET ASSETS --- 100%	$193,074,069

1	Discount rate at time of purchase for discount issues or the coupon for interest-bearing issues.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $36,981,315, which represented 19.2% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $36,981,315, which represented 19.2% of total net assets.

4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	196,829,272
Level 3 – Significant Unobservable Inputs	---
Total	$ 196,829,272

The following acronyms are used throughout this portfolio:

FNMA	--Federated National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit

Federated Municipal Trust

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS — 99.9%[1,2]
		Alabama — 1.7%
$5,000,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	$5,000,000
5,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wachovia Bank N.A. LOC), 0.710%, 5/7/2009	5,000,000
600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.810%, 5/7/2009	600,000
3,500,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 0.710%, 5/7/2009	3,500,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (PowerSouth Energy Cooperative)/(Regions Bank, Alabama LOC), 1.210%, 5/7/2009	5,000,000
		TOTAL	19,100,000
		Arizona—0.8%
9,125,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA, Inc. INS)/ (Citibank N.A., New York LIQ), 1.100%, 5/6/2009	9,125,000
		Arkansas— 0.5%
5,200,000		Arkansas Development Finance Authority, (Series 2000F) Weekly VRDNs (Capri, LLC)/(Regions Bank, Alabama LOC), 1.080%, 5/7/2009	5,200,000
		California — 0.3%
3,180,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 1.250%, 5/7/2009	3,180,000
		Colorado—1.8%
700,000		Colorado Agricultural Development Authority, (Series 2000) Weekly VRDNs (Rocky Mountain Milling LLC)/(SunTrust Bank LOC), 0.980%, 5/7/2009	700,000
2,300,000		Colorado HFA, (Series 2005B) Weekly VRDNs (Closet Factory)/(Bank of New York LOC), 0.900%, 5/7/2009	2,300,000
2,210,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 5/7/2009	2,210,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.580%, 5/6/2009	15,000,000
		TOTAL	20,210,000
		Delaware—1.9%
14,200,000		Delaware EDA IDRB, (Series 1997C) Daily VRDNs (Motiva Enterprises LLC), 0.500%, 5/1/2009	14,200,000
6,515,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C) Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 3.500%, 5/7/2009	6,515,000
		TOTAL	20,715,000
		District of Columbia—1.8%
4,530,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 0.910%, 5/7/2009	4,530,000
15,000,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 0.620%, 5/7/2009	15,000,000
		TOTAL	19,530,000
		Florida—5.5%
3,500,000		Broward County, FL, (Series 2008) Weekly VRDNs (Port Everglades)/(Bank of Nova Scotia, Toronto LOC), 0.690%, 5/7/2009	3,500,000
3,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.500% RANs (FSA, Inc. INS), 6/1/2009	3,004,974
4,060,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2006-7 Weekly VRDNs (GNMA COL)/(FSA, Inc. INS)/(State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	4,060,000
4,685,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2007-49 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	4,685,000
5,520,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 2.420%, 5/7/2009	5,520,000
1,000,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-Seven)/(Citibank N.A., New York LOC), 0.610%, 5/6/2009	1,000,000
8,800,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.000%, 5/7/2009	8,800,000
4,000,000		Hillsborough County, FL HFA, (Series 2006) Weekly VRDNs (Brandywine Apartments)/(Citibank N.A., New York LOC), 0.800%, 5/6/2009	4,000,000
8,770,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2005-41) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.730%, 5/7/2009	8,770,000
2,250,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 5/6/2009	2,250,000
11,880,000	[3,4]	Miami-Dade County, FL School Board, ROCs (Series 12135) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 1.380%, 5/7/2009	11,880,000
3,620,000		Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(FNMA LOC), 0.640%, 5/6/2009	3,620,000
		TOTAL	61,089,974
		Georgia—4.3%
16,220,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 1.210%, 5/7/2009	16,220,000
6,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	6,375,000
25,000,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 3.250%, 5/6/2009	25,000,000
		TOTAL	47,595,000
		Idaho—1.2%
11,735,000		Boise, ID Housing Authority, (Series 2002B) Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 1.800%, 5/6/2009	11,735,000
2,000,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 0.980%, 5/7/2009	2,000,000
		TOTAL	13,735,000
		Illinois—4.1%
3,940,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.950%, 5/7/2009	3,940,000
12,000,000	[3,4]	Chicago, IL Board of Education, EAGLEs (Series 2008-049) Weekly VRDNs (FSA, Inc. INS)/(Citigroup Financial Products, Inc. LIQ), 2.380%, 5/7/2009	12,000,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 1.050%, 5/7/2009	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 2.950%, 5/7/2009	4,485,000
14,200,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	14,200,000
4,200,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Genesis, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.950%, 5/1/2009	4,200,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 2.950%, 5/6/2009	3,000,000
		TOTAL	45,225,000
		Indiana—3.8%
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.680%, 5/7/2009	7,250,000
3,045,000		Goshen, IN EDRB, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC), 2.180%, 5/7/2009	3,045,000
10,325,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-3) Weekly VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.700%, 5/6/2009	10,325,000
7,000,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-5) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.650%, 5/1/2009	7,000,000
3,730,000	[3,4]	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.880%, 5/7/2009	3,730,000
6,225,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	6,225,000
3,400,000		Indianapolis, IN, (Series 1999) Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 0.830%, 5/7/2009	3,400,000
490,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	490,000
540,000		Poseyville, IN, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris, N.A. LOC), 1.280%, 5/7/2009	540,000
		TOTAL	42,005,000
		Kansas—2.2%
2,436,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2009-11 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	2,436,000
7,460,000		Kansas State Development Finance Authority - MFH, (Series 2004M) Weekly VRDNs (Saddlewood Apartments Phase I, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.230%, 5/7/2009	7,460,000
2,290,000	[3,4]	Sedgwick & Shawnee Counties, KS, MERLOTS (Series 2001 A-35) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	2,290,000
7,045,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-III), 1.000% BANs, 3/1/2010	7,048,133
4,800,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.000% BANs, 3/1/2010	4,802,134
		TOTAL	24,036,267
		Kentucky—1.7%
8,100,000		Louisville & Jefferson County, KY Metropolitan Government, St. Mary Academy (Series 2008) Weekly VRDNs (Roman Catholic Bishop of Lousiville)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	8,100,000
6,040,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003A) Daily VRDNs (FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 5/1/2009	6,040,000
215,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 7.300%, 5/7/2009	215,000
4,720,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.850%, 5/7/2009	4,720,000
		TOTAL	19,075,000
		Louisiana—0.4%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/6/2009	4,900,000
		Maine—1.3%
4,900,000		Maine State Housing Authority, (Series 2005 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.840%, 5/7/2009	4,900,000
10,000,000		Maine State Housing Authority, (Series 2008 I), 2.000% TOBs, Mandatory Tender 12/16/2009	10,000,000
		TOTAL	14,900,000
		Maryland —0.6%
1,510,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54) Weekly VRDNs (Bank of New York LIQ), 0.570%, 5/6/2009	1,510,000
5,640,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.000%, 5/1/2009	5,640,000
		TOTAL	7,150,000
		Massachusetts—1.8%
6,650,000		Commonwealth of Massachusetts, (Series C), 4.000% RANs, 5/29/2009	6,659,056
1,965,000		Massachusetts Development Finance Agency, (Series 2004), 1.100% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 5/7/2009	1,965,000
10,950,000		Massachusetts IFA, (Series 1992B), 1.100% CP (New England Power Co.), Mandatory Tender 5/13/2009	10,950,000
		TOTAL	19,574,056
		Michigan—0.3%
3,845,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(Harris, N.A. LOC), 1.030%, 5/7/2009	3,845,000
		Minnesota—0.3%
2,800,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.720%, 5/1/2009	2,800,000
		Mississippi—2.4%
3,070,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 1.210%, 5/7/2009	3,070,000
2,400,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 1.210%, 5/7/2009	2,400,000
1,490,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 1.460%, 5/7/2009	1,490,000
900,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	900,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	6,075,000
1,190,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	1,190,000
3,840,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	3,840,000
270,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 0.960%, 5/7/2009	270,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 2.250% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Optional Tender 12/1/2009	7,800,000
		TOTAL	27,035,000
		Missouri—1.8%
4,915,000		Bridgeton, MO IDA, (Series 2006) Weekly VRDNs (Stoltze Printing)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.230%, 5/7/2009	4,915,000
3,500,000		Missouri State Housing Development Commission, 0.450% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	3,500,000
2,100,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	2,100,000
2,620,000		St. Charles County, MO Industrial Development Agency, (Series 2004A) Weekly VRDNs (Newco Enterprises, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.250%, 5/7/2009	2,620,000
6,815,000		St. Charles County, MO Industrial Development Agency, (Series 2007) Weekly VRDNs (Patriot Machine, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.230%, 5/7/2009	6,815,000
		TOTAL	19,950,000
		Montana—0.3%
3,800,000		Montana State Board Of Investments, (Series 1989), 2.300% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	3,800,000
		Multi State—8.2%
17,808,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2007-40 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.780%, 5/7/2009	17,808,000
12,580,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-state AMT) Series 2007-52 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.780%, 5/7/2009	12,580,000
11,138,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.780%, 5/7/2009	11,138,000
4,900,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.680%, 5/7/2009	4,900,000
6,300,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.630%, 5/7/2009	6,300,000
9,970,000		FHLMC, (Series M019-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.680%, 5/7/2009	9,970,000
9,985,000		FHLMC, (Series M021-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(FHLMC GTD)/(FHLMC LIQ), 0.680%, 5/7/2009	9,985,000
9,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 5/7/2009	9,000,000
10,000,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 5/7/2009	10,000,000
		TOTAL	91,681,000
		Nebraska—0.4%
4,990,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.650%, 5/7/2009	4,990,000
		Nevada—0.9%
4,000,000		Clark County, NV Airport System, (Series 2008F), 3.000% BANs, 7/1/2009	4,006,911
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.630%, 5/7/2009	3,100,000
2,955,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Key Bank, N.A. LOC), 0.960%, 5/7/2009	2,955,000
		TOTAL	10,061,911
		New Hampshire—0.4%
2,425,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	2,425,000
2,260,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	2,260,000
		TOTAL	4,685,000
		New Jersey—2.8%
4,000,000		Beachwood, NJ, 3.500% BANs, 5/28/2009	4,001,159
2,180,000		Haddon Heights, NJ, 3.250% BANs, 6/16/2009	2,181,358
3,593,480		Lacey Township, NJ, 3.000% BANs, 7/24/2009	3,599,948
4,000,000		Morristown, NJ, 2.000% TANs, 2/9/2010	4,012,177
3,000,000		Mountainside, NJ, 3.500% BANs, 11/6/2009	3,009,362
2,700,000		Randolph, NJ, 2.000% BANs, 3/31/2010	2,713,391
2,300,000		Sea Isle City, NJ, 2.500% BANs, 12/10/2009	2,305,494
5,000,000		Wallington, NJ, 2.500% BANs, 5/11/2009	5,000,605
4,000,000		Wildwood Crest, NJ, 1.750% BANs, 11/6/2009	4,010,251
		TOTAL	30,833,745
		New Mexico—1.6%
3,750,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Desert Willow, LP)/(U.S. Bank, N.A. LOC), 0.780%, 5/7/2009	3,750,000
14,000,000		New Mexico Educational Asistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.620%, 5/6/2009	14,000,000
		TOTAL	17,750,000
		New York—14.4%
10,500,000		Broome County, NY, 2.250% BANs, 4/16/2010	10,564,338
1,455,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 5/7/2009	1,455,000
1,185,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 4.250%, 5/6/2009	1,185,000
1,735,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.790%, 5/7/2009	1,735,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 1.700%, 5/6/2009	1,700,000
1,305,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.480%, 5/7/2009	1,305,000
4,990,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/(Wilmington Trust Co. LOC), 3.550%, 5/7/2009	4,990,000
10,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 3.000%, 5/6/2009	10,000,000
1,700,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.830%, 5/7/2009	1,700,000
15,850,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.550%, 5/6/2009	15,850,000
9,705,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (Ithaca College)/(RBS Citizens Bank N.A. LOC), 3.150%, 5/7/2009	9,705,000
22,700,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (St. Lawrence University)/(Citizens Bank of Pennsylvania LOC), 3.150%, 5/7/2009	22,700,000
7,775,000		New York State Dormitory Authority, (Subseries 2006 A-2) Weekly VRDNs (Long Island University)/(RBS Citizens Bank N.A. LOC), 4.000%, 5/7/2009	7,775,000
5,020,000		New York State Local Government Assistance Corp., (Series 2003A-8V) Subordinate Lien Refunding Bonds Weekly VRDNs (FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.080%, 5/6/2009	5,020,000
34,630,000	[3,4]	New York State Thruway Authority, ROCs (Series 12045) Weekly VRDNs (FSA, Inc. INS)/(Citigroup Financial Products, Inc. LIQ), 2.170%, 5/7/2009	34,630,000
2,300,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.730%, 5/7/2009	2,300,000
2,000,000		Oswego, NY City School District, 4.000% BANs, 8/14/2009	2,004,224
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A. LOC), 0.850%, 5/7/2009	2,250,000
3,000,000		South Country Central School District, NY, 2.750%, 6/30/2009	3,002,419
2,500,000		Springs, NY UFSD, 4.750% TANs, 6/30/2009	2,507,683
5,000,000		Syracuse, NY, (Series 2008), 2.750% RANs, 6/30/2009	5,005,673
3,050,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Regions Bank, Alabama LOC), 1.210%, 5/7/2009	3,050,000
10,000,000		Yonkers, NY, 5.000% RANs, 6/30/2009	10,012,055
		TOTAL	160,446,392
		Ohio—1.8%
7,250,000		Delaware County, OH Healthcare Facilities, (Series 2007B) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	7,250,000
2,500,000		Harrison, OH, 2.700% BANs, 12/10/2009	2,511,789
2,000,000		Lima, OH City Sewer District, 3.625% BANs, 7/29/2009	2,004,238
2,750,000		Louisville Ohio City School District, 3.200% BANs, 9/30/2009	2,757,857
2,000,000		Miami East Local School District, OH, 3.250% BANs, 7/16/2009	2,003,106
3,085,000	[3,4]	Ohio HFA, MERLOTS (Series 2001-A78) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	3,085,000
		TOTAL	19,611,990
		Oklahoma—0.2%
2,140,916	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	2,140,916
		Oregon—0.9%
10,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 0.500%, 5/7/2009	10,000,000
		Pennsylvania—1.3%
14,600,000		Southcentral PA, General Authority, (Series 2008D) Weekly VRDNs (Wellspan Health Obligated Group)/(SunTrust Bank LOC), 3.000%, 5/6/2009	14,600,000
		South Carolina—1.8%
13,500,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 1.750%, 5/7/2009	13,500,000
7,000,000		South Carolina Jobs-EDA, IDB (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.660%, 5/7/2009	7,000,000
		TOTAL	20,500,000
		South Dakota—2.3%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc. )/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 5/7/2009	8,410,000
10,000,000		South Dakota Housing Development Authority, (Series 2007 I) Weekly VRDNs, 0.550%, 5/7/2009	10,000,000
6,600,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (Series 2008C) Weekly VRDNs (Federal Home Loan Bank of Des Moines LIQ), 0.450%, 5/7/2009	6,600,000
		TOTAL	25,010,000
		Tennessee— 3.9%
4,500,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 2.950%, 5/1/2009	4,500,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	3,500,000
8,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	8,500,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006A) Weekly VRDNs (Jackson Grove, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.230%, 5/7/2009	10,000,000
13,805,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008B) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.950%, 5/7/2009	13,805,000
3,400,000		Sevier County, TN Industrial Development Board, (Series 2005) Weekly VRDNs (Heritage Log Homes, Inc.)/(SunTrust Bank LOC), 1.000%, 5/7/2009	3,400,000
		TOTAL	43,705,000
		Texas—5.3%
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.570%, 5/7/2009	8,200,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(Wachovia Bank N.A. LOC), 0.980%, 5/7/2009	3,000,000
7,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	7,500,000
25,000,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (FSA, Inc. INS)/(Bank of America N.A. LIQ), 1.230%, 5/6/2009	25,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.530%, 5/7/2009	15,000,000
		TOTAL	58,700,000
		Vermont—0.6%
6,440,000		Vermont HFA, (Series 24A) Weekly VRDNs (Vermont HFA SFM)/(FSA, Inc. INS)/(TD Banknorth N.A. LIQ), 2.000%, 5/6/2009	6,440,000
		Virginia—0.3%
3,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.250% CP (Virginia Electric & Power Co.), Mandatory Tender 6/11/2009	3,500,000
		Washington—5.2%
25,160,000	[3,4]	King County, WA Sewer System, ROCs (Series 10279) Weekly VRDNs (FSA, Inc. INS)/(Citigroup Financial Products, Inc. LIQ), 2.030%, 5/7/2009	25,160,000
3,825,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.800%, 5/6/2009	3,825,000
7,895,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.570%, 5/7/2009	7,895,000
3,590,000		Washington State Housing Finance Commission, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.680%, 5/7/2009	3,590,000
4,825,000		Washington State Housing Finance Commission, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 0.680%, 5/7/2009	4,825,000
2,575,000		Washington State Housing Finance Commission, (Series 1996A: Pacific Inn Apartments) Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 0.800%, 5/7/2009	2,575,000
10,500,000		Washington State Housing Finance Commission, (Series 2005A: Park Vista) Daily VRDNs (MWSH Port Orchard LLC)/(Bank of America N.A. LOC), 0.920%, 5/1/2009	10,500,000
		TOTAL	58,370,000
		Wisconsin—5.9%
9,500,000		Baraboo, WI School District, (Series 2007) Weekly VRDNs (Teel Plastics Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.830%, 5/7/2009	9,500,000
20,000,000		Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.750%, 5/7/2009	20,000,000
7,710,000		Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(ABN AMRO Bank NV, Amsterdam LOC), 1.630%, 5/7/2009	7,710,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.850%, 5/7/2009	1,000,000
19,040,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.630%, 5/6/2009	19,040,000
8,630,000		Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/6/2009	8,630,000
		TOTAL	65,880,000
		Wyoming—0.9%
10,000,000		Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.590%, 5/7/2009	10,000,000
		TOTAL INVESTMENTS—99.9% …….(AT AMORTIZED COST)[5]	1,112,681,251
		OTHER ASSETS AND LIABILITIES – NET – 0.1%[6]	826,644
		TOTAL NET ASSETS – 100%	$1,113,507,895
Securities that are subject to the federal alternative minimum tax (AMT) represent 63.4% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2009  the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier          Second Tier
97.6%                            2.4%

2	Current rate and next reset date shown on Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933: or (b) is subject to contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $175,866,256, which represented 15.8% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.  At April 30, 2009, these liquid restricted securities amounted to $175,866,256, which represented 15.8% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment
Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ -
Level 2 – Other Significant Observable Inputs	1,112,681,251
Level 3 – Significant Unobservable Inputs	-
Total	$1,112,681,251

The following acronyms are used throughout this portfolio:

AMT	-- Alternative Minimum Tax
BANs	-- Bond Anticipation Notes
COL	-- Collateralized
CP	-- Commercial Paper
EDA	-- Economic Development Authority
EDRB	-- Economic Development Revenue Bond
FHLMC	-- Federal Home Loan Mortgage Corp.
FNMA	-- Federal National Mortgage Association
FSA	-- Financial Security Assurance
GNMA	-- Government National Mortgage Association
GTD	-- Guaranteed
HEFA	-- Health and Education Facilities Authority
HFA	-- Housing Finance Authority
IDA	-- Industrial Development Authority
IDB	-- Industrial Development Bond
IDC	-- Industrial Development Corporation
IDRB	-- Industrial Development Revenue Bond
IFA	-- Industrial Finance Authority
INS	-- Insured
INV	-- Investment Agreement
LIQ(s)	-- Liquidity Agreement(s)
LOC(s)	-- Letter(s) of Credit
MERLOTS	-- Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	-- Multi-Family Housing
MMMs	-- Money Market Municipals
PCR	-- Pollution Control Revenue
PUTTERs	-- Puttable Tax-Exempt Receipts
RANs	-- Revenue Anticipation Notes
ROCs	-- Reset Option Certificates
SFM	-- Single Family Mortgage
TANs	-- Tax Anticipation Notes
TOBs	-- Tender Option Bonds
UFSD	-- Union Free School District
VRDNs	-- Variable Rate Demand Notes
VRDPs	-- Variable Rate Demand Preferred

Federated Short-Term U.S. Government Trust

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--55.7%
$1,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.386%, 5/8/2009	$1,000,000
7,750,000	[2]	Federal Home Loan Bank System Discount Notes, 0.280% - 3.200%, 7/9/2009 - 1/11/2010	7,709,675
44,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.363% - 1.449%, 5/1/2009 - 7/24/2009	43,996,087
13,480,000		Federal Home Loan Bank System Notes, 0.950% - 4.250%, 5/15/2009 - 3/26/2010	13,490,125
9,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.300% - 1.000%, 7/27/2009 - 2/1/2010	8,982,764
16,050,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.365% - 1.263%, 5/1/2009 - 6/10/2009	16,046,958
4,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.310% - 3.200%, 5/26/2009 - 12/28/2009	4,487,984
8,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.420% - 1.167%, 5/1/2009 - 7/28/2009	8,498,575
4,200,000		Federal National Mortgage Association Notes, 6.625% - 7.250%, 9/15/2009 - 1/15/2010	4,309,124
		TOTAL GOVERNMENT AGENCIES	108,521,292
		REPURCHASE AGREEMENTS--43.4%
4,000,000	[3]	Interest in $2,420,000,000 joint repurchase agreement 0.21%, dated 4/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,420,423,500 on 5/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $2,468,457,597.	4,000,000
2,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.29%, dated 4/6/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,241,667 on 5/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $1,022,326,659.	2,000,000
4,000,000	[3]	Interest in $1,600,000,000 joint repurchase agreement 0.30%, dated 4/3/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,600,413,333 on 5/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $1,635,679,784.	4,000,000
3,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.25%, dated 4/13/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,550,495,139 on 5/29/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2049 and the market value of those underlying securities was $1,593,324,877.	3,000,000
3,000,000	[3]	Interest in $2,650,000,000 joint repurchase agreement 0.17%, dated 4/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,650,087,597 on 5/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $2,725,280,729.	3,000,000
7,401,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	7,401,000
5,000,000	[3]	Interest in $2,040,000,000 joint repurchase agreement 0.33%, dated 4/1/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,040,561,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/20/2038 and the market value of those underlying securities was $2,099,113,261.	5,000,000
9,000,000		Interest in $4,275,000,000 joint repurchase agreement 0.19%, dated 4/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,275,022,563 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $4,363,167,659.	9,000,000
5,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $5,000,025,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2039 and the market value of those underlying securities was $5,102,052,293.	5,000,000
4,000,000	[3]	Interest in $1,635,000,000 joint repurchase agreement 0.33%, dated 4/1/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $1,635,449,625 on 5/1/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2038 and the market value of that underlying security was $1,668,158,618.	4,000,000
5,000,000		Interest in $5,500,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $5,500,025,972 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $5,610,026,492.	5,000,000
3,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.21%, dated 4/22/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,550,298,375 on 5/26/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $1,581,073,780.	3,000,000
3,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.23%, dated 4/15/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,201,250 on 5/15/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2045 and the market value of those underlying securities was $1,081,604,462.	3,000,000
9,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,000,009,444 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2039 and the market value of those underlying securities was $2,057,996,424.	9,000,000
9,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Societe Generale, Paris will repurchase securities provided as collateral for $2,000,010,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $2,043,865,501.	9,000,000
9,000,000		Interest in $150,000,000 joint repurchase agreement 0.20%, dated 4/30/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,000,833 on 5/1/2009. The securities provided as collateral at the end of the period were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 6/16/2023 and the market value of those underlying securities was $153,208,960.	9,000,000
		TOTAL REPURCHASE AGREEMENTS	84,401,000
		U.S. TREASURY--0.8%
1,500,000	[2]	United States Treasury Bills, 0.705%, 12/17/2009	1,493,244
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	194,415,536
		OTHER ASSETS AND LIABILITIES – NET—0.1%[5]	270,230
		TOTAL NET ASSETS—100%	$194,685,766

1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	194,415,536
Level 3 – Significant Unobservable Inputs	---
Total	$ 194,415,536

Government Obligations Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--39.3%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.386%, 5/8/2009	$135,000,000
3,471,549,000	[2]	Federal Home Loan Bank System Discount Notes, 0.210% - 3.200%, 5/11/2009 - 2/10/2010	3,461,103,776
9,695,200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.363% - 1.449%, 5/1/2009 - 7/24/2009	9,692,800,018
3,061,280,000		Federal Home Loan Bank System Notes, 0.870% - 5.000%, 5/8/2009 - 4/1/2010	3,069,648,943
1,836,647,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.300% - 1.000%, 6/1/2009 - 2/1/2010	1,832,217,852
4,102,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.365% - 1.263%, 5/1/2009 - 7/13/2009	4,101,511,775
225,075,000		Federal Home Loan Mortgage Corp. Notes, 1.250% - 5.250%, 5/21/2009 - 4/1/2010	225,277,424
2,333,070,000	[2]	Federal National Mortgage Association Discount Notes, 0.310% - 3.200%, 5/26/2009 - 12/29/2009	2,327,287,467
1,434,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.420% - 1.167%, 5/1/2009 - 7/28/2009	1,433,950,726
934,684,000		Federal National Mortgage Association Notes, 3.875% - 7.250%, 5/15/2009 - 1/15/2010	960,739,420
292,365,000	[1]	Housing and Urban Development Floating Rate Notes, 1.408%, 5/1/2009	292,365,000
		TOTAL GOVERNMENT AGENCIES	27,531,902,401
		REPURCHASE AGREEMENTS--60.3%
4,402,000,000		Interest in $8,008,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $8,008,037,816 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $8,168,198,605.	4,402,000,000
3,258,000,000		Repurchase agreement 0.18%, dated 4/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,258,016,290 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and a U.S. Treasury security with various maturities to 4/1/2039 and the market value of those underlying securities was $3,323,176,673.	3,258,000,000
1,895,000,000	[3]	Interest in $2,420,000,000 joint repurchase agreement 0.21%, dated 4/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,420,423,500 on 5/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $2,468,457,597.	1,895,000,000
812,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.29%, dated 4/6/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,241,667 on 5/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $1,022,326,659.	812,000,000
1,254,000,000	[3]	Interest in $1,600,000,000 joint repurchase agreement 0.30%, dated 4/3/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,600,413,333 on 5/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $1,635,679,784.	1,254,000,000
214,313,000		Interest in $351,795,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Banc of America Securities LLC will repurchase a security provided as collateral for $351,796,759 on 5/1/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/15/2039 and the market value of that underlying security was $358,832,695.	214,313,000
1,217,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.25%, dated 4/13/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,550,495,139 on 5/29/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2049 and the market value of those underlying securities was $1,593,324,877.	1,217,000,000
4,701,000,000		Interest in $4,800,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,800,024,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/20/2038 and the market value of those underlying securities was $4,896,024,480.	4,701,000,000
2,092,000,000	[3]	Interest in $2,650,000,000 joint repurchase agreement 0.17%, dated 4/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,650,087,597 on 5/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $2,725,280,729.	2,092,000,000
220,673,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	220,673,000
1,597,000,000	[3]	Interest in $2,040,000,000 joint repurchase agreement 0.33%, dated 4/1/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,040,561,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/20/2038 and the market value of those underlying securities was $2,099,113,261.	1,597,000,000
3,361,000,000		Interest in $4,275,000,000 joint repurchase agreement 0.19%, dated 4/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,275,022,563 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2048 and the market value of those underlying securities was $4,363,167,659.	3,361,000,000
1,000,000,000	[3]	Repurchase agreement 0.15%, dated 4/28/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,029,167 on 5/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,030,009,535.	1,000,000,000
625,000,000		Repurchase agreement 0.17%, dated 4/30/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $625,002,951 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2038 and the market value of those underlying securities was $643,750,596.	625,000,000
1,135,490,000		Interest in $5,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $5,000,025,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2039 and the market value of those underlying securities was $5,102,052,293.	1,135,490,000
1,277,000,000	[3]	Interest in $1,635,000,000 joint repurchase agreement 0.33%, dated 4/1/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $1,635,449,625 on 5/1/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2038 and the market value of that underlying security was $1,668,158,618.	1,277,000,000
1,615,000,000		Interest in $5,500,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $5,500,025,972 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $5,610,026,492.	1,615,000,000
1,202,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.21%, dated 4/22/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,550,298,375 on 5/26/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $1,581,073,780.	1,202,000,000
250,000,000		Repurchase agreement 0.19%, dated 4/30/2009 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,001,319 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2039 and the market value of those underlying securities was $255,000,229.	250,000,000
1,155,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,010,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2039 and the market value of those underlying securities was $2,040,001,579.	1,155,000,000
829,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.23%, dated 4/15/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,201,250 on 5/15/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2045 and the market value of those underlying securities was $1,081,604,462.	829,000,000
450,000,000	[3]	Repurchase agreement 0.29%, dated 4/6/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $450,116,000 on 5/8/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $463,589,733.	450,000,000
2,939,000,000		Interest in $5,200,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $5,200,024,556 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $5,304,006,599.	2,939,000,000
1,000,000,000		Repurchase agreement 0.19%, dated 4/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,005,278 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2047 and the market value of those underlying securities was $1,030,000,767.	1,000,000,000
1,930,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $2,000,009,444 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $2,057,996,424.	1,930,000,000
500,000,000		Repurchase agreement 0.19%, dated 4/30/2009 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $500,002,639 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/25/2037 and the market value of those underlying securities was $513,756,420.	500,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,010,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $2,043,865,501.	1,000,000,000
100,000,000		Repurchase agreement 0.12%, dated 4/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $100,000,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/27/2011 and the market value of those underlying securities was $102,002,334.	100,000,000
200,000,000		Repurchase agreement 0.18%, dated 4/30/2009 under which Wachovia Bank N.A. will repurchase securities provided as collateral for $200,001,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2037 and the market value of those underlying securities was $204,148,257.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	42,231,476,000
		U.S. TREASURY--0.5%
350,000,000	[2]	United States Treasury Bills, 0.705%, 12/17/2009	348,423,542
		TOTAL INVESTMENTS---100.1% (AT AMORTIZED COST)[4]	70,111,801,943
		OTHER ASSETS AND LIABILITIES---NET---(0.1)%[5]	(83,110,041)
		TOTAL NET ASSETS---100%	$70,028,691,902

1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ----
Level 2 – Other Significant Observable Inputs	70,111,801,943
Level 3 – Significant Unobservable Inputs	----
Total	$70,111,801,943

Government Obligations Tax-Managed Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES — 90.8%
$2,191,911,000	[1]	Federal Farm Credit System Discount Notes, 0.080% - 2.880%, 5/1/2009 - 3/30/2010	$2,186,279,660
4,161,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.297% - 2.450%, 5/1/2009 -7/9/2009	4,160,770,260
485,426,000		Federal Farm Credit System Notes, 1.050% - 9.800%, 5/4/2009 - 3/18/2010	486,733,874
6,402,747,000	[1]	Federal Home Loan Bank System Discount Notes, 0.080% - 3.200%, 5/1/2009 -11/23/2009	6,399,187,359
4,796,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.343% - 1.211%, 5/1/2009 -7/16/2009	4,795,096,078
700,850,000		Federal Home Loan Bank System Notes, 1.050% - 6.300%, 5/8/2009 - 3/12/2010	702,080,988
		TOTAL	18,730,148,219
		U.S. TREASURY — 8.8%
242,000,000	[1]	United States Treasury Bill, 0.125%, 6/4/2009	241,971,431
685,000,000	[1]	United States Treasury Bill, 0.185%, 6/11/2009	684,855,674
140,000,000	[1]	United States Treasury Bills, 0.190% - 0.205%, 5/7/2009	139,995,466
300,000,000	[1]	United States Treasury Bill, 0.200%, 5/28/2009	299,955,000
10,000,000		United States Treasury Note, 3.875%, 5/15/2009	10,013,996
440,000,000		United States Treasury Notes, 4.875% - 6.000%, 8/15/2009	446,577,978
		TOTAL	1,823,369,545
		TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[3]	20,553,517,764
		OTHER ASSETS AND LIABILITIES—NET—0.4%[4]	73,716,047
		TOTAL NET ASSETS—100%	$20,627,233,811

1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ -
Level 2 – Other Significant Observable Inputs	20,553,517,764
Level 3 – Significant Unobservable Inputs	-
Total	$20,553,517,764

Liberty U.S. Government Money Market Trust

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--50.9%
$1,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.386%, 5/8/2009	$1,500,000
13,750,000	[2]	Federal Home Loan Bank System Discount Notes, 0.280% - 3.200%, 7/9/2009 - 1/11/2010	13,677,472
69,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.363% - 1.449%, 5/1/2009 - 7/17/2009	69,487,538
19,345,000		Federal Home Loan Bank System Notes, 0.950% - 5.375%, 5/15/2009 - 4/1/2010	19,369,715
7,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.550% - 1.000%, 8/17/2009 - 2/1/2010	7,475,616
25,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.365% - 1.263%, 5/1/2009 - 6/10/2009	25,495,039
7,750,000	[2]	Federal National Mortgage Association Discount Notes, 0.310% - 3.200%, 5/26/2009 - 12/29/2009	7,727,422
13,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.420% - 1.167%, 5/1/2009 - 7/28/2009	13,497,764
7,000,000		Federal National Mortgage Association Notes, 4.200% - 7.250%, 6/8/2009 - 1/15/2010	7,171,004
		TOTAL GOVERNMENT AGENCIES	165,401,570
		REPURCHASE AGREEMENTS--48.6%
9,000,000	[3]	Interest in $2,420,000,000 joint repurchase agreement 0.21%, dated 4/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,420,423,500 on 5/27/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $2,468,457,597.	9,000,000
3,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.29%, dated 4/6/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,241,667 on 5/6/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $1,022,326,659.	3,000,000
5,000,000	[3]	Interest in $1,600,000,000 joint repurchase agreement 0.30%, dated 4/3/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,600,413,333 on 5/4/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $1,635,679,784.	5,000,000
5,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.25%, dated 4/13/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,550,495,139 on 5/29/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2049 and the market value of those underlying securities was $1,593,324,877.	5,000,000
10,000,000		Interest in $4,800,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Bank of America N.A. will repurchase securities provided as collateral for $4,800,024,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/20/2038 and the market value of those underlying securities was $4,896,024,480.	10,000,000
8,000,000	[3]	Interest in $2,650,000,000 joint repurchase agreement 0.17%, dated 4/28/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,650,087,597 on 5/5/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $2,725,280,729.	8,000,000
13,127,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	13,127,000
6,000,000	[3]	Interest in $2,040,000,000 joint repurchase agreement 0.33%, dated 4/1/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,040,561,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/20/2038 and the market value of those underlying securities was $2,099,113,261.	6,000,000
16,000,000		Interest in $4,275,000,000 joint repurchase agreement 0.19%, dated 4/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,275,022,563 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2048 and the market value of those underlying securities was $4,363,167,659.	16,000,000
10,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $5,000,025,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2039 and the market value of those underlying securities was $5,102,052,293.	10,000,000
6,000,000	[3]	Interest in $1,635,000,000 joint repurchase agreement 0.33%, dated 4/1/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,635,449,625 on 5/1/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2038 and the market value of that underlying security was $1,668,158,618.	6,000,000
10,000,000		Interest in $5,500,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $5,500,025,972 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $5,610,026,492.	10,000,000
5,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.21%, dated 4/22/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,550,298,375 on 5/26/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $1,581,073,780.	5,000,000
4,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.23%, dated 4/15/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,201,250 on 5/15/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2045 and the market value of those underlying securities was $1,081,604,462.	4,000,000
16,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Morgan Stanley and Co., Inc. will repurchase securities provided as collateral for $2,000,009,444 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $2,057,996,424.	16,000,000
16,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,010,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $2,043,865,501.	16,000,000
16,000,000		Interest in $150,000,000 joint repurchase agreement 0.20%, dated 4/30/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,000,833 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 6/16/2023 and the market value of those underlying securities was $153,208,960.	16,000,000
		TOTAL REPURCHASE AGREEMENTS	158,127,000
		U.S. TREASURY--0.6%
2,000,000	[2]	United States Treasury Bills, 0.705%, 12/17/2009	1,990,992
		TOTAL INVESTMENTS --- 100.1% (AT AMORTIZED COST)[4]	325,519,562
		OTHER ASSETS AND LIABILITIES – NET – (0.1)%[5]	(471,237)
		TOTAL NET ASSETS – 100%	$325,048,325

1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investment in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	325,519,562
Level 3 – Significant Unobservable Inputs	---
Total	$ 325,519,562

Money Market Management

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount	Value

		ASSET-BACKED SECURITIES--1.9%
		Finance - Automotive--1.9%
$221,581		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	$221,581
433,102		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	433,102
		TOTAL ASSET-BACKED SECURITIES	654,683
		CERTIFICATES OF DEPOSIT--36.9%
		Finance - Banking--36.9%
700,000		ABN AMRO Bank NV, Amsterdam, 0.450%, 5/28/2009	700,000
700,000		Banco Santander, S.A., 2.900%, 5/22/2009	700,000
400,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.950%, 7/28/2009	400,000
1,700,000		Barclays Bank PLC, 1.200% - 2.930%, 5/15/2009 – 6/25/2009	1,700,000
500,000		Calyon, Paris, 0.700%, 7/24/2009	500,000
1,500,000		Canadian Imperial Bank of Commerce, 1.000% - 2.550%, 6/4/2009 – 6/5/2009	1,500,000
1,500,000		Credit Suisse, Zurich, 1.450% - 2.750%, 5/18/2009 - 7/9/2009	1,500,000
1,700,000		Mizuho Corporate Bank Ltd., 0.950%, 6/18/2009	1,700,000
1,000,000		Societe Generale, Paris, 2.500%, 5/20/2009	1,000,000
1,700,000		State Street Bank and Trust Co., 1.180%, 6/24/2009	1,700,000
1,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	1,000,030
500,000		Toronto Dominion Bank, 1.500%, 12/14/2009	500,000
		TOTAL CERTIFICATES OF DEPOSIT	12,900,030
		COLLATERALIZED LOAN AGREEMENT--0.7%
		Finance - Banking--0.7%
250,000		RBC Capital Markets Corp., 1.000%, 5/1/2009	250,000
		COMMERCIAL PAPER --34.0%[1]
		Finance - Automotive--4.3%
1,500,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.750%, 6/15/2009	1,496,719
		Finance - Banking--16.3%
1,500,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 1.000% - 1.050%, 6/5/2009 - 7/20/2009	1,497,861
1,000,000	[2,3]	Fountain Square Commercial Funding Corp., 1.300%, 5/7/2009	999,783
1,000,000	[2,3]	Gotham Funding Corp., 0.350%, 5/15/2009	999,864
1,700,000		Landesbank Baden-Wuerttemberg, 1.150%, 7/14/2009	1,695,982
500,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.140%, 7/13/2009	498,844
		TOTAL	5,692,334
		Finance - Commercial--2.8%
1,000,000		General Electric Capital Services, 0.700%, 5/12/2009	999,786
		Finance - Retail--10.6%
700,000	[2,3]	Alpine Securitization Corp., 0.600%, 7/6/2009	699,230
1,500,000	[2,3]	Barton Capital LLC, 0.720%, 5/18/2009	1,499,490
1,500,000	[2,3]	Yorktown Capital LLC, 0.700%, 6/5/2009	1,498,979
		TOTAL	3,697,699
		TOTAL COMMERCIAL PAPER	11,886,538
		NOTES - VARIABLE--23.4%[4]
		Finance - Banking--22.0%
2,400,000		Bank of Montreal, 1.539%, 7/10/2009	2,400,000
1,000,000		J.P. Morgan Chase & Co., 1.382%, 7/2/2009	998,735
1,000,000		National Australia Bank Ltd., Melbourne, 1.507%, 6/8/2009	1,000,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.410%, 5/7/2009	1,000,000
500,000		Svenska Handelsbanken, Stockholm, 1.396%, 7/6/2009	500,000
1,000,000		Wachovia Bank N.A., 0.340%, 5/1/2009	991,811
800,000		Wells Fargo & Co., 1.420%, 6/15/2009	797,097
		TOTAL	7,687,643
		Finance - Commercial--1.4%
500,000		General Electric Capital Corp., 0.509%, 5/11/2009	500,000
		TOTAL NOTES - VARIABLE	8,187,643
		REPURCHASE AGREEMENT--2.8%
992,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009.The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	992,000
		TOTAL INVESTMENTS – 99.7% (AT AMORTIZED COST)[5]	34,870,894
		OTHER ASSETS AND LIABILITIES – NET – 0.3%[6]	121,107
		TOTAL NET ASSETS – 100%	$34,992,001

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $5,697,346, which represented 16.3% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2009, these liquid restricted securities amounted to $5,697,346, which represented 16.3% of total net assets.

4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	34,870,894
Level 3 – Significant Unobservable Inputs	---
Total	$ 34,870,894

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
LOC	--Letter of Credit

Municipal Obligations Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Alabama--2.0%
$2,325,000		Alabama HFA MFH, (Series 2001D), Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/ (Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	$2,325,000
4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 1.210%, 5/7/2009	4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 0.810%, 5/7/2009	7,840,000
4,180,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 0.960%, 5/7/2009	4,180,000
9,870,000		Alabama HFA MFH, (Series 2004B), Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	9,870,000
10,000,000		Bridgeport, AL, IDB (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.700%, 5/7/2009	10,000,000
50,000,000		Columbia, AL, IDB (Series 1997), Daily VRDNs (Alabama Power Co.), 0.900%, 5/1/2009	50,000,000
8,700,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 0.690%, 5/6/2009	8,700,000
1,000,000		Montgomery County, AL, LT GO Warrants (Series 1999), 5.60% Bonds (United States Treasury PRF 9/1/2009@102), 9/1/2024	1,055,283
2,590,000		Montgomery, AL, IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.700%, 5/7/2009	2,590,000
		TOTAL	101,060,283
		Alaska--1.2%
7,500,000		Alaska International Airports System (Series 2009A), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.450%, 5/6/2009	7,500,000
29,180,000		Alaska State Housing Finance Corp., (Series 2001B), Weekly VRDNs, 0.350%, 5/7/2009	29,180,000
25,000,000		Anchorage, AK, 0.75% TANs, 9/1/2009	25,033,201
		TOTAL	61,713,201
		Arizona--0.4%
15,950,000		Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 0.800%, 5/1/2009	15,950,000
1,160,000		Pima County, AZ, IDA (Series 2002B), Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.700%, 5/7/2009	1,160,000
4,000,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC) /(JPMorgan Chase Bank, N.A. LOC), 0.700%, 5/7/2009	4,000,000
		TOTAL	21,110,000
		Arkansas--0.7%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 5/7/2009	5,630,000
10,900,000		Arkansas State Development Finance Authority Solid Waste (Series 2003), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.700%, 5/7/2009	10,900,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 0.930%, 5/7/2009	8,000,000
2,000,000		Sheridan, AR, IDA (Series A), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC), 0.480%, 5/7/2009	2,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 5/7/2009	7,100,000
		TOTAL	33,630,000
		California--4.3%
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA (Series 2005), Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 0.380%, 5/7/2009	5,000,000
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA (Series 2006), Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank N.V. LOC), 0.450%, 5/7/2009	12,305,000
25,400,000		ABAG Finance Authority for Non-Profit Corporations, CA (Series 2007), Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.400%, 5/1/2009	25,400,000
8,655,000		ABAG Finance Authority for Non-Profit Corporations, CA (Series 2007), Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.390%, 5/6/2009	8,655,000
15,000,000		ABAG Finance Authority for Non-Profit Corporations, CA (Series 2008), Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/7/2009	15,000,000
8,385,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 0.950%, 5/7/2009	8,385,000
825,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 0.800%, 5/6/2009	825,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.860%, 5/7/2009	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.860%, 5/7/2009	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.860%, 5/7/2009	5,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.860%, 5/7/2009	2,940,000
1,430,000		California PCFA (Series 2002A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.830%, 5/6/2009	1,430,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 0.860%, 5/7/2009	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/ (Bank of America N.A. LOC), 0.860%, 5/7/2009	2,000,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 0.860%, 5/7/2009	2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 0.860%, 5/7/2009	2,000,000
2,540,000		California PCFA (Series 2005A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.830%, 5/6/2009	2,540,000
3,920,000		California PCFA (Series 2006A), Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.760%, 5/6/2009	3,920,000
2,420,000		California PCFA (Series 2007A), Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.830%, 5/6/2009	2,420,000
3,395,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC) /(Union Bank of California, N.A. LOC), 0.800%, 5/6/2009	3,395,000
13,100,000		California State (Series 2004 B-6), Weekly VRDNs (Citibank NA, New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 0.390%, 5/7/2009	13,100,000
2,185,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 1.050%, 5/6/2009	2,185,000
4,625,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 1.250%, 5/7/2009	4,625,000
1,900,000		Concord, CA, MFH (Series 2001A), Weekly VRDNs (Maplewood & Golden Glen Apartments)/ (Citibank NA, New York LOC), 0.710%, 5/7/2009	1,900,000
9,100,000		Corcoran Joint Powers Finance Authority, CA (Series 2008), Weekly VRDNs (Corcoran, CA Water System)/(Union Bank of California, N.A. LOC), 0.400%, 5/7/2009	9,100,000
1,975,000		Los Angeles, CA Community Redevelopment Agency (Series 2003A: Wilshire Station Apartments), Daily VRDNs (Wilshire Vermont Housing Partners LP)/(Bank of America N.A. LOC), 0.670%, 5/1/2009	1,975,000
30,000,000		Los Angeles, CA Wastewater System, 0.65% CP, Mandatory Tender 6/8/2009	30,000,000
5,300,000		Los Angeles, CA (Series 2003A), Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.690%, 5/7/2009	5,300,000
11,900,000		Monterey Peninsula, CA Water Management District, Wastewater Reclamation Weekly VRDNs (Bank of America N.A. LOC), 0.480%, 5/1/2009	11,900,000
17,810,000		West Covina, CA, Public Financing Authority (Series 2002B), Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.550%, 5/6/2009	17,810,000
		TOTAL	217,825,000
		Colorado--0.8%
1,105,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007), Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.780%, 5/7/2009	1,105,000
5,680,000		Colorado Educational & Cultural Facilities Authority (Series A-8), Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.500%, 5/1/2009	5,680,000
2,735,000		Colorado Educational & Cultural Facilities Authority (Series A4), Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.500%, 5/1/2009	2,735,000
2,000,000		Colorado HFA (Series 2007A), Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.780%, 5/7/2009	2,000,000
2,180,000		Colorado HFA (Series A), Weekly VRDNs (High Desert Properties, LLC), 0.620%, 5/7/2009	2,180,000
500,000		Colorado Springs, CO Utility System (Series 1998), Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 3.130%, 5/7/2009	500,000
1,500,000		Commerce City, CO, Northern Infrastructure General Improvement District (Series 2006), Weekly VRDNs, 0.630%, 5/7/2009	1,500,000
15,000,000		Denver, CO, City & County Department of Aviation (Subseries 2008C1), Weekly VRDNs (KBC Bank N.V. LOC), 0.620%, 5/6/2009	15,000,000
10,000,000		Denver, CO, City & County Department of Aviation (Subseries 2008C2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.580%, 5/6/2009	10,000,000
		TOTAL	40,700,000
		Connecticut--0.6%
2,120,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.280%, 5/6/2009	2,120,000
4,600,000		Connecticut Development Authority (Series 1999), 1.50% CP (New England Power Co.), Mandatory Tender 5/7/2009	4,600,000
4,500,000		Connecticut State HEFA (Series B), Weekly VRDNs (Hoffman SummerWood Community)/ (TD Banknorth N.A. LOC), 0.400%, 5/6/2009	4,500,000
6,985,000		New Britain, CT, 3.00% BANs, 3/30/2010	7,092,226
10,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	10,073,412
		TOTAL	28,385,638
		Delaware--3.1%
20,500,000		Delaware EDA, IDRB (Series 1997C), Daily VRDNs (Motiva Enterprises LLC), 0.500%, 5/1/2009	20,500,000
53,000,000		Delaware EDA, IDRB (Series B), Daily VRDNs (Motiva Enterprises LLC), 0.700%, 5/1/2009	53,000,000
73,000,000		Delaware EDA, IDRB (Series D), Daily VRDNs (Motiva Enterprises LLC), 1.000%, 5/1/2009	73,000,000
7,000,000		Sussex County, DE, IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 1.800%, 5/7/2009	7,000,000
5,000,000		Sussex County, DE, IDA (Series 2000), Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 1.750%, 5/6/2009	5,000,000
		TOTAL	158,500,000
		District of Columbia--0.6%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York LOC), 0.700%, 5/7/2009	7,500,000
20,000,000	[3,4]	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL) /(FHLMC LIQ), 0.910%, 5/7/2009	20,000,000
3,795,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (Deutsche Bank AG LIQ), 0.610%, 5/7/2009	3,795,000
		TOTAL	31,295,000
		Florida--6.4%
2,600,000		Broward County, FL (Series 2008), Weekly VRDNs (Port Everglades)/(Bank of Nova Scotia, Toronto LOC), 0.690%, 5/7/2009	2,600,000
8,730,000		Capital Trust Agency, FL, Air Cargo Revenue Bonds (Series 2004A), Weekly VRDNs (Aero Miami FX, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	8,730,000
14,000,000		Citizens Property Insurance Corp. FL (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	14,023,211
9,925,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	9,925,000
1,285,000		Collier County, FL, HFA (Series 2005), Weekly VRDNs (George Washington Carver Apartments)/(PNC Bank, N.A. LOC), 0.800%, 5/6/2009	1,285,000
3,000,000		Florida HFA (Series 2006H), Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 2.420%, 5/7/2009	3,000,000
48,500,000		Florida HFA (Series 2007G-1), Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.550%, 5/6/2009	48,500,000
15,345,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O), Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.610%, 5/6/2009	15,345,000
100,850,000		Greater Orlando, FL Aviation Authority, Airport Facilities Variable Rate Refunding Revenue Bonds (Series 2002E), Weekly VRDNs (FSA INS)/(SunTrust Bank LIQ), 2.250%, 5/6/2009	100,850,000
1,255,000		Hillsborough County, FL, HFA (Series 2005), Weekly VRDNs (Claymore Crossings Apartments)/(Citibank NA, New York LOC), 0.700%, 5/6/2009	1,255,000
2,760,000		Lake County, FL, IDA (Series 2002), Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.640%, 5/7/2009	2,760,000
3,500,000	[3,4]	Lee County, FL, Memorial Health System (Series 2009D), Weekly VRDNs (SunTrust Bank LOC), 1.500%, 5/6/2009	3,500,000
4,500,000		Liberty County, FL, Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	4,500,000
25,000,000	[3,4]	Miami-Dade County, FL, Aviation, Clipper Tax-Exempt Certificates Trust (Series 2005-41), Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.730%, 5/7/2009	25,000,000
5,000,000	[3,4]	Miami-Dade County, FL, Aviation Eagles (Series 2007-0073), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 1.010%, 5/7/2009	5,000,000
8,485,000		Miami-Dade County, FL, IDA (Series 1998), Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 5/6/2009	8,485,000
7,230,000		Orange County, FL, HFA (Series 2005B), Weekly VRDNs (Harris Cove Partners Ltd.)/(FNMA LOC), 0.550%, 5/6/2009	7,230,000
7,700,000		Palm Beach County, FL, Airport System (Series 2007), Weekly VRDNs (Galaxy Aviation)/ (Citibank NA, New York LOC), 0.950%, 5/6/2009	7,700,000
53,085,000		St. Lucie County, FL, Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 0.550%, 5/1/2009	53,085,000
		TOTAL	322,773,211
		Georgia--5.1%
53,970,000		Albany-Dougherty County, GA, Hospital Authority (Series 2008B), Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.840%, 5/1/2009	53,970,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	3,000,000
5,400,000		Bulloch County, GA, Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.850%, 5/7/2009	5,400,000
3,000,000		Carroll County, GA, Development Authority (Series 2007), Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.520%, 5/7/2009	3,000,000
5,540,000		Clayton County, GA, Housing Authority (Series 2006), Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.080%, 5/7/2009	5,540,000
6,000,000		Cobb County, GA, Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 1.750%, 5/6/2009	6,000,000
9,300,000		Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland Manor LP) /(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	9,300,000
14,400,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.070%, 5/7/2009	14,400,000
25,500,000		DeKalb County, GA, Hospital Authority (Series 2003B), Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.970%, 5/7/2009	25,500,000
7,475,000		DeKalb County, GA, MFH Authority (Series 1995), Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 1.080%, 5/7/2009	7,475,000
11,000,000		DeKalb County, GA, MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.760%, 5/7/2009	11,000,000
780,000		Emanuel County, GA, Development Authority (Series 2001), Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 1.800%, 5/6/2009	780,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	16,000,000
13,000,000		Fulton County, GA, Development Authority (Series 2008), Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 1.450%, 5/6/2009	13,000,000
4,400,000		Fulton County, GA, Housing Authority (Series 1999), Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.620%, 5/7/2009	4,400,000
1,475,000		Fulton County, GA, Housing Authority (Series 2008A), Weekly VRDNs (Walton Lakes LLC) /(SunTrust Bank LOC), 1.750%, 5/6/2009	1,475,000
2,750,000		Gwinnett County, GA, Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.950%, 5/7/2009	2,750,000
16,830,000		Gwinnett County, GA, Housing Authority (Series 2002), Weekly VRDNs (Herrington Mill Apartments)/(SunTrust Bank LOC), 1.750%, 5/6/2009	16,830,000
13,430,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.000%, 5/7/2009	13,430,000
10,000,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.680%, 5/7/2009	10,000,000
1,500,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Walton Ridenour Apts)/(SunTrust Bank LOC), 1.700%, 5/6/2009	1,500,000
3,540,000		Roswell, GA, Housing Authority (Series 2005), Weekly VRDNs (Wood Creek Apartments)/ (FNMA LOC), 0.600%, 5/7/2009	3,540,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 2.250%, 5/6/2009	10,750,000
19,000,000		Summerville, GA, Development Authority (Series 1997), Weekly VRDNs (Image Industries, Inc.)/(Wachovia Bank N.A. LOC), 1.200%, 5/7/2009	19,000,000
		TOTAL	258,040,000
		Idaho--0.4%
4,600,000		Idaho Health Facilities Authority (Series 2000), Daily VRDNs (St. Lukes Regional Medical Center)/(FSA INS)/(Harris, N.A. LIQ), 0.900%, 5/1/2009	4,600,000
15,500,000		Idaho State, 3.00% TANs, 6/30/2009	15,532,039
		TOTAL	20,132,039
		Illinois--2.8%
1,050,000		Arlington Heights, IL (Series 1997), Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 1.030%, 5/7/2009	1,050,000
5,600,000		Chicago, IL, MFH Revenue (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 1.030%, 5/7/2009	5,600,000
9,100,000	[3,4]	Chicago, IL, O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 1.800%, 5/7/2009	9,100,000
3,000,000		Chicago, IL, O'Hare International Airport, Special Facility Revenue Bonds (Series 1990), Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.630%, 5/6/2009	3,000,000
980,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 0.850%, 5/6/2009	980,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), Weekly VRDNs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), 1.000%, 5/7/2009	10,500,000
1,440,000		Crystal Lake, IL, IDA (Series 2006), Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 1.210%, 5/7/2009	1,440,000
450,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 5/7/2009	450,000
3,730,000		Illinois Development Finance Authority (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.950%, 5/7/2009	3,730,000
3,530,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.270%, 5/6/2009	3,530,000
1,100,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.) /(Bank of America N.A. LOC), 0.800%, 5/7/2009	1,100,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.950%, 5/7/2009	4,490,000
3,140,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 1.030%, 5/7/2009	3,140,000
4,925,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	4,925,000
2,860,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.300%, 5/6/2009	2,860,000
1,365,000		Illinois Finance Authority (Series 2004), Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 5/7/2009	1,365,000
7,425,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.720%, 5/7/2009	7,425,000
1,170,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	1,170,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.630%, 5/7/2009	7,500,000
5,600,000		Illinois Finance Authority (Series 2008), Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 1.030%, 5/7/2009	5,600,000
1,000,000		Illinois Finance Authority (Series 2008B), Weekly VRDNs (Northwest Community Hospital) /(Wells Fargo Bank, N.A. LOC), 0.370%, 5/7/2009	1,000,000
14,500,000		Illinois Housing Development Authority (2007 Subseries H-2), 1.98% TOBs, Mandatory Tender 8/1/2009	14,500,000
8,500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 0.630%, 5/6/2009	8,500,000
25,000,000		Illinois State Toll Highway Authority (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.300%, 5/7/2009	25,000,000
1,200,000		Lake County, IL, IDA (Series 1994), Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.630%, 5/6/2009	1,200,000
1,110,000		Lake Villa, IL Weekly VRDNs (Allendale Assoc)/(Bank of America N.A. LOC), 0.550%, 5/7/2009	1,110,000
3,980,000		Peoria, IL (Series 2000), Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.980%, 5/7/2009	3,980,000
1,055,000		Quad Cities, IL, Regional EDA, Revenue Bonds Weekly VRDNs (IsoTech of Illinois, Inc.)/ (Wells Fargo Bank, N.A. LOC), 0.980%, 5/7/2009	1,055,000
1,800,000		Savanna, IL, IDA (Series A), Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 5/6/2009	1,800,000
1,400,000		Southwestern Illinois Development Authority (Series 2002), Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.630%, 5/7/2009	1,400,000
1,409,000		West Chicago, IL, IDA (Series 1997), Weekly VRDNs (Bison Gear & Engineering Corp.)/ (JPMorgan Chase Bank, N.A. LOC), 0.650%, 5/7/2009	1,409,000
500,000		Woodridge, DuPage, Will and Cook Counties, IL (Series 2005), Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.480%, 5/7/2009	500,000
		TOTAL	140,409,000
		Indiana--3.8%
3,550,000		Angola, IN, Educational Facilities (Series 2006), Weekly VRDNs (Tri-State University, Inc.)/ (Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	3,550,000
15,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2009	15,089,304
645,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust (Series 1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/7/2009	645,000
4,100,000		Gary/Chicago, IN, International Airport Authority (Series 2007), Weekly VRDNs (U.S. Bank, N.A. LOC), 1.060%, 5/7/2009	4,100,000
775,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.720%, 5/7/2009	775,000
10,500,000		Indiana Bond Bank (Series 2008A), Weekly VRDNs (Tri-County Conservancy District)/ (Huntington National Bank, Columbus, OH LOC), 2.600%, 5/7/2009	10,500,000
2,000,000		Indiana Development Finance Authority (Series 2001), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 1.300%, 5/1/2009	2,000,000
900,000		Indiana Development Finance Authority (Series 2001), Weekly VRDNs (Bhar, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.630%, 5/7/2009	900,000
19,820,000		Indiana Development Finance Authority (Series 2002), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 1.300%, 5/1/2009	19,820,000
2,800,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002), Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 5/7/2009	2,800,000
10,000,000		Indiana Finance Authority - Solid Waste (Series 2007A), Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	10,000,000
6,095,000		Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 1.030%, 5/7/2009	6,095,000
60,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Series 2008C-1), Daily VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 1.600%, 5/1/2009	60,000,000
9,750,000		Indianapolis, IN Local Public Improvement Bond Bank (Sub-series 2008C-4), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 3.750%, 5/6/2009	9,750,000
5,000,000		Indianapolis, IN, MFH (Series 2004A), Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	5,000,000
1,300,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 1.000%, 5/6/2009	1,300,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 5/7/2009	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 5/7/2009	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 5/7/2009	6,500,000
14,510,000		Jasper, IN, Hospital Authority (Series 2008), Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	14,510,000
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.670%, 5/7/2009	6,000,000
1,800,000		St. Joseph County, IN, EDRB (Series 2002), Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 5/7/2009	1,800,000
1,600,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 5/7/2009	1,600,000
		TOTAL	191,769,304
		Iowa--0.7%
5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.980%, 5/7/2009	5,300,000
6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.980%, 5/7/2009	6,000,000
23,000,000		Iowa Higher Education Loan Authority (Series 2008), Weekly VRDNs (Grinnell College)/ (Northern Trust Co., Chicago, IL LOC), 0.450%, 5/7/2009	23,000,000
2,640,000		Scott County, IA, IDA (Series 2005A), Weekly VRDNs (Ford Manufacturing Co)/(Wells Fargo Bank, N.A. LOC), 0.620%, 5/7/2009	2,640,000
		TOTAL	36,940,000
		Kansas--1.2%
7,821,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	7,821,000
6,000,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 5/7/2009	6,000,000
9,285,000		Kansas State Development Finance Authority (Series 2004B), Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.610%, 5/7/2009	9,285,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 0.720%, 5/7/2009	10,000,000
10,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	10,000,000
19,300,000		Unified Government of Wyandotte County/Kansas City, KS (Series 2009-IV), 1.00% BANs, 3/1/2010	19,307,864
		TOTAL	62,413,864
		Kentucky--0.8%
8,500,000		Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 5/6/2009	8,500,000
2,245,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.730%, 5/7/2009	2,245,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 5/7/2009	5,500,000
200,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 5.130%, 5/7/2009	200,000
3,000,000		Kentucky EDFA (Series 2001), Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.630%, 5/7/2009	3,000,000
6,075,000		Kentucky EDFA (Series 2003), Weekly VRDNs (Republic Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	6,075,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.050%, 5/7/2009	5,740,000
1,450,000		Paris, KY, Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 7.300%, 5/7/2009	1,450,000
8,000,000		Shelbyville, KY (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.800%, 5/7/2009	8,000,000
		TOTAL	40,710,000
		Louisiana--3.7%
18,800,000		Calcasieu Parish, LA, IDB (Series 1994), Daily VRDNs (CITGO Petroleum Corp.)/(BNP Paribas SA LOC), 0.470%, 5/1/2009	18,800,000
2,865,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	2,865,000
5,000,000		Lake Charles, LA, Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.930%, 5/7/2009	5,000,000
4,630,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/ (FNMA LOC), 0.680%, 5/7/2009	4,630,000
35,000,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 0.630%, 5/1/2009	35,000,000
34,300,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 0.650%, 5/1/2009	34,300,000
40,000,000		Louisiana Public Facilities Authority (Series 2008B), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 5/6/2009	40,000,000
25,000,000		Louisiana Public Facilities Authority (Series 2008C), Daily VRDNs (Air Products & Chemicals, Inc.), 0.600%, 5/1/2009	25,000,000
12,000,000		Louisiana State Offshore Terminal Authority (Series 2003A), Daily VRDNs (Loop LLC)/ (SunTrust Bank LOC), 1.200%, 5/1/2009	12,000,000
10,000,000		St. Tammany Parish Development District, LA (Series 2008A), Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 0.930%, 5/7/2009	10,000,000
		TOTAL	187,595,000
		Maine--0.9%
9,800,000		Cumberland County, ME, 2.00% TANs, 11/13/2009	9,828,431
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.630%, 5/6/2009	3,100,000
15,000,000		Maine State Housing Authority (Series 2004 C-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.840%, 5/7/2009	15,000,000
19,000,000		Maine State Housing Authority (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	19,000,000
		TOTAL	46,928,431
		Maryland--0.4%
2,730,000		Maryland Community Development Administration - MFH (Series 1990 C), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.730%, 5/6/2009	2,730,000
1,300,000		Maryland Community Development Administration - MFH (Series 2008B: Shakespeare Park Apartments), Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.600%, 5/7/2009	1,300,000
3,000,000		Maryland Community Development Administration - Residential Revenue (2008 Series D), Weekly VRDNs (KBC Bank N.V. LIQ), 0.550%, 5/7/2009	3,000,000
5,850,000		Maryland IDFA (Series 1999), Weekly VRDNs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), 1.000%, 5/7/2009	5,850,000
3,500,000		Maryland State IDFA (Series 2008), Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.750%, 5/1/2009	3,500,000
3,000,000		Montgomery County, MD, Housing Opportunities Commission (2008 Series C), Weekly VRDNs (PNC Bank, N.A. LIQ), 0.730%, 5/6/2009	3,000,000
		TOTAL	19,380,000
		Massachusetts--2.5%
23,525,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.470%, 5/6/2009	23,525,000
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.10% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 5/7/2009	10,000,000
3,700,000		Massachusetts Development Finance Agency (Series 2008), Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 0.500%, 5/7/2009	3,700,000
2,000,000		Massachusetts Development Finance Agency (Series 2008), Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.630%, 5/7/2009	2,000,000
4,000,000		Massachusetts Development Finance Agency (Series U-2), Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 0.300%, 5/7/2009	4,000,000
12,500,000		Massachusetts Development Finance Agency (Series U-5B), Daily VRDNs (Boston University)/(RBS Citizens Bank N.A. LOC), 0.950%, 5/1/2009	12,500,000
4,300,000		Massachusetts HEFA (Series 2004D), Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.520%, 5/7/2009	4,300,000
1,900,000		Massachusetts HEFA (Series A-1), Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 3.370%, 5/7/2009	1,900,000
10,080,000		Massachusetts HEFA (Series B), Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/7/2009	10,080,000
7,500,000		Massachusetts IFA (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 5/4/2009	7,500,000
2,850,000		Massachusetts IFA (Series 1996), Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 4.000%, 5/7/2009	2,850,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.800%, 5/7/2009	4,500,000
6,400,000		Massachusetts State Development Finance Agency (Series 2001A), Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 0.500%, 5/7/2009	6,400,000
2,500,000		Massachusetts State Development Finance Agency (Series 2006), Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.580%, 5/7/2009	2,500,000
2,300,000		Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 5/7/2009	2,300,000
10,000,000		Massachusetts State Development Finance Agency (Series 2006), Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/6/2009	10,000,000
1,500,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Daily VRDNs (Waste Management of MA, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/1/2009	1,500,000
10,000,000		Montachusett, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/12/2009	10,008,268
4,000,000		Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/4/2009	4,004,043
		TOTAL	123,567,311
		Michigan--2.0%
1,500,000		Grand Rapids, MI, IDR (Series 2007), Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	1,500,000
8,000,000		Michigan Higher Education Facilities Authority (Series 2008), Weekly VRDNs (Aquinas College)/(Huntington National Bank, Columbus, OH LOC), 2.600%, 5/7/2009	8,000,000
1,500,000		Michigan Municipal Bond Authority (Series A1), 3.00% Bonds, 8/20/2009	1,506,149
3,280,000		Michigan State Strategic Fund (Series 2007), Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	3,280,000
7,250,000		Michigan State, 3.00% RANs, 9/30/2009	7,278,185
30,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 0.650%, 5/1/2009	30,000,000
47,600,000		St. Joseph, MI Hospital Finance Authority (Series 2006), Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.750%, 5/7/2009	47,600,000
		TOTAL	99,164,334
		Minnesota--1.1%
1,180,000		Blue Earth, MN (Series 2006), Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.830%, 5/7/2009	1,180,000
2,000,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 5/7/2009	2,000,000
5,375,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.590%, 5/7/2009	5,375,000
3,020,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.720%, 5/1/2009	3,020,000
13,500,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.670%, 5/1/2009	13,500,000
2,520,000		Roseville, MN, Health Care Facilities, Revenue Bonds Daily VRDNs (Presbyterian Homes Care)/(U.S. Bank, N.A. LOC), 0.420%, 5/1/2009	2,520,000
11,000,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.670%, 5/1/2009	11,000,000
975,000		St. Paul, MN, Housing & Redevelopment Authority (Series 1997), Weekly VRDNs (Kendrick Apartments)/(U.S. Bank, N.A. LOC), 0.800%, 5/6/2009	975,000
4,820,000		St. Paul, MN, Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.670%, 5/1/2009	4,820,000
720,000		St. Paul, MN, Port Authority (Series 2002-11), Weekly VRDNs (Camada Ltd. Partnership)/ (Wells Fargo Bank, N.A. LOC), 0.620%, 5/7/2009	720,000
3,925,000		Stillwater, MN (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.720%, 5/1/2009	3,925,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 5/7/2009	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.750%, 5/1/2009	4,000,000
		TOTAL	55,285,000
		Mississippi--1.5%
13,675,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	13,675,000
10,000,000		Mississippi Business Finance Corp. Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 5/7/2009	10,000,000
1,550,000		Mississippi Business Finance Corp., (Series 1999), Weekly VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 1.460%, 5/7/2009	1,550,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 1.210%, 5/7/2009	2,420,000
3,010,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/ (Regions Bank, Alabama LOC), 1.210%, 5/7/2009	3,010,000
2,495,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.) /(Regions Bank, Alabama LOC), 1.210%, 5/7/2009	2,495,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/ (Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	9,800,000
7,300,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.680%, 5/7/2009	7,300,000
8,600,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/ (Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	8,600,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/ (Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	9,790,000
7,465,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 0.570%, 5/6/2009	7,465,000
		TOTAL	76,105,000
		Missouri--1.8%
10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.930%, 5/7/2009	10,000,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/ (Marshall & Ilsley Bank, Milwaukee LOC), 3.230%, 5/7/2009	4,000,000
2,440,000		Missouri Development Finance Board, Infrastructure Facilities Daily VRDNs (St. Louis Convention Center)/(U.S. Bank, N.A. LOC), 0.520%, 5/1/2009	2,440,000
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000), Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/7/2009	2,000,000
935,000		Missouri State HEFA (Series 1999A), Weekly VRDNs (Drury College)/(Bank of America N.A. LOC), 0.520%, 5/1/2009	935,000
1,445,000		Missouri State HEFA (Series 2003), Daily VRDNs (Drury University)/(Bank of America N.A. LOC), 0.520%, 5/1/2009	1,445,000
3,000,000		Missouri State HEFA (Series 2006), Daily VRDNs (Bethesda Healthcare, Inc.)/(U.S. Bank, N.A. LOC), 0.420%, 5/1/2009	3,000,000
32,573,500		Missouri State Housing Development Commission, 0.45% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	32,573,500
4,090,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 0.880%, 5/7/2009	4,090,000
26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.930%, 5/7/2009	26,000,000
710,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.970%, 5/7/2009	710,000
3,425,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.280%, 5/7/2009	3,425,000
		TOTAL	90,618,500
		Montana--0.9%
35,200,000		Montana State Board of Investments (Series 1989), 2.30% TOBs (Colstrip Energy LP)/ (Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	35,200,000
6,155,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.790%, 5/7/2009	6,155,000
1,625,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 0.830%, 5/7/2009	1,625,000
		TOTAL	42,980,000
		Multi-State--8.9%
20,461,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.780%, 5/7/2009	20,461,000
25,380,306	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.780%, 5/7/2009	25,380,306
46,888,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.780%, 5/7/2009	46,888,000
32,254,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.780%, 5/7/2009	32,254,000
83,482,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.780%, 5/7/2009	83,482,000
7,425,000		FHLMC (Series M015-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates) /(GTD by FHLMC)/(FHLMC LIQ), 0.680%, 5/7/2009	7,425,000
14,304,000		FHLMC (Series M017-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates) /(GTD by FHLMC)/(FHLMC LIQ), 0.630%, 5/7/2009	14,304,000
9,441,000		FHLMC (Series M019-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates) /(GTD by FHLMC)/(FHLMC LIQ), 0.680%, 5/7/2009	9,441,000
27,737,000		FHLMC (Series M020-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates) /(GTD by FHLMC)/(FHLMC LIQ), 0.680%, 5/7/2009	27,737,000
19,970,000		FHLMC (Series M021-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates) /(GTD by FHLMC)/(FHLMC LIQ), 0.680%, 5/7/2009	19,970,000
76,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 5/7/2009	76,300,000
85,300,000	[3,4]	Nuveen INS Premium Income Municipal Fund 2 (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.780%, 5/7/2009	85,300,000
		TOTAL	448,942,306
		Nebraska--0.4%
2,400,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 5/7/2009	2,400,000
600,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.720%, 5/7/2009	600,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 5/7/2009	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amberwood, LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	10,720,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 1.100%, 5/6/2009	5,700,000
		TOTAL	21,420,000
		Nevada--3.2%
66,000,000		Clark County, NV, Airport System (Series 2008F), 3.00% BANs, 7/1/2009	66,114,034
50,000,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), Weekly VRDNs (FSA INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 1.150%, 5/6/2009	50,000,000
7,140,000		Clark County, NV (Series 1997A), Weekly VRDNs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), 1.000%, 5/7/2009	7,140,000
7,535,000		Clark County, NV (Series 1998), Weekly VRDNs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), 1.000%, 5/7/2009	7,535,000
6,000,000		Clark County, NV (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.630%, 5/6/2009	6,000,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.630%, 5/7/2009	10,000,000
16,500,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/ (Citibank NA, New York LOC), 0.630%, 5/7/2009	16,500,000
		TOTAL	163,289,034
		New Hampshire--0.9%
905,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 1.900%, 5/6/2009	905,000
30,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.50% CP (New England Power Co.), Mandatory Tender 5/7/2009	30,000,000
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.15% CP (New England Power Co.), Mandatory Tender 5/13/2009	4,000,000
10,000,000		New Hampshire HEFA (Series 2008), Weekly VRDNs (LRGHealthcare)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/7/2009	10,000,000
		TOTAL	44,905,000
		New Jersey--0.6%
6,200,000		Cliffside Park, NJ, 3.25% BANs, 11/18/2009	6,224,958
10,292,000		Harrison Township, NJ, 1.75% BANs, 4/14/2010	10,364,840
15,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	15,020,350
		TOTAL	31,610,148
		New Mexico--0.6%
1,040,000		Albuquerque, NM, IDRB (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.) /(Wells Fargo Bank, N.A. LOC), 0.620%, 5/7/2009	1,040,000
3,930,000		Albuquerque, NM, IDRB (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 5/7/2009	3,930,000
3,200,000		Bernalillo County, NM, MFH (Series 2008), Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.780%, 5/7/2009	3,200,000
10,000,000		Farmington, NM, PCRBs (1994 Series C), Daily VRDNs (Arizona Public Service Co.)/(UBS AG LOC), 0.520%, 5/1/2009	10,000,000
2,150,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.820%, 5/6/2009	2,150,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.650%, 5/6/2009	10,000,000
1,935,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66 Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	1,935,000
		TOTAL	32,255,000
		New York—4.2%
7,500,000		Binghamton, NY, City School District, 2.75% BANs, 9/18/2009	7,512,629
5,590,000		Hempstead (town), NY, IDA MFH (Series 2006), Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 5/7/2009	5,590,000
10,000,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.900%, 5/7/2009	10,000,000
20,000,000		New York City, NY, IDA (Series 2007), Weekly VRDNs (Tiago Holdings LLC)/(Lloyds TSB Bank PLC, London LOC), 0.710%, 5/7/2009	20,000,000
16,500,000		New York City, NY, Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B), Daily VRDNs (Citibank NA, New York LIQ), 0.450%, 5/1/2009	16,500,000
3,000,000		New York City, NY (Fiscal 2006 Series E-3), Weekly VRDNs (Bank of America N.A. LOC), 0.420%, 5/7/2009	3,000,000
29,000,000		New York State HFA (Series 2000A), Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.600%, 5/6/2009	29,000,000
22,400,000		New York State HFA (Series 2004A: Archstone Westbury Housing), Weekly VRDNs (ASN Roosevelt Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/6/2009	22,400,000
20,900,000		New York State HFA (Series 2008A: 505 West 37th Street), Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thueringen LOC), 0.530%, 5/6/2009	20,900,000
19,500,000	[3,4]	Nuveen INS New York Dividend Advantage Municipal Fund (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.730%, 5/7/2009	19,500,000
40,000,000		Syracuse, NY (Series 2008), 2.75% RANs, 6/30/2009	40,045,388
4,420,000		Westchester County, NY, IDA, Commercial Facility Revenue Bonds (Series 2000), Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 5/6/2009	4,420,000
5,400,000		Yonkers, NY, 5.00% BANs, 8/14/2009	5,411,318
6,000,000		Yonkers, NY, 5.00% RANs, 6/30/2009	6,007,233
		TOTAL	210,286,568
		North Carolina--2.5%
7,000,000		Charlotte, NC Water & Sewer System (Series 2006B), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.470%, 5/7/2009	7,000,000
12,000,000		Charlotte, NC (Series 2005), 1.25% CP, Mandatory Tender 6/4/2009	12,000,000
5,012,000		Charlotte, NC (Series 2005), 1.25% CP, Mandatory Tender 6/4/2009	5,012,000
9,605,000		Cleveland County, NC, Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Chris Craft Corporation)/(Regions Bank, Alabama LOC), 1.080%, 5/7/2009	9,605,000
1,100,000		Davie County, NC, Industrial Facilities & PCFA (Series 2007), Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	1,100,000
5,200,000		Hertford County, NC, Industrial Facilities & PCFA (Series 2000B), Weekly VRDNs (Nucor Corp.), 0.640%, 5/6/2009	5,200,000
4,300,000		Mecklenburg County, NC (Series 2004B), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.470%, 5/7/2009	4,300,000
700,000		Montgomery County, NC Industrial Facilities & PCFA, (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 1.300%, 5/1/2009	700,000
4,300,000		New Hanover County, NC (Series 2008A), Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.480%, 5/6/2009	4,300,000
10,600,000		New Hanover County, NC (Series 2008B), Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.400%, 5/6/2009	10,600,000
10,500,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 1.300%, 5/1/2009	10,500,000
20,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 1.750%, 5/6/2009	20,000,000
5,300,000		North Carolina Capital Facilities Finance Agency (Series 2008), Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	5,300,000
9,755,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.570%, 5/6/2009	9,755,000
3,300,000		North Carolina Medical Care Commission (Series 2007A), Weekly VRDNs (Community Facilities)/(RBS Citizens Bank N.A. LOC), 3.200%, 5/7/2009	3,300,000
1,200,000		North Carolina Medical Care Commission (Series 2008B-2), Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.470%, 5/6/2009	1,200,000
12,700,000		Raleigh & Durham, NC, Airport Authority (Series 2008C), Weekly VRDNs (SunTrust Bank LOC), 1.750%, 5/7/2009	12,700,000
3,200,000		Raleigh, NC (Series 2005B-2), Weekly VRDNs (RBC Bank (USA) LOC), 0.490%, 5/6/2009	3,200,000
1,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	1,008,098
		TOTAL	126,780,098
		North Dakota--0.2%
515,000		Hebron, ND, IDA (Series 1998), Weekly VRDNs (Dacco, Inc.), 0.700%, 5/7/2009	515,000
10,920,000		Richland County, ND, Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 0.930%, 5/7/2009	10,920,000
		TOTAL	11,435,000
		Ohio--1.7%
5,000,000		Cleveland, OH, Airport System (Series A), Weekly VRDNs (Wachovia Bank N.A. LOC), 0.560%, 5/7/2009	5,000,000
5,725,000		Columbus-Franklin County, OH, Finance Authority (Series 2007), Weekly VRDNs (Prep Academies, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.650%, 5/7/2009	5,725,000
165,000		Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.550%, 5/7/2009	165,000
20,305,000		Hamilton County, OH (Series 2004), Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 3.500%, 5/7/2009	20,305,000
37,265,000		Hancock County, OH (Series 2004), Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 2.750%, 5/7/2009	37,265,000
1,265,000		Montgomery County, OH (Series 2000), Weekly VRDNs (Community Blood Center Corp.)/ (JPMorgan Chase Bank, N.A. LOC), 0.930%, 5/7/2009	1,265,000
15,500,000		Ohio State Water Development Authority Pollution Control Facilities (Series 2006B), Daily VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.450%, 5/1/2009	15,500,000
		TOTAL	85,225,000
		Oklahoma--1.0%
5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 0.870%, 5/1/2009	5,200,000
6,000,000		Broken Arrow, OK, EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	6,000,000
13,235,867	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.750%, 5/7/2009	13,235,867
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 0.500%, 5/6/2009	2,500,000
1,810,000		Oklahoma State Industrial Authority (Series 2001), Weekly VRDNs (Casady School)/ (JPMorgan Chase Bank, N.A. LOC), 0.980%, 5/7/2009	1,810,000
3,000,000		Oklahoma State Turnpike Authority (Series 2006C), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.300%, 5/7/2009	3,000,000
16,700,000		Oklahoma State Turnpike Authority (Series 2006F), Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/1/2009	16,700,000
		TOTAL	48,445,867
		Oregon--1.3%
500,000		Oregon State (Series 175), Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.800%, 5/7/2009	500,000
15,000,000		Oregon State Housing and Community Services Department (2008 Series C), Weekly VRDNs (KBC Bank N.V. LIQ), 0.500%, 5/7/2009	15,000,000
30,000,000		Oregon State (Series 2008A), 3.00% TANs, 6/30/2009	30,063,000
2,000,000		Port Portland, OR, Special Obligation (Series 2006), Weekly VRDNs (Portland Bulk Terminal)/ (Canadian Imperial Bank of Commerce LOC), 0.500%, 5/7/2009	2,000,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland NV, Utrecht LOC), 0.930%, 5/7/2009	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/ (Rabobank Nederland NV, Utrecht LOC), 0.930%, 5/7/2009	10,000,000
		TOTAL	67,563,000
		Pennsylvania--0.6%
1,140,000		Allegheny County, PA, IDA Revenue Bonds (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.510%, 5/7/2009	1,140,000
5,000,000		Pennsylvania State Higher Education Facilities Authority (Series 2007 P1), 2.15% TOBs (Gwynedd-Mercy College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), Mandatory Tender 5/1/2009	5,000,000
7,290,000		Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority (Series A of 2007), Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 1.060%, 5/7/2009	7,290,000
16,040,000		Pittsburgh, PA, Water & Sewer Authority (Series C-2 of 2008)/(Subordinate Bonds), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/7/2009	16,040,000
1,090,000		Union County, PA, Hospital Authority (Series 2001), Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.510%, 5/7/2009	1,090,000
1,335,000		Westmoreland County, PA, IDA (Series 2005A), Weekly VRDNs (Greensburg Thermal LLC)/ (PNC Bank, N.A. LOC), 0.480%, 5/7/2009	1,335,000
		TOTAL	31,895,000
		Rhode Island--0.4%
3,220,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 1.450%, 5/7/2009	3,220,000
7,000,000		Rhode Island State Student Loan Authority (Series 2008B-3), Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.630%, 5/6/2009	7,000,000
8,150,000		Warwick, RI, Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/ (Bank of America N.A. LOC), 0.550%, 5/1/2009	8,150,000
		TOTAL	18,370,000
		South Carolina--2.6%
24,000,000		Berkeley County, SC, IDB Weekly VRDNs (Nucor Corp.), 1.100%, 5/6/2009	24,000,000
10,000,000		Berkeley County, SC, IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 0.580%, 5/6/2009	10,000,000
5,600,000		Berkeley County, SC, IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 1.100%, 5/6/2009	5,600,000
25,000,000		Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 0.580%, 5/6/2009	25,000,000
3,700,000		South Carolina Jobs-EDA (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 0.800%, 5/6/2009	3,700,000
2,100,000		South Carolina Jobs-EDA (Series 1997A), Weekly VRDNs (Mohawk Industries, Inc.)/ (Wachovia Bank N.A. LOC), 1.300%, 5/7/2009	2,100,000
3,000,000		South Carolina Jobs-EDA (Series 1997B), Weekly VRDNs (Mohawk Industries, Inc.)/ (Wachovia Bank N.A. LOC), 1.300%, 5/7/2009	3,000,000
6,225,000		South Carolina Jobs-EDA (Series 1997C), Weekly VRDNs (Mohawk Industries, Inc.)/ (Wachovia Bank N.A. LOC), 1.300%, 5/7/2009	6,225,000
15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 5/7/2009	15,000,000
12,635,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 0.620%, 5/7/2009	12,635,000
21,000,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3), Weekly VRDNs (Wachovia Bank N.A. LOC), 0.410%, 5/6/2009	21,000,000
		TOTAL	128,260,000
		South Dakota--1.3%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 0.980%, 5/7/2009	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.680%, 5/7/2009	4,000,000
10,800,000		South Dakota Housing Development Authority (Series 2007 I), Weekly VRDNs, 0.550%, 5/7/2009	10,800,000
38,400,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (Series 2008C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.450%, 5/6/2009	38,400,000
		TOTAL	63,050,000
		Tennessee--1.0%
12,300,000		Blount County, TN, Public Building Authority, Local Government Public Improvement Bonds (Series E-2-A), Daily VRDNs (Johnson City, TN)/(SunTrust Bank LOC), 1.200%, 5/1/2009	12,300,000
535,000		Clarksville, TN, Public Building Authority Daily VRDNs (Tennessee Municipal Bond Fund) /(Bank of America N.A. LOC), 0.450%, 5/1/2009	535,000
5,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Charms Co.), 0.630%, 5/6/2009	5,000,000
900,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.) /(Regions Bank, Alabama LOC), 1.280%, 5/7/2009	900,000
1,005,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.630%, 5/7/2009	1,005,000
10,000,000		Lewisburg, TN, IDB (Series 2003), Weekly VRDNs (Waste Management, Inc. of Tennessee) /(PNC Bank, N.A. LOC), 0.680%, 5/7/2009	10,000,000
950,000		Loudon, TN, IDB (Series 2002), Weekly VRDNs (Continental Carbonic Products, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 1.630%, 5/7/2009	950,000
12,300,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.950%, 5/7/2009	12,300,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 1.850%, 5/6/2009	845,000
7,445,000		Wilson County, TN, Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 1.460%, 5/7/2009	7,445,000
		TOTAL	51,280,000
		Texas--9.2%
35,075,000		Austin, TX, Water and Wastewater System (Series 2004), Weekly VRDNs (FSA INS)/(GTD by Landesbank Baden-Wuerttemberg LIQ), 2.250%, 5/7/2009	35,075,000
9,950,000		Brazos Harbor, TX, IDC Revenue Bonds (Series B), Weekly VRDNs (American Rice, Inc.) /(HSBC Bank USA LOC), 0.630%, 5/6/2009	9,950,000
1,010,000		Brazos River Authority, TX (Series 2001 D-2),Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.750%, 5/1/2009	1,010,000
24,630,000		Brazos River Authority, TX (Series 2002A), Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.750%, 5/1/2009	24,630,000
12,500,000		Brazos River, TX, HBR Nav District Daily VRDNs (Merey Sweeney, LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 5/1/2009	12,500,000
10,000,000		Calhoun, TX, Port Authority (Series 2008), Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	10,000,000
4,390,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 0.800%, 5/6/2009	4,390,000
4,000,000		Colorado River, TX, Municipal Water Distribution (Series 2001), Weekly VRDNs (Republic Services, Inc.), 0.780%, 5/7/2009	4,000,000
2,100,000		Dalhart, TX, Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 5/7/2009	2,100,000
2,950,000		Dalhart, TX, Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 5/7/2009	2,950,000
10,400,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080), 2.00% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/4/2009	10,400,000
70,000		Gulf Coast, TX, Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.470%, 5/1/2009	70,000
8,000,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 5/6/2009	8,000,000
12,500,000		Gulf Coast, TX, Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.600%, 5/6/2009	12,500,000
9,370,000		Harris County, TX, HFDC (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, J.P. Morgan Chase & Co. and Northern Trust Co., Chicago, IL LIQs), 0.450%, 5/1/2009	9,370,000
8,200,000		Harris County, TX, HFDC (Subseries 2005 A-1), Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 5/1/2009	8,200,000
7,000,000		Harris County, TX, Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 0.760%, 5/7/2009	7,000,000
50,000,000		Houston, TX, Airport System (Series 2005A), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 1.230%, 5/6/2009	50,000,000
4,200,000		Mission, TX, Economic Development Corp., (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.750%, 5/7/2009	4,200,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 5/6/2009	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 5/6/2009	15,000,000
23,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Series 2008B), Daily VRDNs (Motiva Enterprises LLC), 0.700%, 5/1/2009	23,200,000
15,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009), Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.550%, 5/6/2009	15,000,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP) /(FHLMC LOC), 0.870%, 5/7/2009	13,000,000
1,500,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., (Series 2008C-3), Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	1,500,000
9,950,000	[3,4]	Texas State Department of Housing & Community Affairs (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 0.910%, 5/7/2009	9,950,000
28,250,000		Texas State Department of Housing & Community Affairs (Series 2007 A), Weekly VRDNs (Texas State LIQ), 0.530%, 5/7/2009	28,250,000
980,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.570%, 5/6/2009	980,000
125,000,000		Texas State (Series 2008), 3.00% TRANs, 8/28/2009	125,553,431
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146), Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.730%, 5/6/2009	10,000,000
1,800,000		Waco, TX, IDC (Series 1999), Weekly VRDNs (Patriot Homes of Texas, LP)/(Wells Fargo Bank, N.A. LOC), 0.680%, 5/6/2009	1,800,000
		TOTAL	465,578,431
		Utah--0.5%
17,450,000		Intermountain Power Agency, UT (Series 1985 E), Weekly VRDNs (Morgan Stanley Bank LIQ), 0.680%, 5/6/2009	17,450,000
1,490,000		Salt Lake County, UT, Training Facilities (Series 2000), Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.570%, 5/7/2009	1,490,000
1,100,000		Utah State Housing Corp., (Series 2007), Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.780%, 5/7/2009	1,100,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 1.000%, 5/7/2009	4,000,000
300,000		West Valley City, UT (Series 1987), Daily VRDNs (Johnson Matthey, Inc.)/(HSBC Bank USA LOC), 0.550%, 5/1/2009	300,000
		TOTAL	24,340,000
		Vermont--1.3%
12,945,000		Vermont HFA (Series 25A), Weekly VRDNs (Vermont HFA SFM)/(FSA INS)/(TD Banknorth N.A. LIQ), 2.000%, 5/6/2009	12,945,000
51,050,000		Vermont State Student Assistance Corp., (Series 2008A-1), Weekly VRDNs (Key Bank, N.A. LOC), 1.400%, 5/7/2009	51,050,000
		TOTAL	63,995,000
		Virginia--1.8%
1,000,000		Brunswick County, VA, IDA (Series 1996), Weekly VRDNs (Aegis Waste Solutions, Inc.) /(Bank of America N.A. LOC), 2.480%, 5/7/2009	1,000,000
2,800,000		Capital Beltway Funding Corporation, VA (Series C), Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.500%, 5/7/2009	2,800,000
34,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.25% CP (Virginia Electric & Power Co.), Mandatory Tender 6/11/2009	34,000,000
3,000,000		Hanover County, VA, IDA (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.770%, 5/7/2009	3,000,000
13,500,000		Metropolitan Washington, DC, Airports Authority (Series 2005A), 0.65% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 9/24/2009	13,500,000
5,000,000	[3,4]	Metropolitan Washington, DC, Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.520%, 5/7/2009	5,000,000
5,195,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.500%, 5/7/2009	5,195,000
7,000,000		Roanoke, VA, IDA (Series 2005A-1), Daily VRDNs (Carilion Health System Obligated Group) /(FSA INS)/(Wachovia Bank N.A. LIQ), 0.450%, 5/1/2009	7,000,000
2,000,000		Roanoke, VA, IDA (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group) /(FSA INS)/(SunTrust Bank LIQ), 1.200%, 5/1/2009	2,000,000
16,575,000		Smyth County, VA, IDA (Series 2007C), Weekly VRDNs (Mountain States Health Alliance)/ (Regions Bank, Alabama LOC), 0.950%, 5/6/2009	16,575,000
1,145,000		Suffolk, VA, Redevelopment & Housing Authority (Series 1998), Weekly VRDNs (North Beach Apartments, Inc.)/(Wachovia Bank N.A. LOC), 0.570%, 5/7/2009	1,145,000
		TOTAL	91,215,000
		Washington--2.0%
12,450,000	[3,4]	Grant County, WA, Public Utilities District NO. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-0096), Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.400%, 5/1/2009	12,450,000
2,500,000		Kitsap County, WA, IDC (Series 2006), Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.620%, 5/7/2009	2,500,000
9,000,000		Pierce County, WA, Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 1.000%, 5/7/2009	9,000,000
2,210,000		Pierce County, WA, Economic Development Corp., (Series 2006: Quality Stamping Project), Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.620%, 5/7/2009	2,210,000
620,000		Port of Bellingham, WA, IDC (Series 2005), Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.850%, 5/7/2009	620,000
3,440,000		Port of Pasco, WA, Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.700%, 5/7/2009	3,440,000
7,480,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.030%, 5/7/2009	7,480,000
100,000		Seattle, WA, Housing Authority (Series 2003: Rainier Vista Project, Phase I), Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 0.680%, 5/7/2009	100,000
1,500,000		Seattle, WA, Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 1.400%, 5/7/2009	1,500,000
3,355,000		Washington State EDFA (Series 2000C), Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.680%, 5/7/2009	3,355,000
5,310,000		Washington State EDFA (Series 2000I), Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.580%, 5/6/2009	5,310,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 0.930%, 5/7/2009	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/ (Wachovia Bank N.A. LOC), 0.930%, 5/7/2009	1,000,000
1,715,000		Washington State EDFA (Series 2002B), Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.650%, 5/7/2009	1,715,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/ (Bank of America N.A. LOC), 0.760%, 5/6/2009	4,720,000
5,730,000		Washington State EDFA (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 0.780%, 5/6/2009	5,730,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 1.300%, 5/7/2009	10,000,000
4,500,000		Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.750%, 5/7/2009	4,500,000
3,210,000		Washington State EDFA (Series C), Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.680%, 5/7/2009	3,210,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.750%, 5/7/2009	5,350,000
3,560,000		Washington State Housing Finance Commission (Series 2007), Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.780%, 5/7/2009	3,560,000
4,300,000		Washington State Housing Finance Commission (Series A), Weekly VRDNs (Eastside Catholic School), 1.130%, 5/7/2009	4,300,000
		TOTAL	99,425,000
		West Virginia--0.3%
9,000,000		Grant County, WV, County Commission, PCRB (Series 1994), 1.50% CP (Virginia Electric & Power Co.), Mandatory Tender 5/7/2009	9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.730%, 5/7/2009	3,760,000
		TOTAL	12,760,000
		Wisconsin--2.7%
5,035,000		Ashwaubenon, WI, IDA (Series 2008), Weekly VRDNs (Valley Packaging Supply Co.)/ (Marshall & Ilsley Bank, Milwaukee LOC), 2.830%, 5/7/2009	5,035,000
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.880%, 5/7/2009	9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.880%, 5/7/2009	4,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.850%, 5/6/2009	800,000
1,090,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.830%, 5/7/2009	1,090,000
1,325,000		Kiel, WI, IDA (Series 2007), Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 1.210%, 5/7/2009	1,325,000
5,500,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 1.030%, 5/7/2009	5,500,000
1,580,000		Manitowoc, WI (Series 2006), Weekly VRDNs (Cher-Make Sausage Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.210%, 5/7/2009	1,580,000
2,300,000		Milwaukee, WI (Series 1997), Weekly VRDNs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), 1.000%, 5/7/2009	2,300,000
810,000		Onalaska, WI, UT GO Refunding Bonds, 3.00% Bonds, 10/1/2009	813,511
8,000,000		Verona, WI, IDA Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.830%, 5/7/2009	8,000,000
1,700,000		West Bend, WI, IDA (Series 2006), Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 1.210%, 5/7/2009	1,700,000
1,800,000		Whitehall, WI, IDRB (Series 2007), Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	1,800,000
28,355,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.630%, 5/6/2009	28,355,000
12,390,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.630%, 5/6/2009	12,390,000
44,800,000		Wisconsin State HEFA (Series 2000), Weekly VRDNs (Wausau Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.500%, 5/6/2009	44,800,000
4,900,000		Wisconsin State HEFA (Series 2008), Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.600%, 5/7/2009	4,900,000
		TOTAL	133,888,511
		Wyoming--1.0%
19,200,000		Sweetwater County, WY, Environmental Improvement (Series 1995), Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.700%, 5/1/2009	19,200,000
29,000,000		Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.590%, 5/7/2009	29,000,000
		TOTAL	48,200,000
		TOTAL MUNICIPAL INVESTMENTS---99.9% (AT AMORTIZED COST)[5]	5,033,444,079
		OTHER ASSETS AND LIABILITIES---NET---0.1%[6]	4,711,354
		TOTAL NET ASSETS---100%	$5,038,155,433
Securities that are subject to the federal alternative minimum tax (AMT) represent 71.6% of the portfolio as calculated based on total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2009, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value
	First Tier	Second Tier
	96.4%	3.6%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $642,512,173, which represented 12.8% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2009, these liquid restricted securities amounted to $642,512,173, which represented 12.8% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	5,033,444,079
Level 3 – Significant Unobservable Inputs	---
Total	$ 5,033,444,079

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
IDFA	--Industrial Development Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Tax Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

Prime Cash Obligations Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.5%
		Finance - Automotive--1.3%
$3,324,767	[1,2]	Bank of America Auto Trust 2008-1, Class A1, 2.953%, 9/21/2009	$3,324,767
75,000,000		CarMax Auto Owner Trust 2009-1, Class A1, 1.664%, 5/7/2010	75,000,000
65,281,841		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	65,281,841
23,350,664		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	23,350,664
38,707,337		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	38,707,337
33,781,956		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	33,781,956
794,390		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	794,390
		TOTAL	240,240,955
		Finance - Equipment--0.2%
35,904,488		CNH Equipment Trust 2009-A, Class A1, 1.736%, 4/15/2010	35,904,488
		TOTAL ASSET-BACKED SECURITIES	276,145,443
		CERTIFICATES OF DEPOSIT--34.9%
		Finance - Banking--34.9%
200,000,000		ABN AMRO Bank NV, Amsterdam, 0.450%, 5/28/2009	200,000,000
540,000,000		BNP Paribas SA, 1.000% - 1.380%, 5/4/2009 - 10/20/2009	540,000,000
450,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.950% - 1.070%, 6/29/2009 - 11/2/2009	450,011,594
317,300,000		Banco Santander, S.A., 2.900%, 5/15/2009 - 5/22/2009	317,300,000
60,000,000		Bank of America N.A., 0.670%, 5/13/2009	59,998,396
139,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	139,000,000
750,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.950% - 1.050%, 5/11/2009 - 7/28/2009	750,000,000
849,600,000		Barclays Bank PLC, 0.950% - 3.700%%, 5/12/2009 – 8/6/2009	849,600,616
475,000,000		Calyon, Paris, 0.700% - 1.000%, 5/11/2009 - 7/24/2009	475,000,000
250,000,000		Canadian Imperial Bank of Commerce, 1.000% - 2.550%, 6/4/2009 – 8/4/2009	250,000,000
80,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	80,000,000
400,000,000		Credit Suisse, Zurich, 1.250% - 2.750%, 5/18/2009 - 7/21/2009	400,000,000
510,000,000		Lloyds TSB Bank PLC, London, 0.830% - 1.700%, 5/11/2009 - 7/8/2009	510,006,041
100,000,000		Mizuho Corporate Bank Ltd., 0.950%, 6/18/2009	100,000,000
200,000,000		Societe Generale, Paris, 1.000%, 6/8/2009	200,000,000
690,000,000		State Street Bank and Trust Co., 1.000% - 1.400%, 5/11/2009 - 10/13/2009	690,000,000
175,000,000		Svenska Handelsbanken, Stockholm, 1.010% - 1.460%, 6/12/2009 - 8/19/2009	175,003,439
350,000,000		Toronto Dominion Bank, 1.500% - 2.530%, 5/26/2009 - 12/14/2009	350,000,000
		TOTAL CERTIFICATES OF DEPOSIT	6,535,920,086
		COLLATERALIZED LOAN AGREEMENTS--9.8%
		Finance - Banking--9.8%
155,000,000		BNP Paribas Securities Corp., 1.000%, 5/1/2009	155,000,000
700,000,000		Citigroup Global Markets, Inc., 0.350% - 0.700%, 5/1/2009	700,000,000
800,000,000		Deutsche Bank Securities, Inc., 0.550%, 5/4/2009	800,000,000
140,000,000		Greenwich Capital Markets, Inc., 0.700%, 5/1/2009	140,000,000
50,000,000		Wachovia Securities, Inc., 1.000%, 5/1/2009	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,845,000,000
		COMMERCIAL PAPER--21.5%[3]
		Finance - Automotive--0.2%
40,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.750%, 6/15/2009	39,912,500
		Finance - Banking--14.5%
100,000,000		Calyon North America, Inc., 1.050%, 6/10/2009	99,883,333
100,000,000		Calyon, Paris, 0.970%, 6/11/2009	99,889,528
163,000,000	[1,2]	Clipper Receivables Company LLC, 1.270% - 1.300%, 7/15/2009 - 7/20/2009	162,543,736
700,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 0.900% - 1.000%, 5/12/2009 - 6/5/2009	699,698,333
97,100,000	[1,2]	Danske Corp., Inc., 0.600%, 6/8/2009	97,038,503
122,000,000	[1,2]	Fountain Square Commercial Funding Corp., 1.300% - 1.450%, 5/7/2009 - 5/21/2009	121,914,678
183,215,000	[1,2]	Gotham Funding Corp., 0.500% - 0.530%, 7/7/2009 - 7/22/2009	183,015,799
180,000,000		ING (U.S.) Funding LLC, 0.900% - 1.150%, 5/7/2009 - 6/22/2009	179,854,667
300,000,000		Landesbank Baden-Wuerttemberg, 1.000%, 7/16/2009	299,366,667
31,000,000		Louis Dreyfus Corp., 1.200%, 7/31/2009	30,905,967
568,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.020% - 1.140%, 6/15/2009 - 10/21/2009	566,531,723
100,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.995%, 6/15/2009	99,875,625
69,141,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.700%, 5/6/2009	69,134,278
		TOTAL	2,709,652,837
		Finance - Commercial--2.5%
100,000,000	[1,2]	Edison Asset Securitization LLC, 0.550%, 7/15/2009	99,885,417
362,000,000		General Electric Capital Services, 0.700% - 0.750%, 5/12/2009 - 5/26/2009	361,884,282
		TOTAL	461,769,699
		Finance - Retail--4.3%
140,000,000	[1,2]	Alpine Securitization Corp., 0.600% - 0.700%, 5/11/2009 - 7/6/2009	139,936,555
374,370,000	[1,2]	Barton Capital LLC, 0.700% - 0.730%, 5/11/2009 - 5/22/2009	374,241,976
150,000,000	[1,2]	Enterprise Funding Co. LLC, 0.420% - 0.700%, 5/18/2009 - 6/8/2009	149,944,778
149,500,000	[1,2]	Yorktown Capital LLC, 0.480% - 0.700%, 6/5/2009 - 7/20/2009	149,359,646
		TOTAL	813,482,955
		TOTAL COMMERCIAL PAPER	4,024,817,991
		CORPORATE BONDS--0.1%
		Finance - Commercial--0.0%
2,000,000		General Electric Capital Corp., 3.750%, 12/15/2009	2,017,991
		Retail--0.1%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,046,668
		TOTAL CORPORATE BONDS	24,064,659
		CORPORATE NOTES--0.3%
		Finance - Banking--0.3%
60,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	62,131,800
		GOVERNMENT AGENCIES--0.7%
		Government Agency--0.7%
125,000,000		Federal Home Loan Bank System, 0.730% - 0.860%, 5/1/2009	124,991,593
		MUNICIPALS--0.1%
		Municipal--0.1%
27,000,000		Lucas County, OH, 3.550%, 8/27/2009	27,000,000
		NOTES – VARIABLE--13.5%[4]
		Electronics--0.7%
125,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 1.470%, 5/26/2009	125,000,000
		Finance - Banking--10.4%
3,440,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 1.800%, 5/7/2009	3,440,000
75,000,000		Abbey National PLC, London, 1.606%, 5/29/2009	75,007,411
10,000,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	10,000,000
2,000,000		Albuquerque, NM IDRB, (Series 1997), El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 1.100%, 5/7/2009	2,000,000
7,065,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 3.000%, 5/7/2009	7,065,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 1.533%, 6/10/2009	85,000,000
200,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.671%, 6/5/2009	200,000,000
70,000,000	[1,2]	Bank of Montreal, 0.989%, 5/5/2009	70,000,000
480,000,000		Bank of Montreal, 1.539% - 1.729%, 5/14/2009 - 7/10/2009	480,000,000
470,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.530%, 5/7/2009	470,000
865,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 1.000%, 5/1/2009	865,000
5,200,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 3.420%, 5/7/2009	5,200,000
4,620,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 0.950%, 5/1/2009	4,620,000
10,185,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wachovia Bank N.A. LOC), 1.100%, 5/7/2009	10,185,000
12,685,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.970% - 2.670%, 5/7/2009	12,685,000
7,633,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.970%, 5/7/2009	7,633,000
969,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.970%, 5/7/2009	969,000
2,213,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.970%, 5/7/2009	2,213,000
8,100,000		Charlotte Christian School, (Series 1999), (Wachovia Bank N.A. LOC), 1.000%, 5/6/2009	8,100,000
2,300,000		Cleveland, TN, IDB, (Wachovia Bank N.A. LOC), 1.500%, 5/6/2009	2,300,000
70,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 1.397%, 7/6/2009	70,000,000
2,285,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 4.100%, 5/7/2009	2,285,000
1,005,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.850%, 5/6/2009	1,005,000
855,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.100%, 5/7/2009	855,000
5,000,000		Florida Christian College, Inc., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 4.420%, 5/7/2009	5,000,000
9,080,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (Wachovia Bank N.A. LOC), 1.100%, 5/7/2009	9,080,000
5,200,000		Freeport, IL, (U.S. Bank, N.A. LOC), 1.030%, 5/7/2009	5,200,000
1,745,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.800%, 5/7/2009	1,745,000
9,165,000		Guiding Light Church, (Series 2005), (Wachovia Bank N.A. LOC), 1.000%, 5/7/2009	9,165,000
22,590,000		Hamilton Station Park and Ride, (Series 2005), (Wachovia Bank N.A. LOC), 0.750%, 5/7/2009	22,590,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 1.000%, 5/1/2009	8,055,000
10,285,000		Harvest Bible Chapel, (Series 2004), (Fifth Third Bank, Cincinnati LOC), 4.420%, 5/7/2009	10,285,000
4,230,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.000%, 5/7/2009	4,230,000
8,180,000		Katz Capital Corp., (Series 1999-A), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	8,180,000
830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 1.000%, 5/7/2009	830,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A)/(H&H Theatre), (Wachovia Bank N.A. LOC), 0.750%, 5/6/2009	5,000,000
6,810,000		Maryland State Economic Development Corp., Human Genome Sciences, (Series 1999B), (Wachovia Bank N.A. LOC), 1.570%, 5/5/2009	6,810,000
1,760,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 1.500%, 5/1/2009	1,760,000
1,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 1.000%, 5/1/2009	1,610,000
560,000		Michigan State Housing Development Authority, (Series 1999B), Lexington Place Apartments, (Bank of America N.A. LOC), 2.750%, 5/7/2009	560,000
2,400,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 0.850%, 5/6/2009	2,400,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase & Co. LOC), 1.000%, 5/7/2009	10,000,000
2,725,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 1.000%, 5/7/2009	2,725,000
100,000,000		National Australia Bank Ltd., Melbourne, 1.507%, 6/8/2009	100,000,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 1.500%, 5/6/2009	2,565,000
6,490,000		Newport, KY Industrial Building Revenue Bonds, (Series 2008A-4), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	6,490,000
290,000		Ogden City Redevelopment Agency, (Series 2005 C-1), (Bank of New York Mellon Corp. LOC), 1.050%, 5/5/2009	290,000
9,200,000		Ohio Venture Capital Fund LLC, (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	9,200,000
9,960,000		Ohio Venture Capital Fund LLC, (Series B-2), (Fifth Third Bank, Cincinnati LOC), 4.250%, 5/7/2009	9,960,000
8,200,000		Ohio Venture Capital Fund LLC, (Series E-2), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	8,200,000
700,000		P.C.I. Paper Conversions, Inc., (Series 2000), (Key Bank, N.A. LOC), 1.800%, 5/7/2009	700,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wachovia Bank N.A. LOC), 0.800%, 5/6/2009	21,220,000
200,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.561%, 7/7/2009	200,000,000
3,020,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 2.250%, 5/7/2009	3,020,000
4,455,400		Ricker Realty & Development, LLC, (Series 2005), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	4,455,400
17,610,000		Rockwood Quarry, LLC, (Series 2002), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	17,610,000
50,000,000		Royal Bank of Canada, Montreal, 1.508%, 7/1/2009	50,000,000
1,335,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 0.750%, 5/6/2009	1,335,000
25,000,000		Societe Generale, Paris, 1.676%, 6/4/2009	25,011,659
2,460,000		Southeast Christian Church of Jefferson County, KY Inc., (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.920%, 5/7/2009	2,460,000
5,855,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 3.140%, 5/7/2009	5,855,000
160,000,000		Svenska Handelsbanken, Stockholm, 1.396% - 1.601%, 5/20/2009 – 7/6/2009	160,000,000
105,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.462%, 7/27/2009	104,997,847
30,000,000		Tuscaloosa County, AL IDA, (Series 2009 A), (JPMorgan Chase Bank, N.A. LOC), 1.000%, 5/7/2009	30,000,000
2,170,000		University Church of Christ, (Wachovia Bank N.A. LOC), 1.500%, 5/1/2009	2,170,000
530,000		Vista Grande Villa, (Bank of America N.A. LOC), 1.000%, 5/7/2009	530,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.000%, 5/7/2009	2,485,000
		TOTAL	1,945,677,317
		Finance - Commercial--0.5%
2,750,000		Decoster, (Series 2003-A), (General Electric Capital Corp. LOC), 2.250%, 5/7/2009	2,750,000
79,500,000		General Electric Capital Corp., 0.400% - 0.509%, 5/1/2009 – 5/11/2009	78,907,524
7,605,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 1.600%, 5/7/2009	7,605,000
		TOTAL	89,262,524
		Health Care--0.4%
80,000,000	[1,2]	Roche Holding AG, 2.248%, 5/25/2009	80,000,000
		Insurance--1.3%
25,000,000		Hartford Life Insurance Co., 1.470% - 1.561%, 5/1/2009 – 6/1/2009	25,000,000
45,000,000		ING USA Annuity and Life Insurance Co., 1.876%, 6/13/2009	45,000,000
45,000,000		MetLife Insurance Co. of Connecticut, 1.552% - 1.566%, 5/20/2009 - 6/28/2009	45,000,000
45,000,000		Metropolitan Life Insurance Co., 1.550% - 1.638%, 5/1/2009 – 7/1/2009	45,000,000
35,000,000		Monumental Life Insurance Co., 0.980% - 1.681%, 5/1/2009 – 6/1/2009	35,000,000
32,000,000	[1,2]	Pacific Life Global Funding, 0.568% - 1.511%, 5/4/2009 – 5/11/2009	32,000,004
25,000,000		Transamerica Occidental Life Insurance Co., 1.628%, 7/1/2009	25,000,000
		TOTAL	252,000,004
		Oil & Oil Finance--0.2%
40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 1.433%, 6/11/2009	40,000,000
		TOTAL NOTES - VARIABLE	2,531,939,845
		REPURCHASE AGREEMENTS--18.5%
976,633,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	976,633,000
1,500,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $5,000,025,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2039 and the market value of those underlying securities was $5,102,052,293.	1,500,000,000
1,000,000,000		Interest in $5,500,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $5,500,025,972 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/12047 the market value of those underlying securities was $5,610,026,492.	1,000,000,000
		TOTAL REPURCHASE AGREEMENTS	3,476,633,000
		TOTAL INVESTMENTS—100.9% (AT AMORTIZED COST)[5]	18,928,644,417
		OTHER ASSETS AND LIABILITIES – NET—(0.9)%[6]	(171,535,476)
		TOTAL NET ASSETS—100%	$18,757,108,941

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $2,444,942,984, which represented 13.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2009, these liquid restricted securities amounted to $2,444,942,984, which represented 13.0% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by an under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	18,928,644,417
Level 3 – Significant Unobservable Inputs	---
Total	$ 18,928,644,417

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
SWP	--Swap Agreement

Prime Management Obligations Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.3%
		Finance - Automotive—0.9%
$11,657,472		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.860%, 4/15/2010	$11,657,472
6,671,618		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.977%, 2/16/2010	6,671,618
6,929,632		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	6,929,632
		TOTAL	25,258,722
		Finance - Equipment--0.4%
498,945	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	498,945
10,000,000	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	10,000,000
		TOTAL	10,498,945
		TOTAL ASSET-BACKED SECURITIES	35,757,667
		CERTIFICATES OF DEPOSIT--33.6%
		Finance - Banking--33.6%
25,000,000		ABN AMRO Bank NV, Amsterdam, 0.450%, 5/28/2009	25,000,000
50,000,000		Banco Bilbao Vizcaya Argentaria S.A., 1.070%, 11/2/2009	50,002,555
25,000,000		Banco Santander, S.A., 2.900%, 5/15/2009	25,000,000
50,000,000		Bank of Montreal, 3.600%, 7/24/2009	50,000,000
50,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.050%, 6/17/2009	50,000,000
100,000,000		Barclays Bank PLC, 1.350%, 5/12/2009 - 5/29/2009	100,000,076
100,000,000		Calyon, Paris, 0.700% - 1.000%, 5/15/2009 - 7/24/2009	100,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.000%, 6/5/2009	50,000,000
15,000,000		Credit Agricole S.A., 3.350%, 9/14/2009	15,000,000
80,000,000		Credit Suisse, Zurich, 2.750%, 5/18/2009	80,000,000
120,000,000		Lloyds TSB Bank PLC, London, 1.160% - 1.700%, 5/11/2009 - 7/8/2009	120,001,983
75,000,000		State Street Bank and Trust Co., 1.180% - 1.400%, 6/24/2009 - 10/13/2009	75,000,000
50,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	50,001,517
95,000,000		Toronto Dominion Bank, 1.170% - 2.500%, 6/2/2009 - 12/14/2009	95,000,000
		TOTAL CERTIFICATES OF DEPOSIT	885,006,131
		COLLATERALIZED LOAN AGREEMENTS--5.4%
		Finance - Banking--5.4%
25,000,000		BNP Paribas Securities Corp., 1.014%, 5/1/2009	25,000,000
50,000,000		Deutsche Bank Securities, Inc., 0.550%, 5/4/2009	50,000,000
68,000,000		RBC Capital Markets Corp., 1.000%, 5/1/2009	68,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	143,000,000
		COMMERCIAL PAPER--26.9%[3]
		Finance - Banking—14.9%
48,200,000		Bayerische Landesbank, 1.000%, 7/21/2009	48,091,550
25,000,000	[1,2]	Clipper Receivables Company LLC, 1.300%, 7/15/2009	24,932,292
100,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 1.000%, 6/5/2009	99,902,778
25,000,000		ING (U.S.) Funding LLC, 0.902%, 6/22/2009	24,967,500
50,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank NV), 0.950%, 5/1/2009	50,000,000
50,000,000		Landesbank Baden-Wuerttemberg, 1.150%, 7/14/2009	49,881,805
70,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.020% - 1.140%, 6/15/2009 - 7/13/2009	69,858,917
26,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.650%, 7/8/2009	25,968,078
		TOTAL	393,602,920
		Finance - Commercial--9.1%
50,000,000	[1,2]	Edison Asset Securitization LLC, 0.700%, 5/6/2009	49,995,139
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.650%, 5/15/2009	74,981,042
30,000,000		General Electric Capital Services, 0.700%, 5/12/2009	29,993,583
85,000,000	[1,2]	Versailles Commercial Paper LLC, 0.700%, 5/15/2009 - 5/29/2009	84,961,986
		TOTAL	239,931,750
		Finance - Retail--2.9%
75,000,000	[1,2]	Enterprise Funding Co. LLC, 0.700%, 5/6/2009	74,992,708
		TOTAL COMMERCIAL PAPER	708,527,378
		CORPORATE BONDS--0.2%
		Finance - Commercial--0.2%
5,000,000		General Electric Capital Corp., 7.375%, 1/19/2010	5,152,125
		CORPORATE NOTES--0.4%
		Finance - Commercial--0.4%
10,000,000		General Electric Capital Corp., 4.125%, 9/1/2009	9,950,940
		NOTES - VARIABLE--18.8%[4]
		Finance - Banking--12.3%
11,490,000		BBN Holdings LLC, (Series 2004), (RBC Bank (USA) LOC), 1.670%, 5/7/2009	11,490,000
1,580,000		BD Toy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 2.750%, 5/7/2009	1,580,000
566,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.920%, 5/7/2009	566,000
7,634,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 2.920%, 5/7/2009	7,634,000
42,600,000		Bank of Montreal, 1.539% - 1.714%, 6/8/2009 – 7/10/2009	42,600,000
3,235,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.530%, 5/7/2009	3,235,000
865,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 1.000%, 5/1/2009	865,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.500%, 5/7/2009	10,000,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006a), (U.S. Bank, N.A. LOC), 2.420%, 5/7/2009	4,350,000
2,170,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 1.500%, 5/7/2009	2,170,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wachovia Bank N.A. LOC), 1.000%, 5/7/2009	1,500,000
21,155,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.810%, 5/7/2009	21,155,000
4,660,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	4,660,000
375,000		Franklin County, PA IDA, (Series 2001B) Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/1/2009	375,000
735,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.500%, 5/7/2009	735,000
2,710,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 1.500%, 5/7/2009	2,710,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.670%, 5/7/2009	20,000,000
9,090,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	9,090,000
1,565,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 4.100%, 5/1/2009	1,565,000
5,000,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.500%, 5/7/2009	5,000,000
2,828,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 1.500%, 5/7/2009	2,828,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	3,000,000
190,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.420%, 5/7/2009	190,000
16,315,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	16,315,000
278,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	278,000
3,730,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 1.500%, 5/7/2009	3,730,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.561%, 7/7/2009	50,000,000
30,000,000		Royal Bank of Canada, Montreal, 1.508%, 7/1/2009	30,000,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.410%, 5/7/2009	10,000,000
700,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.670%, 5/7/2009	700,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	2,600,000
1,930,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/5/2009	1,930,000
50,000,000		Svenska Handelsbanken, Stockholm, 1.396% - 1.601%, 5/20/2009 - 7/6/2009	50,000,000
340,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.750%, 5/7/2009	340,000
		TOTAL	323,191,000
		Finance - Commercial--1.4%
37,000,000		General Electric Capital Corp., 1.122% - 1.356%, 5/29/2009 – 7/27/2009	36,498,854
		Health Care--0.7%
20,000,000	[1,2]	Roche Holding AG, 2.249%, 5/25/2009	20,000,000
		Insurance--4.0%
10,000,000		Genworth Life Insurance Co., 2.586%, 5/11/2009	10,000,000
10,000,000		Hartford Life Global Funding Trust, 0.481%, 5/15/2009	10,000,000
10,000,000		Hartford Life Insurance Co., 1.561%, 6/1/2009	10,000,000
10,000,000		MetLife Insurance Co. of Connecticut, 1.552%, 6/28/2009	10,000,000
20,000,000		Metropolitan Life Insurance Co., 1.550%, 5/1/2009	20,000,000
25,000,000	[1,2]	New York Life Global Funding, 1.331%, 5/13/2009	25,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 1.511%, 5/11/2009	20,000,000
		TOTAL	105,000,000
		Oil & Oil Finance--0.4%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 1.433%, 6/11/2009	10,000,000
		TOTAL NOTES - VARIABLE	494,689,854
		REPURCHASE AGREEMENT--15.1%
397,717,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	397,717,000
		TOTAL INVESTMENTS---101.7% (AT AMORTIZED COST)[5]	2,679,801,095
		OTHER ASSETS AND LIABILITIES---NET---(1.7)%[6]	(44,231,378)
		TOTAL NET ASSETS---100%	$2,635,569,717

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $511,330,190, which represented 19.4% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (“the Trustees”). At April 30, 2009, these liquid restricted securities amounted to $500,831,245, which represented 19.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2009, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	6/12/2008	$498,945	$498,945
	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$10,000,000	$10,000,000

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by an under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	2,679,801,095
Level 3 – Significant Unobservable Inputs	---
Total	$2,679,801,095

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

Prime Obligations Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.6%
		Finance - Automotive--1.6%
$5,805,043	[1,2]	Bank of America Auto Trust 2008-1, Class A1, 2.954%, 9/21/2009	$5,805,043
205,560,084		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	205,560,084
7,807,256		Honda Auto Receivables Owner Trust 2008-2, Class A1, 3.135%, 12/21/2009	7,807,256
103,410,082		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	103,410,082
155,673,145	[1,2]	Huntington Auto Trust 2009-1, Class A1, 1.989%, 4/15/2010	155,673,145
22,158,068		Nissan Auto Receivables Owner Trust 2008-C, Class A1, 3.037%, 12/15/2009	22,158,068
82,833,702		Nissan Auto Receivables Owner Trust 2009-1, Class A1, 1.999%, 3/15/2010	82,833,702
84,454,889		Nissan Auto Receivables Owner Trust 2009-A, Class A1, 1.764%, 4/15/2010	84,454,889
41,630,965		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	41,630,965
1,401,864		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	1,401,864
		TOTAL ASSET-BACKED SECURITIES	710,735,098
		CERTIFICATES OF DEPOSIT--30.7%
		Finance - Banking--30.7%
267,300,000		ABN AMRO Bank NV, Amsterdam, 0.450%, 5/28/2009	267,300,000
979,000,000		BNP Paribas, S.A., 1.000% - 1.380%, 5/4/2009 - 10/20/2009	979,000,000
1,015,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.950% - 1.070%, 6/29/2009 - 11/2/2009	1,015,029,579
375,000,000		Banco Santander, S.A., 2.900%, 5/15/2009 - 5/22/2009	375,000,000
67,500,000		Bank of America N.A., 0.670%, 5/12/2009	67,498,346
125,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	125,000,000
1,694,600,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.950% - 1.050%, 5/11/2009 - 7/28/2009	1,694,600,000
1,888,000,000		Barclays Bank PLC, 0.950% - 3.700%, 5/12/2009 - 8/6/2009	1,888,001,000
1,060,000,000		Calyon, Paris, 0.700% - 1.300%, 5/11/2009 - 7/24/2009	1,060,000,000
675,500,000		Canadian Imperial Bank of Commerce, 1.000% - 2.550%, 6/4/2009 - 8/14/2009	675,500,000
1,474,500,000		Credit Suisse, Zurich, 1.250% - 2.750%, 5/18/2009 - 7/21/2009	1,474,500,000
656,000,000		Lloyds TSB Bank PLC, London, 1.250% - 1.690%, 6/18/2009 - 7/8/2009	656,004,496
258,300,000		Mizuho Corporate Bank Ltd., 0.950% - 1.000%, 6/11/2009 - 6/18/2009	258,300,000
357,000,000		Societe Generale, Paris, 1.000% - 2.500%, 5/20/2009 - 10/22/2009	357,000,000
1,018,300,000		State Street Bank and Trust Co., 1.000% - 1.400%, 5/11/2009 - 10/16/2009	1,018,300,000
597,000,000		Svenska Handelsbanken, Stockholm, 1.000% - 1.450%, 6/12/2009 - 8/19/2009	597,011,566
968,000,000		Toronto Dominion Bank, 1.170% - 2.550%, 5/21/2009 - 12/14/2009	967,999,950
		TOTAL CERTIFICATES OF DEPOSIT	13,476,044,937
		COLLATERALIZED LOAN AGREEMENTS--7.4%
		Finance - Banking--7.4%
100,000,000		BNP Paribas Securities Corp., 0.507%, 5/1/2009	100,000,000
1,430,000,000		Citigroup Global Markets, Inc., 0.355% - 0.710%, 5/1/2009	1,430,000,000
950,000,000		Deutsche Bank Securities, Inc., 0.558%, 5/4/2009	950,000,000
200,000,000		Greenwich Capital Markets, Inc., 0.710%, 5/1/2009	200,000,000
210,350,000		RBC Capital Markets Corp., 1.014%, 5/1/2009	210,350,000
350,000,000		Wachovia Securities, Inc., 1.014%, 5/1/2009	350,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,240,350,000
		COMMERCIAL PAPER --22.3%[3]
		Electrical Equipment--0.1%
35,000,000		General Electric Co., 0.550%, 6/26/2009	34,970,055
		Finance - Automotive--0.6%
264,500,000		FCAR Auto Loan Trust, (A1+/P1 Series), 1.750%, 6/15/2009 - 6/22/2009	263,900,990
		Finance - Banking--16.4%
150,000,000		Banco Santander, S.A., 2.520%, 6/2/2009	149,664,000
340,478,000		Bank of America Corp., 0.420% - 0.430%, 5/1/2009 - 5/14/2009	340,462,833
116,000,000		Calyon North America, Inc., 1.050%, 6/10/2009	115,864,667
400,000,000		Calyon, Paris, 0.970% - 1.200%, 6/2/2009 - 6/11/2009	399,561,917
1,000,000,000	[1,2]	Clipper Receivables Company LLC, 1.250% - 1.300%, 7/15/2009 - 7/24/2009	997,152,778
1,735,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 0.860% - 1.050%, 5/12/2009 - 7/20/2009	1,733,076,250
100,000,000	[1,2]	Danske Corp., Inc., 0.600%, 6/8/2009	99,936,667
190,000,000	[1,2]	Fountain Square Commercial Funding Corp., 1.450%, 5/18/2009 - 5/21/2009	189,853,590
230,817,000	[1,2]	Gotham Funding Corp., 0.510% - 0.530%, 7/7/2009 - 7/24/2009	230,552,932
497,700,000	[1,2]	Grampian Funding LLC, 0.500%, 5/1/2009	497,700,000
425,000,000		ING (U.S.) Funding LLC, 0.900% - 1.150%, 5/7/2009 - 6/22/2009	424,724,583
572,300,000		Landesbank Baden-Wuerttemberg, 1.000% - 1.150%, 7/14/2009 - 7/16/2009	571,029,046
200,000,000		Lloyds TSB Bank PLC, London, 0.820%, 6/23/2009	199,758,556
37,295,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.850% - 0.997%, 5/4/2009 - 7/8/2009	37,295,000
29,000,000		Louis Dreyfus Corp., (Barclays Bank PLC LOC), 1.200%, 7/31/2009	28,912,033
659,500,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.020% - 1.140%, 6/15/2009 - 10/21/2009	657,245,032
250,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.995%, 6/15/2009	249,689,062
280,030,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.650% - 0.700%, 5/5/2009 - 7/8/2009	279,778,374
		TOTAL	7,202,257,320
		Finance - Commercial--0.9%
121,000,000	[1,2]	Edison Asset Securitization LLC, 0.550%, 7/15/2009	120,861,354
29,944,000	[1,2]	Fairway Finance Co. LLC, 0.470% - 0.570%, 7/1/2009 - 7/24/2009	29,912,576
250,000,000		General Electric Capital Services, 0.700%, 5/13/2009	249,941,667
		TOTAL	400,715,597
		Finance - Retail--4.3%
406,300,000	[1,2]	Alpine Securitization Corp., 0.400% - 0.600%, 5/14/2009 - 7/6/2009	406,010,737
711,572,000	[1,2]	Barton Capital LLC, 0.580% - 0.730%, 5/5/2009 - 5/20/2009	711,402,576
374,031,000	[1,2]	Enterprise Funding Co. LLC, 0.680% - 0.700%, 5/6/2009 - 6/16/2009	373,918,978
150,100,000	[1,2]	Salisbury Receivables Company LLC, 0.320% - 0.360%, 5/18/2009 - 5/22/2009	150,072,883
238,732,000	[1,2]	Yorktown Capital LLC, 0.480% - 0.700%, 5/18/2009 - 7/20/2009	238,535,308
		TOTAL	1,879,940,482
		TOTAL COMMERCIAL PAPER	9,781,784,444
		CORPORATE BONDS--0.1%
		Finance - Banking--0.1%
19,883,000		HSBC Bank USA, 3.875%, 9/15/2009	20,016,864
		Finance - Commercial--0.0%
10,000,000		General Electric Capital Corp., 3.750%, 12/15/2009	10,116,082
		TOTAL CORPORATE BONDS	30,132,946
		CORPORATE NOTES--0.3%
		Finance - Banking--0.3%
24,874,000		Royal Bank of Canada, Montreal, 3.875%, 5/4/2009	24,876,189
85,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	88,020,050
		TOTAL	112,896,239
		Finance - Commercial--0.0%
2,500,000		General Electric Capital Corp., 4.125%, 9/1/2009	2,519,443
		TOTAL CORPORATE NOTES	115,415,682
		GOVERNMENT AGENCIES--0.8%
		Government Agency--0.8%
335,000,000		FHLB System, 0.190% - 1.100%, 1/27/2010 - 3/11/2010	334,952,442
		NOTES - VARIABLE --15.8%[4]
		Consumer Staples--0.1%
63,000,000		Procter & Gamble Co., 1.314%, 6/9/2009	63,000,000
		Electrical Equipment--0.1%
1,835,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.900%, 5/7/2009	1,835,000
48,349,287		Northwest Airlines, Inc., (GTD by General Electric Co.), 1.380%, 5/4/2009	48,349,287
		TOTAL	50,184,287
		Electronics--0.5%
206,690,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 1.470%, 5/26/2009	206,690,000
		Finance - Automotive--0.7%
194,985,000	[1,2]	American Honda Finance Corp., 1.288% - 1.400%, 5/7/2009 - 6/12/2009	194,962,695
132,560,000		Toyota Motor Credit Corp., 0.457% - 0.620%, 5/1/2009 - 5/19/2009	132,560,000
		TOTAL	327,522,695
		Finance - Banking—10.0%
4,295,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 1.800%, 5/7/2009	4,295,000
75,000,000		Abbey National PLC, London, 1.606%, 5/29/2009	75,007,411
13,950,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	13,950,000
2,815,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.920%, 5/7/2009	2,815,000
36,140,000		American Municipal Power-Ohio, Inc., (Series 2008A), (Key Bank, N.A. LOC), 1.400%, 5/7/2009	36,140,000
3,000,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 1.800%, 5/7/2009	3,000,000
83,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.671%, 6/5/2009	83,000,000
40,000,000		Bank of America N.A., 1.397%, 7/6/2009	40,000,000
40,000,000	[1,2]	Bank of Montreal, 0.989%, 5/5/2009	40,000,000
648,605,000		Bank of Montreal, 1.248% - 1.729%, 5/14/2009 - 7/10/2009	648,597,209
73,000,000	[1,2]	Bank of Nova Scotia, Toronto, 1.419%, 7/9/2009	73,000,000
375,000,000		Bank of Scotland, Edinburgh, 1.446%, 5/6/2009	375,000,000
14,642,000		Barclays Bank PLC, 1.150%, 5/1/2009	14,639,056
8,830,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 1.530%, 5/7/2009	8,830,000
4,580,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 1.000%, 5/1/2009	4,580,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 1.530%, 5/7/2009	15,000,000
13,180,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 2.250%, 5/7/2009	13,180,000
14,205,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.000%, 5/7/2009	14,205,000
6,645,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	6,645,000
6,795,000		Capital Markets Access Co. LC, (Series 2007), LSPB Real Estate, LLC Project, (Wachovia Bank N.A. LOC), 1.000%, 5/7/2009	6,795,000
5,500,000		Capital Markets Access Co. LC, (Series 2008), Sunshine Professional Suites, LLC Project, (Wachovia Bank N.A. LOC), 1.100%, 5/7/2009	5,500,000
4,183,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.970%, 5/7/2009	4,183,000
1,453,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.970%, 5/7/2009	1,453,000
983,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 2.670%, 5/7/2009	983,000
1,225,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 1.670%, 5/7/2009	1,225,000
723,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.970%, 5/7/2009	723,000
995,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 1.670%, 5/7/2009	995,000
3,442,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 1.670%, 5/7/2009	3,442,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 2.420%, 5/7/2009	2,350,000
8,690,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 1.000%, 5/1/2009	8,690,000
5,825,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.000%, 5/7/2009	5,825,000
695,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.000%, 5/7/2009	695,000
74,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 1.397% - 1.434%, 5/5/2009 - 7/6/2009	74,000,000
9,950,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 3.420%, 5/7/2009	9,950,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D), Griffin Hospital, (Wachovia Bank N.A. LOC), 0.750%, 5/7/2009	7,425,000
6,655,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank N.A. LOC), 1.000%, 5/7/2009	6,655,000
3,725,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 1.800%, 5/7/2009	3,725,000
6,450,000		Cunat Capital Corp., Northfield Corp., (Series 206), (Fifth Third Bank, Cincinnati LOC), 3.300%, 5/7/2009	6,450,000
79,000,000		Deutsche Bank AG, 1.457%, 6/22/2009	79,000,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 4.100%, 5/7/2009	5,970,000
7,300,000		Fawn Ridge Limited Partnership, (Series 2006), (Fifth Third Bank, Cincinnati LOC), 3.300%, 5/7/2009	7,300,000
5,100,000		Foley City Redevelopment Authority, (RBC Bank (USA) LOC), 1.000%, 5/7/2009	5,100,000
23,300,000		Fuller Road Management Corp., (Series 2007), (Key Bank, N.A. LOC), 2.980%, 5/7/2009	23,300,000
11,575,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 1.800%, 5/7/2009	11,575,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 2.550%, 5/6/2009	33,900,000
12,575,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 2.500%, 5/6/2009	12,575,000
8,725,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 0.750%, 5/7/2009	8,725,000
152,000,000	[1,2]	ING Bank NV, 1.496% - 1.670%, 6/15/2009 - 6/26/2009	152,000,000
110,855,000		J.P. Morgan Chase & Co., 1.307%, 6/5/2009	110,920,183
3,225,000		J.P. Plymouth Properties LLC, (Series 1999), (Bank of America N.A. LOC), 0.620%, 5/6/2009	3,225,000
2,455,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.500%, 5/6/2009	2,455,000
1,575,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 1.500%, 5/6/2009	1,575,000
4,435,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 4.100%, 5/1/2009	4,435,000
97,000,000		Lloyds Banking Group PLC, 1.541%, 5/7/2009	97,000,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 0.750%, 5/6/2009	5,165,000
400,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.620%, 5/7/2009	400,000
4,360,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 1.570%, 5/5/2009	4,360,000
4,170,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 1.000%, 5/1/2009	4,170,000
1,554,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 2.670%, 5/7/2009	1,554,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.600%, 5/7/2009	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 0.750%, 5/1/2009	17,000,000
55,000,000		National Australia Bank Ltd., Melbourne, 1.507%, 6/8/2009	55,000,000
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 0.720%, 5/6/2009	54,600,000
900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	900,000
11,135,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 1.000%, 5/7/2009	11,135,000
79,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 0.750%, 5/6/2009	79,800,000
16,300,000		Ohio Venture Capital Fund LLC, (Series F-1), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	16,300,000
4,605,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 1.500%, 5/7/2009	4,605,000
6,470,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 1.100%, 5/6/2009	6,470,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wachovia Bank N.A. LOC), 0.800%, 5/6/2009	17,220,000
9,705,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.540%, 5/7/2009	9,705,000
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.561%, 7/7/2009	400,000,000
86,000,000	[1,2]	Royal Bank of Canada, Montreal, 0.851%, 5/15/2009	86,000,000
200,000,000		Royal Bank of Canada, Montreal, 1.508%, 7/1/2009	200,000,000
80,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 1.720%, 6/15/2009	80,000,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 1.410%, 5/7/2009	19,000,000
6,165,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 0.750%, 5/6/2009	6,165,000
18,410,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 3.520%, 5/7/2009	18,410,000
6,440,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 3.520%, 5/7/2009	6,440,000
95,000,000		Societe Generale, Paris, 1.676%, 6/4/2009	95,000,000
10,325,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.850%, 5/7/2009	10,325,000
1,380,000		Springfield Ltd. Partnership, (UBS AG LOC), 2.670%, 5/7/2009	1,380,000
1,365,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 1.200%, 5/7/2009	1,365,000
292,729,000		Svenska Handelsbanken, Stockholm, 1.396% - 1.477%, 7/6/2009 - 7/13/2009	292,835,028
71,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.462%, 7/27/2009	71,000,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 0.750%, 5/6/2009	1,100,000
963,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 8.000%, 5/7/2009	963,000
289,000,000		Wachovia Bank N.A., 1.586%, 7/6/2009	289,000,000
90,000,000		Wachovia Corp., 1.411%, 5/20/2009	89,654,395
55,000,000		Wells Fargo & Co., 1.397%, 6/23/2009	55,015,459
74,660,000		Wells Fargo Bank, N.A., 0.585%, 5/28/2009	74,660,000
76,700,000		Westpac Banking Corp. Ltd., Sydney, 1.439%, 7/14/2009	76,700,000
8,320,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.420%, 5/7/2009	8,320,000
4,200,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 3.550%, 5/7/2009	4,200,000
8,000,000		Yeshivas Novominsk, (Series 2008), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.750%, 5/7/2009	8,000,000
		TOTAL	4,375,919,741
		Finance - Brokerage--0.1%
43,075,000		Credit Suisse (USA), Inc., 0.558%, 5/7/2009	43,051,363
		Finance - Commercial--0.7%
290,359,000		General Electric Capital Corp., 0.400% - 1.440%, 5/1/2009 - 7/20/2009	287,463,989
20,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 2.250%, 5/7/2009	20,000,000
16,240,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 2.250%, 5/7/2009	16,240,000
		TOTAL	323,703,989
		Government Agency--0.1%
11,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.850%, 5/7/2009	11,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 1.370%, 5/7/2009	5,350,000
13,250,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.750%, 5/7/2009	13,250,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 1.000%, 5/7/2009	17,725,000
		TOTAL	47,345,000
		Health Care--0.5%
200,000,000	[1,2]	Roche Holding AG, 2.249%, 5/25/2009	200,000,000
		Insurance--2.7%
50,000,000		Hartford Life Insurance Co., 1.470% - 1.561%, 5/1/2009 - 6/1/2009	50,000,000
80,000,000		ING USA Annuity and Life Insurance Co., 1.876%, 6/13/2009	80,000,000
74,650,000		ING USA Global Funding Trust, 1.749%, 6/19/2009	74,650,000
111,000,000	[1,2]	MetLife Global Funding I, 1.491%, 7/9/2009	111,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 1.552% - 1.581%, 5/20/2009 - 6/28/2009	66,000,000
105,000,000		Metropolitan Life Insurance Co., 1.550% - 1.638%, 5/1/2009 - 7/1/2009	105,000,000
81,000,000	[1,2]	Monumental Global Funding III, 1.638%, 5/18/2009	81,000,000
120,000,000		Monumental Life Insurance Co., 0.980% - 1.681%, 5/1/2009 - 7/1/2009	120,000,000
25,000,000	[1,2]	New York Life Global Funding, 1.331%, 5/13/2009	25,000,000
176,000,000	[1,2]	PRICOA Global Funding I, 1.521% - 1.592%, 5/13/2009 - 6/25/2009	176,000,000
100,000,000	[1,2]	Pacific Life Global Funding, 1.511%, 5/11/2009	100,000,000
49,000,000		Principal Life Insurance Co., 1.449%, 7/2/2009	49,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 1.628%, 7/1/2009	125,000,000
		TOTAL	1,162,650,000
		Oil & Oil Finance--0.3%
150,000,000		BP Capital Markets PLC, (GTD by BP PLC), 1.433%, 6/11/2009	150,000,000
		TOTAL NOTES - VARIABLE	6,950,067,075
		TIME DEPOSITS--3.5%
		Finance - Banking--3.5%
1,000,000,000		Fifth Third Bank, Cincinnati, 0.200%, 5/1/2009	1,000,000,000
550,000,000		Societe Generale, Paris, 0.180% - 0.200%, 5/1/2009	550,000,000
		TOTAL TIME DEPOSITS	1,550,000,000
		REPURCHASE AGREEMENTS--18.6%
500,000,000		Interest in $8,008,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $8,008,037,816 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $8,168,198,605.	500,000,000
4,125,823,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	4,125,823,000
18,000,000		Interest in $118,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $118,000,557 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $120,364,214.	18,000,000
1,500,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $5,000,025,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2039 and the market value of those underlying securities was $5,102,052,293.	1,500,000,000
2,000,000,000		Interest in $5,500,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $5,500,025,972 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $5,610,026,492.	2,000,000,000
		TOTAL REPURCHASE AGREEMENTS	8,143,823,000
		TOTAL INVESTMENTS --- 101.1% (AT AMORTIZED COST)[5]	44,333,305,624
		OTHER ASSETS AND LIABILITIES --- NET --- (1.1)%[6]	(481,420,141)
		TOTAL NET ASSETS --- 100%	$43,851,885,483

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $6,645,984,636, which represented 15.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2009, these liquid restricted securities amounted to $6,645,984,636, which represented 15.2% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	44,333,305,624
Level 3 – Significant Unobservable Inputs	---
Total	$ 44,333,305,624

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
SWP	--Swap Agreement

Prime Value Obligations Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.7%
		Finance - Automotive--1.3%
$43,521,228		Ford Credit Auto Owner Trust 2009-A, Class A1, 1.861%, 4/15/2010	$43,521,228
20,014,854		Honda Auto Receivables Owner Trust 2009-1, Class A1, 1.978%, 2/16/2010	20,014,854
43,830,075	[1]	NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	43,830,075
14,858,725		Volkswagen Auto Loan Enhanced Trust 2008-2, Class A1, 2.358%, 1/20/2010	14,858,725
		TOTAL	122,224,882
		Finance - Equipment--0.4%
2,245,253	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	2,245,253
35,000,000	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	35,000,000
		TOTAL	37,245,253
		TOTAL ASSET-BACKED SECURITIES	159,470,135
		CERTIFICATES OF DEPOSIT--27.2%
		Finance - Banking--27.2%
200,000,000		BNP Paribas, S.A., 1.380%, 9/8/2009	200,000,000
150,000,000		Bank of Montreal, 3.600%, 7/24/2009	150,000,000
100,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.050%, 6/17/2009	100,000,000
422,000,000		Barclays Bank PLC, 0.950% - 3.700%, 5/12/2009 - 7/23/2009	422,000,076
185,000,000		Bayerische Landesbank, 1.120%, 7/17/2009	185,003,946
246,500,000		Calyon, Paris, 0.700% - 1.000%, 5/11/2009 - 7/24/2009	246,500,000
100,000,000		Canadian Imperial Bank of Commerce, 1.000%, 6/5/2009	100,000,000
68,000,000		Credit Agricole, S.A., 3.350%, 9/14/2009	68,000,000
250,000,000		Credit Suisse, Zurich, 1.450% - 1.650%, 7/6/2009 - 7/9/2009	250,000,000
150,000,000		Lloyds TSB Bank PLC, London, 0.830% - 1.690%, 6/18/2009 - 6/30/2009	150,000,735
100,000,000		Mizuho Corporate Bank Ltd., 0.950%, 6/18/2009	100,000,000
40,000,000		Regions Bank, Alabama, 1.140%, 7/15/2009	40,000,000
50,000,000		Societe Generale, Paris, 1.020%, 10/22/2009	50,000,000
225,000,000		State Street Bank and Trust Co., 1.150% - 1.400%, 7/22/2009 - 10/16/2009	225,000,000
225,000,000		Svenska Handelsbanken, Stockholm, 1.460%, 8/19/2009	225,006,825
145,000,000		Toronto Dominion Bank, 1.500% - 1.900%, 9/30/2009 - 12/14/2009	145,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,656,511,582
		COLLATERALIZED LOAN AGREEMENTS--4.8%
		Finance - Banking--4.8%
70,000,000		BNP Paribas Securities Corp., 1.014%, 5/1/2009	70,000,000
200,000,000		Citigroup Global Markets, Inc., 0.355% - 0.710%, 5/1/2009	200,000,000
100,000,000		Deutsche Bank Securities, Inc., 0.558%, 5/4/2009	100,000,000
100,000,000		Wachovia Securities, Inc., 1.014%, 5/1/2009	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	470,000,000
		COMMERCIAL PAPER --26.2%[3]
		Aerospace / Auto--1.2%
19,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 1.450% - 1.550%, 5/18/2009 - 5/29/2009	18,984,114
97,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 3.400% - 3.550%, 5/13/2009 - 6/18/2009	96,578,767
		TOTAL	115,562,881
		Chemicals--0.2%
20,827,000		PPG Industries, Inc., 0.600% - 0.850%, 5/8/2009 - 5/20/2009	20,822,801
		Consumer Non-Durables--0.8%
52,195,000		Clorox Corp., 0.650% - 0.670%, 5/11/2009 - 5/18/2009	52,182,587
17,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.750% - 0.900%, 5/8/2009 - 6/1/2009	16,991,140
10,000,000		Kellogg Co., 0.400%, 5/6/2009	9,999,444
		TOTAL	79,173,171
		Diversified--1.0%
99,700,000	[1,2]	ITT Corp., 1.550% - 2.750%, 5/5/2009 - 7/6/2009	99,579,149
		Finance - Banking--14.1%
50,000,000		Banco Santander, S.A., 2.520%, 6/2/2009	49,888,000
50,000,000		Calyon North America, Inc., 1.050%, 6/10/2009	49,941,667
160,000,000	[1,2]	Clipper Receivables Company LLC, 1.270% - 1.300%, 7/15/2009 - 7/20/2009	159,555,278
441,000,000		Danske Corp., Inc., (GTD by Danske Bank A/S), 1.000%, 5/12/2009 - 6/5/2009	440,726,805
150,000,000	[1,2]	Gotham Funding Corp., 0.530%, 7/20/2009	149,823,333
199,100,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 0.930% - 0.950%, 5/1/2009 - 5/15/2009	199,087,951
200,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 1.140%, 7/13/2009	199,537,667
100,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.995%, 6/15/2009	99,875,625
25,000,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.650%, 7/8/2009	24,969,305
		TOTAL	1,373,405,631
		Finance - Commercial--4.6%
100,000,000	[1,2]	Edison Asset Securitization LLC, 0.700%, 5/6/2009	99,990,278
50,000,000		General Electric Capital Services, 0.700%, 5/12/2009	49,989,305
300,000,000	[1,2]	Versailles Commercial Paper LLC, 0.700%, 5/15/2009 - 5/29/2009	299,881,875
		TOTAL	449,861,458
		Finance - Retail--2.7%
100,201,000	[1,2]	Barton Capital LLC, 0.670%, 5/6/2009	100,191,676
98,000,000	[1,2]	Enterprise Funding Co. LLC, 0.700%, 5/18/2009	97,967,606
13,000,000	[1,2]	Falcon Asset Securitization Company LLC, 0.400%, 6/4/2009	12,995,089
50,000,000	[1,2]	Yorktown Capital LLC, 0.700%, 5/18/2009	49,983,472
		TOTAL	261,137,843
		Food & Beverage--0.7%
16,000,000	[1,2]	General Mills, Inc., 0.500%, 5/15/2009	15,996,889
54,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 1.220%, 7/28/2009 - 7/29/2009	53,837,808
		TOTAL	69,834,697
		Retail--0.9%
31,000,000	[1,2]	CVS Caremark Corp., 0.900% - 1.000%, 5/18/2009 - 6/19/2009	30,983,081
50,000,000	[1,2]	Safeway Inc., 0.750% - 0.800%, 5/15/2009 - 5/22/2009	49,983,812
		TOTAL	80,966,893
		TOTAL COMMERCIAL PAPER	2,550,344,524
		CORPORATE BOND--0.2%
		Retail--0.2%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,046,668
		CORPORATE NOTES--0.2%
		Finance - Banking--0.1%
6,500,000		Wells Fargo & Co., 3.551%, 5/1/2009	6,724,705
		Finance - Commercial--0.1%
9,600,000		General Electric Capital Corp., 4.125%, 9/1/2009	9,643,145
		TOTAL CORPORATE NOTES	16,367,850
		GOVERNMENT AGENCIES--1.6%
		Government Agency--1.6%
160,000,000		FHLB System, 0.190% - 0.730%, 1/27/2010 - 3/11/2010	159,991,593
		MUNICIPALS--0.2%
		Municipals--0.2%
10,000,000		Lucas County, OH, 3.800%, 7/30/2009	10,006,460
10,000,000		South Euclid, OH, (Series 2009 A), 3.800%, 1/25/2010	10,000,000
		TOTAL MUNICIPALS	20,006,460
		NOTES - VARIABLE --24.8%[4]
		Electronics--0.7%
65,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 1.470%, 5/26/2009	65,000,000
		Finance - Banking--20.4%
1,240,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	1,240,000
4,150,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	4,150,000
60,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.920%, 5/7/2009	60,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 1.533%, 6/10/2009	85,000,000
150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 1.671%, 6/5/2009	150,000,000
1,200,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	1,200,000
35,000,000	[1,2]	Bank of Montreal, 0.989%, 5/5/2009	35,000,000
425,000,000		Bank of Montreal, 1.539% - 1.729%, 5/14/2009 - 7/10/2009	425,000,000
175,000,000		Bank of Scotland, Edinburgh, 1.446%, 5/6/2009	175,000,000
3,995,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.580%, 5/6/2009	3,995,000
6,515,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/5/2009	6,515,000
395,000		Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.500%, 5/7/2009	395,000
970,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.498%, 5/7/2009	970,000
2,027,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	2,027,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 1.500%, 5/7/2009	12,000,000
1,210,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.498%, 5/7/2009	1,210,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 2.500%, 5/6/2009	5,600,000
6,120,000		Capital Markets Access Co. LC, (Series 2006K), Properties, LLC., (Compass Bank, Birmingham LOC), 1.000%, 5/7/2009	6,120,000
429,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.970%, 5/7/2009	429,000
11,270,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.520%, 5/7/2009	11,270,000
4,395,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.530%, 5/6/2009	4,395,000
6,705,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 2.750%, 5/7/2009	6,705,000
4,800,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	4,800,000
5,800,000		Colonial Interstate Investments LLC, (Series 2007), (Regions Bank, Alabama LOC), 3.250%, 5/7/2009	5,800,000
3,040,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	3,040,000
5,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/5/2009	5,750,000
50,000,000		Credit Agricole S.A., 1.477%, 6/22/2009	50,000,000
6,245,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.498%, 5/7/2009	6,245,000
5,245,000		Cunat Capital Corp., (Series 2007), (Marshall & Ilsley Bank, Milwaukee LOC), 3.300%, 5/7/2009	5,245,000
11,990,000		Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	11,990,000
6,305,000		DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.000%, 5/7/2009	6,305,000
4,285,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/5/2009	4,285,000
1,875,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/1/2009	1,875,000
2,040,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/1/2009	2,040,000
3,750,000		Escambia County Environmental Corp., (Series 2003), (RBC Bank (USA) LOC), 2.420%, 5/7/2009	3,750,000
7,000,000		FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	7,000,000
160,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	160,000
2,760,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	2,760,000
7,310,000		First Baptist Church of Tuscaloosa, AL, (Series 2003), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	7,310,000
1,323,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	1,323,000
7,820,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 3.498%, 5/7/2009	7,820,000
9,790,000		Frogtown LLC, (Series 2004), (Comerica Bank LOC), 3.000%, 5/7/2009	9,790,000
2,405,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.530%, 5/7/2009	2,405,000
1,266,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	1,266,000
36,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.810%, 5/7/2009	36,000,000
1,385,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	1,385,000
820,000		Guilford Capital LLC, (Series 2002 – D), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	820,000
2,780,000		Guilford Capital LLC, (Series 2002 – E), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	2,780,000
380,000		HYCO Alabama LLC, (Series 2000), (Regions Bank, Alabama LOC), 3.000%, 5/7/2009	380,000
625,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.500%, 5/7/2009	625,000
3,900,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/5/2009	3,900,000
4,500,000		Hillside Community Church, (Series 2008), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	4,500,000
3,960,000		Hugh W. Underwood /Underwood Properties, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	3,960,000
4,240,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	4,240,000
50,000,000	[1,2]	ING Bank NV, 1.496%, 6/26/2009	50,000,000
410,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.000%, 5/7/2009	410,000
3,300,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	3,300,000
18,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 2.600%, 5/7/2009	18,300,000
2,280,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.498%, 5/7/2009	2,280,000
15,940,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 2.410%, 5/6/2009	15,940,000
3,620,000		Kansas State Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 3.300%, 5/7/2009	3,620,000
6,281,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/1/2009	6,281,290
6,400,000		LCT Holdings LLC, (Series 2008), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	6,400,000
6,300,000		Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	6,300,000
705,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/1/2009	705,000
18,770,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/5/2009	18,770,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/5/2009	16,000,000
8,235,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.420%, 5/7/2009	8,235,000
3,680,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/5/2009	3,680,000
2,000,000		N.A.R.A.J.J.P.K. LLC, (Series 2008-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.810%, 5/7/2009	2,000,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.530%, 5/7/2009	3,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 1.507%, 6/8/2009	150,000,000
5,040,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	5,040,000
8,800,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 3.500%, 5/6/2009	8,800,000
65,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 3.500%, 5/6/2009	65,000,000
2,464,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.500%, 5/7/2009	2,464,000
800,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.500%, 5/7/2009	800,000
2,168,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	2,168,500
660,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 3.498%, 5/7/2009	660,000
100,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.561%, 7/7/2009	100,000,000
8,925,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	8,925,000
8,235,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 2.750%, 5/7/2009	8,235,000
1,699,200		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.498%, 5/7/2009	1,699,200
40,000,000		Royal Bank of Canada, Montreal, 1.508%, 7/1/2009	40,000,000
13,300,000		Russell Lands, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.420%, 5/7/2009	13,300,000
11,455,000		Shipley Group LP, (Series 2004), (RBS Citizens Bank N.A. LOC), 4.000%, 5/7/2009	11,455,000
730,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 1.300%, 5/7/2009	730,000
115,000,000		Svenska Handelsbanken, Stockholm, 1.396% - 1.601%, 5/20/2009-7/6/2009	115,000,000
40,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 1.462%, 7/27/2009	40,000,000
2,430,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.500%, 5/7/2009	2,430,000
8,785,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/1/2009	8,785,000
7,950,000		Test Associates, (Series 2002), (Fulton Bank LOC), 2.750%, 5/7/2009	7,950,000
7,340,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 0.750%, 5/7/2009	7,340,000
9,605,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 2.750%, 5/7/2009	9,605,000
24,000,000		Wachovia Bank N.A., 1.586%, 7/6/2009	24,000,000
6,220,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/1/2009	6,220,000
10,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.498%, 5/7/2009	10,000
12,875,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.570%, 5/5/2009	12,875,000
5,585,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.530%, 5/6/2009	5,585,000
7,555,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.470%, 5/7/2009	7,555,000
5,000,000		York County, PA IDA, (Series 2003-B), 4.250%, 5/7/2009	5,000,000
		TOTAL	1,984,682,990
		Finance - Commercial--0.4%
37,500,000		General Electric Capital Corp., 0.509% - 1.440%, 5/11/2009 - 6/15/2009	37,324,740
		Finance - Retail--0.4%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 1.006%, 5/15/2009	43,000,000
		Government Agency--0.0%
4,045,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 1.000%, 5/7/2009	4,045,000
		Health Care--0.6%
60,000,000	[1,2]	Roche Holding AG, 2.249%, 5/25/2009	60,000,000
		Insurance--2.1%
45,000,000		Genworth Life Insurance Co., 2.586%, 5/11/2009	45,000,000
15,000,000		Hartford Life Insurance Co., 1.470%, 5/1/2009	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 1.552% - 1.581%, 6/1/2009 - 6/28/2009	65,000,000
25,000,000		Metropolitan Life Insurance Co., 1.638%, 7/1/2009	25,000,000
55,000,000	[1,2]	Pacific Life Global Funding, 0.568% - 1.511%, 5/4/2009 - 5/11/2009	55,000,012
		TOTAL	205,000,012
		Oil & Oil Finance--0.2%
22,000,000		BP Capital Markets PLC, (GTD by BP PLC), 1.433%, 6/11/2009	22,000,000
		TOTAL NOTES - VARIABLE	2,421,052,742
		TIME DEPOSITS--5.1%
		Finance - Banking--5.1%
100,000,000		Natixis, 0.200%, 5/1/2009	100,000,000
400,000,000		SunTrust Bank, 0.220%, 5/1/2009	400,000,000
		TOTAL TIME DEPOSITS	500,000,000
		REPURCHASE AGREEMENTS--7.7%
666,635,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	666,635,000
81,000,000		Interest in $150,000,000 joint repurchase agreement 0.20%, dated 4/30/2009 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,000,833 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 6/16/2023 and the market value of those underlying securities was $153,208,960.	81,000,000
		TOTAL REPURCHASE AGREEMENTS	747,635,000
		TOTAL INVESTMENTS --- 99.7% (AT AMORTIZED COST)[5]	9,723,426,554
		OTHER ASSETS AND LIABILITIES --- NET --- 0.3%[6]	30,469,934
		TOTAL NET ASSETS --- 100%	$9,753,896,488
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $2,213,455,963, which represented 22.7% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $2,132,380,635 which represented 21.9% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	$2,245,253	$2,245,253
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$35,000,000	$35,000,000
NIF-T 2009-1, Class A1, 2.566%, 4/6/2010	3/9/2009	$43,830,075	$43,830,075

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	9,723,426,554
Level 3 – Significant Unobservable Inputs	---
Total	$ 9,723,426,554

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
SWP	--Swap Agreement

Tax-Free Obligations Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Alabama--2.4%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.560%, 5/7/2009	$6,000,000
20,965,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.530%, 5/7/2009	20,965,000
45,500,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 1.500%, 5/6/2009	45,500,000
27,800,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.580%, 5/1/2009	27,800,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.630%, 5/7/2009	23,000,000
9,285,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.600%, 5/7/2009	9,285,000
9,000,000		Columbia, AL IDB, PCR (1995 Series E) Daily VRDNs (Alabama Power Co.), 0.590%, 5/1/2009	9,000,000
3,500,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 1.030%, 5/7/2009	3,500,000
15,500,000		Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 0.630%, 5/7/2009	15,500,000
4,360,000		Huntsville, AL Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 0.750%, 5/1/2009	4,360,000
3,325,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 0.670%, 5/7/2009	3,325,000
1,000,000		Jacksonville, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 0.800%, 5/7/2009	1,000,000
1,750,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.850%, 5/1/2009	1,750,000
3,350,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 1.030%, 5/7/2009	3,350,000
6,360,000		Mobile, AL Downtown Redevelopment Authority, (Series 2007) Weekly VRDNs (Lafayette Plaza Hotel)/(Regions Bank, Alabama LOC), 1.030%, 5/7/2009	6,360,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.570%, 5/7/2009	12,000,000
26,000,000		Mobile, AL IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	26,000,000
26,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 0.930%, 5/7/2009	26,000,000
18,950,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 0.500%, 5/1/2009	18,950,000
5,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.500%, 5/7/2009	5,000,000
3,335,000		Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.520%, 5/7/2009	3,335,000
9,300,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.400%, 5/1/2009	9,300,000
29,800,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.560%, 5/7/2009	29,800,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.710%, 5/6/2009	10,000,000
8,400,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.710%, 5/6/2009	8,400,000
2,570,000		Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.030%, 5/7/2009	2,570,000
20,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.660%, 5/7/2009	20,000,000
15,925,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.510%, 5/7/2009	15,925,000
2,000,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 0.980%, 5/6/2009	2,000,000
		TOTAL	369,975,000
		Alaska--1.0%
64,790,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 0.350%, 5/7/2009	64,790,000
10,000,000		Alaska State Housing Finance Corp., (Series 2002C) Weekly VRDNs, 0.350%, 5/7/2009	10,000,000
76,000,000		Anchorage, AK, 0.75% TANs, 9/1/2009	76,100,931
		TOTAL	150,890,931
		Arizona--1.6%
3,250,000		Arizona Board of Regents, (Series 2008A) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 0.330%, 5/6/2009	3,250,000
3,515,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.780%, 5/7/2009	3,515,000
1,200,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.780%, 5/7/2009	1,200,000
17,500,000		Arizona Health Facilities Authority, (2008 Series A) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.380%, 5/6/2009	17,500,000
20,000,000		Arizona Health Facilities Authority, (2008 Series C) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	20,000,000
21,775,000		Arizona Health Facilities Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	21,775,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/6/2009	1,800,000
12,125,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 0.600%, 5/7/2009	12,125,000
3,550,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America N.A. LOC), 0.470%, 5/7/2009	3,550,000
29,000,000		Arizona School District Financing Program, (Series 2008), 3.00% TANs, 7/30/2009	29,096,661
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	5,000,000
2,615,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 0.500%, 5/7/2009	2,615,000
4,675,000	[3,4]	Phoenix, AZ Civic Improvement Corp., MACON (Series 2005L) Weekly VRDNs (Bank of America N.A. LIQ), 1.630%, 5/7/2009	4,675,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.550%, 5/6/2009	6,750,000
2,700,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	2,700,000
2,000,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/ (Comerica Bank LOC), 0.730%, 5/7/2009	2,000,000
8,950,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 0.600%, 5/6/2009	8,950,000
1,750,000		Pima County, AZ IDA, (Series 2008B) Weekly VRDNs (Tucson Electric Power Co.)/ (JPMorgan Chase Bank, N.A. LOC), 0.440%, 5/6/2009	1,750,000
32,125,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 1.100%, 5/6/2009	32,125,000
34,400,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 1.100%, 5/6/2009	34,400,000
13,325,000		Scottsdale, AZ IDA, (Series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 1.100%, 5/6/2009	13,325,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/ (FNMA LOC), 0.550%, 5/7/2009	3,345,000
4,000,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/ (Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.560%, 5/6/2009	4,000,000
2,300,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.500%, 5/7/2009	2,300,000
2,750,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.470%, 5/7/2009	2,750,000
8,615,000		Yavapai County, AZ, Highway Construction Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.680%, 5/7/2009	8,615,000
		TOTAL	249,111,661
		Arkansas--0.1%
19,560,000		Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.660%, 5/7/2009	19,560,000
		California--4.0%
112,925,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.400%, 5/7/2009	112,925,000
22,820,000		Bay Area Toll Authority, CA, (Series 2003C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.400%, 5/7/2009	22,820,000
68,855,000		Bay Area Toll Authority, CA, (Series 2004C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.350%, 5/7/2009	68,855,000
23,150,000		Bay Area Toll Authority, CA, (Series 2006C) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Lloyds TSB Bank PLC, London LIQs), 0.400%, 5/7/2009	23,150,000
47,300,000		Bay Area Toll Authority, CA, (Series 2007A-1) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.200%, 5/7/2009	47,300,000
30,000,000		Bay Area Toll Authority, CA, (Series 2007A-2) Weekly VRDNs (Union Bank of California, N.A. LIQ), 0.200%, 5/7/2009	30,000,000
10,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.400%, 5/7/2009	10,000,000
22,700,000		California Health Facilities Financing Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.400%, 5/6/2009	22,700,000
10,000,000		California Health Facilities Financing Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.350%, 5/6/2009	10,000,000
53,900,000		California Health Facilities Financing Authority, (Series 2008 A-2) Weekly VRDNs (Stanford Hospital & Clinics)/(Bank of America N.A. LOC), 0.480%, 5/6/2009	53,900,000
20,850,000		California Infrastructure & Economic Development Bank, (Series 2008A) Daily VRDNs (Orange County Performing Arts Center)/(Bank of America N.A. LOC), 0.400%, 5/1/2009	20,850,000
12,300,000		California State, (Series 2004 A-10) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.290%, 5/7/2009	12,300,000
24,405,000		California State, (Series 2004 A-7) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.350%, 5/7/2009	24,405,000
42,605,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.400%, 5/7/2009	42,605,000
10,000,000		Long Beach, CA Unified School District, 4.00% BANs, 6/15/2009	10,017,683
65,000,000		Los Angeles, CA Wastewater System, 0.65% CP, Mandatory Tender 6/8/2009	65,000,000
5,600,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 0.350%, 5/7/2009	5,600,000
18,700,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/7/2009	18,700,000
		TOTAL	601,127,683
		Colorado--0.8%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.630%, 5/7/2009	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.630%, 5/7/2009	6,510,000
37,000,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.570%, 5/6/2009	37,000,000
23,940,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 1.520%, 5/7/2009	23,940,000
15,710,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 1.520%, 5/7/2009	15,710,000
2,455,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.980%, 5/7/2009	2,455,000
3,900,000		Colorado Health Facilities Authority, (Series 2009A) Weekly VRDNs (Exempla, Inc.)/(U.S. Bank, N.A. LOC), 0.410%, 5/6/2009	3,900,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.630%, 5/7/2009	8,625,000
12,000,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.500%, 5/7/2009	12,000,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001) Weekly VRDNs (Bank of America N.A. LOC), 0.520%, 5/7/2009	2,800,000
7,455,000		Moffat County, CO, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/6/2009	7,455,000
		TOTAL	125,230,000
		Connecticut--0.6%
33,775,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.480%, 5/6/2009	33,775,000
50,000,000		Connecticut State, (Series 2009A), 2.00% BANs, 4/28/2010	50,754,830
12,100,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/ (Societe Generale, Paris LIQ), 0.800%, 5/7/2009	12,100,000
		TOTAL	96,629,830
		District of Columbia--1.2%
92,890,000		District of Columbia, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 5/6/2009	92,890,000
15,610,000		District of Columbia, (Series 2008B) Weekly VRDNs (Bank of America N.A. LOC), 0.500%, 5/7/2009	15,610,000
4,910,000		District of Columbia, Revenue Bonds, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 5/1/2009	4,910,000
11,000,000		District of Columbia, Revenue Bonds, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	11,000,000
1,700,000		District of Columbia, Revenue Bonds, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	1,700,000
15,000,000		District of Columbia, Revenue Bonds, (Series 2008) Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/7/2009	15,000,000
13,200,000		District of Columbia, Revenue Bonds, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	13,200,000
4,000,000		District of Columbia, Revenue Bonds, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	4,000,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.630%, 5/7/2009	26,665,000
		TOTAL	184,975,000
		Florida--8.7%
30,475,000		Brevard County, FL Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital) /(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	30,475,000
4,000,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/ (HSBC Bank USA LOC), 0.540%, 5/6/2009	4,000,000
42,020,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.900%, 5/7/2009	42,020,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2007-27) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.680%, 5/7/2009	28,375,000
15,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.550%, 5/7/2009	15,000,000
24,870,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.680%, 5/7/2009	24,870,000
21,370,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.500%, 5/7/2009	21,370,000
10,000,000		Citizens Property Insurance Corp. FL, (Series 2007A), 5.00% Bonds (Berkshire Hathaway Assurance Corp. INS), 3/1/2010	10,349,639
33,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	33,054,712
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2008-5 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.680%, 5/7/2009	18,000,000
7,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/ (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.650%, 5/7/2009	7,000,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/7/2009	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/7/2009	17,000,000
7,200,000		Dade County, FL IDA, (Series 1985D) Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC), 0.500%, 5/6/2009	7,200,000
20,000,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.550%, 5/6/2009	20,000,000
7,320,000		Florida Higher Educational Facilities Financing Authority, (Series 2002) Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 1.030%, 5/7/2009	7,320,000
7,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2006) Weekly VRDNs (Jacksonville University Project)/(Regions Bank, Alabama LOC), 0.770%, 5/7/2009	7,000,000
13,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	13,000,000
21,000,000		Florida Local Government Finance Commission, (Series A), 0.50% CP (Wachovia Bank N.A. LOC), Mandatory Tender 5/8/2009	21,000,000
15,375,000	[3,4]	Florida State Board of Education, PZ-198, 1.00% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/23/2009	15,375,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.470%, 5/6/2009	4,705,000
8,000,000		Hernando County, FL, IDBs (Series 2008) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	8,000,000
27,500,000		Highlands County, FL Health Facilities Authority, (Series 2000-A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.500%, 5/7/2009	27,500,000
26,500,000		Highlands County, FL Health Facilities Authority, (Series 2000-B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.500%, 5/7/2009	26,500,000
5,000,000		Highlands County, FL Health Facilities Authority, (Series 2004A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.500%, 5/7/2009	5,000,000
10,000,000		Highlands County, FL Health Facilities Authority, (Series 2005E) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.970%, 5/7/2009	10,000,000
13,000,000		Highlands County, FL Health Facilities Authority, (Series 2005F) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.500%, 5/7/2009	13,000,000
24,725,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 3.000%, 5/7/2009	24,725,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 3.630%, 5/7/2009	27,750,000
16,155,000		Highlands County, FL Health Facilities Authority, (Series 2006B-3) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.500%, 5/7/2009	16,155,000
25,000,000		Highlands County, FL Health Facilities Authority, (Series 2007B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.500%, 5/7/2009	25,000,000
25,000,000		Highlands County, FL Health Facilities Authority, (Series 2008B-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.500%, 5/7/2009	25,000,000
50,000,000		Highlands County, FL Health Facilities Authority, (Series 2008B-2) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.500%, 5/7/2009	50,000,000
2,160,000		Hillsborough County, FL IDA, (Series 2001) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	2,160,000
19,200,000		Hillsborough County, FL IDA, (Series 2008B) Weekly VRDNs (University Community Hospital )/(Wachovia Bank N.A. LOC), 0.710%, 5/7/2009	19,200,000
43,005,000	[3,4]	Hillsborough County, FL IDA, (Series MT-008) Daily VRDNs (University Community Hospital)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.590%, 5/1/2009	43,005,000
8,000,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.400%, 5/7/2009	8,000,000
15,600,000		JEA, FL Electric System, (Series Three 2008D-1) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.450%, 5/6/2009	15,600,000
3,900,000		Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 0.520%, 5/7/2009	3,900,000
17,825,000		Lee County, FL IDA, (Series 2002) Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	17,825,000
2,000,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009C) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 1.500%, 5/7/2009	2,000,000
5,645,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009D) Weekly VRDNs (SunTrust Bank LOC), 1.500%, 5/7/2009	5,645,000
5,000,000		Leesburg, FL Hospital Authority, (Series 2008A) Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 0.930%, 5/7/2009	5,000,000
31,500,000		Manatee County, FL School District, (Series 2008), 3.00% TANs, 10/7/2009	31,675,830
690,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	690,000
37,070,000		Miami, FL, Parking System Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (SunTrust Bank LOC), 1.500%, 5/7/2009	37,070,000
5,000,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/ (Key Bank, N.A. LOC), 1.520%, 5/7/2009	5,000,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	57,440,000
19,800,000	[3,4]	Miami-Dade County, FL, ROCs (Series 12140) Daily VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.000%, 5/1/2009	19,800,000
17,000,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Banknorth N.A. LOC), 0.410%, 5/7/2009	17,000,000
2,100,000		Orange County, FL IDA, (Series 1999) Weekly VRDNs (Goodwill Industries of Central Florida, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	2,100,000
5,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 1.600%, 5/6/2009	5,000,000
5,400,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/ (Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	5,400,000
34,940,000		Orange County, FL School Board, COP (Series 2008C) Weekly VRDNs (SunTrust Bank LOC), 3.000%, 5/7/2009	34,940,000
6,930,000		Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian Retirement Communities)/(Branch Banking & Trust Co. LOC), 0.460%, 5/7/2009	6,930,000
16,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 1.500%, 5/6/2009	16,500,000
5,250,000		Orange County, FL, Health Facilities Authority, (Series 2008G) Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 0.600%, 5/6/2009	5,250,000
24,670,000	[3,4]	Orange County, FL, Health Facilities Authority, Stage Trust (Series 2008-64C) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/ (Wells Fargo Bank, N.A. LIQ), 0.630%, 5/7/2009	24,670,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.930%, 5/7/2009	113,750,000
11,300,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.920%, 5/7/2009	11,300,000
20,000,000		Orlando, FL Utilities Commission, Revenue Refunding Bonds (Series 2004), 5.25% Bonds, 7/1/2009	20,111,045
18,465,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.470%, 5/7/2009	18,465,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 0.650%, 5/7/2009	6,410,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.570%, 5/6/2009	4,000,000
3,245,000		Pasco County, FL Educational Facilities Authority, (Series 1999) Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 1.070%, 5/1/2009	3,245,000
9,375,000		Pinellas County, FL Health Facility Authority, (Series 2009A-1) Weekly VRDNs (Baycare Health System)/(U.S. Bank, N.A. LOC), 0.200%, 5/1/2009	9,375,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.580%, 5/7/2009	10,000,000
8,875,000		Pinellas County, FL Health Facility Authority, (Series 2009A-3) Weekly VRDNs (Baycare Health System)/(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	8,875,000
11,590,000		Santa Rosa County, FL, Health Facilities Revenue Bonds Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC), 0.500%, 5/7/2009	11,590,000
17,600,000		Sarasota County, FL Public Hospital District, (Series 2007B) Weekly VRDNs (Sarasota Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	17,600,000
12,500,000		St. Petersburg, FL HFA, (Series 2008) Weekly VRDNs (Florida Blood Services, Inc.)/ (Wachovia Bank N.A. LOC), 0.520%, 5/7/2009	12,500,000
3,300,000		St. Petersburg, FL HFA, (Series 2009) Weekly VRDNs (Presbyterian Retirement Communities, Inc.)/(Branch Banking & Trust Co. LOC), 0.460%, 5/7/2009	3,300,000
13,255,000	[3,4]	Tallahassee, FL Energy System, Solar Eclipse (Series 2007-078) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.400%, 5/1/2009	13,255,000
5,195,000	[3,4]	Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs (Bank of America N.A. LIQ), 3.630%, 5/7/2009	5,195,000
4,150,000		Tampa, FL, (Series 2001) Weekly VRDNs (Academy of the Holy Names, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	4,150,000
16,325,000		Tampa, FL, (Series 2007) Weekly VRDNs (Dacco, Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 5/7/2009	16,325,000
12,900,000		Tohopekaliga, FL Water Authority, (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.480%, 5/7/2009	12,900,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	10,000,000
2,125,000		Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 3.800%, 5/7/2009	2,125,000
		TOTAL	1,322,016,226
		Georgia--3.0%
19,500,000		Atlanta, GA Development Authority, (Series 2007) Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	19,500,000
10,000,000		Atlanta, GA Development Authority, (Series 2009) Weekly VRDNs (Georgia Aquarium, Inc.)/ (SunTrust Bank LOC), 1.500%, 5/7/2009	10,000,000
20,000,000	[3,4]	Atlanta, GA Water & Wastewater, EAGLES (Series 2006-0094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.920%, 5/7/2009	20,000,000
4,760,000		Augusta, GA HFA, (Series 19998) Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank, Alabama LOC), 2.000%, 5/7/2009	4,760,000
4,800,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.700%, 5/6/2009	4,800,000
10,800,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005B) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 3.330%, 5/7/2009	10,800,000
7,000,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	7,000,000
3,235,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 1.450%, 5/6/2009	3,235,000
1,800,000		DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 1.500%, 5/6/2009	1,800,000
4,500,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	4,500,000
45,480,000		DeKalb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (DeKalb Medical Center, Inc.)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.970%, 5/7/2009	45,480,000
7,550,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments) /(FHLMC LOC), 0.500%, 5/7/2009	7,550,000
5,715,000		Fulco, GA Hospital Authority, (Series 1999) Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC), 1.450%, 5/6/2009	5,715,000
2,400,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 0.670%, 5/7/2009	2,400,000
9,870,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	9,870,000
4,500,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	4,500,000
5,700,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	5,700,000
4,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	4,000,000
12,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Piedmont Healthcare, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	12,000,000
25,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 1.450%, 5/6/2009	25,000,000
500,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.500%, 5/6/2009	500,000
8,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.500%, 5/6/2009	8,000,000
8,300,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008E) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.500%, 5/6/2009	8,300,000
8,300,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008F) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.500%, 5/6/2009	8,300,000
6,700,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	6,700,000
6,395,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 1.500%, 5/6/2009	6,395,000
17,200,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.560%, 5/7/2009	17,200,000
10,784,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.500%, 5/6/2009	10,784,000
38,790,000		Gwinnett County, GA Hospital Authority, (Series 2007B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 3.000%, 5/6/2009	38,790,000
19,585,000		Gwinnett County, GA Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.450%, 5/6/2009	19,585,000
17,350,000		Gwinnett County, GA Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.450%, 5/6/2009	17,350,000
30,910,000		La Grange, GA Development Authority, (Series 2007) Weekly VRDNs (La Grange College)/ (SunTrust Bank LOC), 1.970%, 5/7/2009	30,910,000
20,000,000		Municipal Electric Authority of Georgia, PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	20,190,620
13,765,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 0.520%, 5/7/2009	13,765,000
8,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.570%, 5/6/2009	8,000,000
9,700,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	9,700,000
22,975,000		Savannah, GA EDA, (Series 2008B: Indigo Pointe) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	22,975,000
		TOTAL	456,054,620
		Hawaii--0.6%
10,000,000		Hawaii State Department of Budget & Finance, (Series 2009B) Weekly VRDNs (Hawaii Pacific Health)/(Union Bank of California, N.A. LOC), 0.430%, 5/7/2009	10,000,000
14,960,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834) Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 0.630%, 5/7/2009	14,960,000
58,325,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835) Weekly VRDNs (Hawaii Pacific Health)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase & Co. LOC), 0.630%, 5/7/2009	58,325,000
		TOTAL	83,285,000
		Idaho--0.3%
6,200,000		Idaho Health Facilities Authority, (Series 2000) Daily VRDNs (St. Lukes Regional Medical Center)/(FSA INS)/(Harris, N.A. LIQ), 0.900%, 5/1/2009	6,200,000
15,000,000		Idaho Health Facilities Authority, (Series 2009A) Weekly VRDNs (St. Lukes Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/7/2009	15,000,000
27,000,000		Idaho State, 3.00% TANs, 6/30/2009	27,055,810
		TOTAL	48,255,810
		Illinois--8.7%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.550%, 5/7/2009	12,410,000
19,050,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 5/7/2009	19,050,000
79,520,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 5/7/2009	79,520,000
41,425,000	[3,4]	Chicago, IL Board of Education, (Series 2008-C6) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.470%, 5/6/2009	41,425,000
6,000,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.500%, 5/7/2009	6,000,000
4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.450%, 5/7/2009	4,900,000
20,000,000	[3,4]	Chicago, IL Board of Education, EAGLES (Series 2008-049) Weekly VRDNs (FSA INS)/ (Citigroup Financial Products, Inc. LIQ), 2.380%, 5/7/2009	20,000,000
17,770,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	17,770,000
10,500,000		Chicago, IL Wastewater Transmission Daily VRDNs (Northern Trust Co., Chicago, IL LOC), 0.500%, 5/1/2009	10,500,000
12,000,000		Chicago, IL Wastewater Transmission, (Series 2008 C-1) Daily VRDNs (Harris, N.A. LOC), 0.500%, 5/1/2009	12,000,000
13,500,000		Chicago, IL Wastewater Transmission, (Series 2008 C-2) Daily VRDNs (Bank of America N.A. LOC), 0.500%, 5/1/2009	13,500,000
20,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.480%, 5/7/2009	20,000,000
14,900,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.480%, 5/7/2009	14,900,000
3,225,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.500%, 5/7/2009	3,225,000
9,500,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 2.500%, 5/7/2009	9,500,000
8,800,000	[3,4]	Chicago, IL, ROCs (Series 10275) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.370%, 5/7/2009	8,800,000
23,000,000		Chicago, IL, Tender Notes (Series 2008), 0.70% TOBs (Harris, N.A. LOC), Mandatory Tender 10/7/2009	23,000,000
4,250,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.540%, 5/6/2009	4,250,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.800%, 5/7/2009	7,185,000
10,770,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.680%, 5/7/2009	10,770,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	3,900,000
4,370,000		Hopedale Village, IL, (Series 1998) Weekly VRDNs (Hopedale Medical Foundation)/ (JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/1/2009	4,370,000
8,800,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(Harris, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.330%, 5/6/2009	8,800,000
54,400,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.290%, 5/6/2009	54,400,000
1,340,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 0.980%, 5/7/2009	1,340,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.590%, 5/6/2009	3,700,000
16,700,000		Illinois Educational Facilities Authority, (Series B-2), 1.85% TOBs (University of Chicago), Mandatory Tender 7/28/2009	16,700,000
10,000,000		Illinois Finance Authority, (Series 2009 B-2) Weekly VRDNs (University of Chicago Medical Center)/(Bank of Montreal LOC), 0.530%, 5/7/2009	10,000,000
12,605,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/7/2009	12,605,000
5,545,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/ (JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/6/2009	5,545,000
30,000,000		Illinois Finance Authority, (Series 2005D) Weekly VRDNs (Clare at Water Tower)/(Bank of America N.A. LOC), 0.470%, 5/7/2009	30,000,000
22,500,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Chicago Historical Society)/ (JPMorgan Chase Bank, N.A. LOC), 0.380%, 5/7/2009	22,500,000
2,100,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank N.A. LOC), 3.040%, 5/7/2009	2,100,000
18,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	18,000,000
14,125,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America N.A. LOC), 0.600%, 5/7/2009	14,125,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/ (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/7/2009	100,425,000
36,595,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/6/2009	36,595,000
69,200,000		Illinois Finance Authority, (Series 2007F) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(National City Bank LIQ), 0.500%, 5/6/2009	69,200,000
8,450,000		Illinois Finance Authority, (Series 2008 A-2) Daily VRDNs (Northwestern Memorial Hospital)/ (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/1/2009	8,450,000
5,400,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.580%, 5/7/2009	5,400,000
4,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Rush University Medical Center Obligated Group)/(Northern Trust Co., Chicago, IL LOC), 0.380%, 5/7/2009	4,000,000
50,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	50,000,000
5,700,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Northwest Community Hospital)/ (Wells Fargo Bank, N.A. LOC), 0.370%, 5/7/2009	5,700,000
19,000,000		Illinois Finance Authority, (Series 2008B) Weekly VRDNs (Resurrection Health Care Corp.)/ (JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2009	19,000,000
4,160,000		Illinois Finance Authority, (Series 2009 A-2) Weekly VRDNs (University of Chicago Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/7/2009	4,160,000
4,200,000		Illinois Finance Authority, (Series 2009 B-1) Daily VRDNs (University of Chicago Medical Center)/(Bank of Montreal LOC), 0.450%, 5/1/2009	4,200,000
9,885,000	[3,4]	Illinois Finance Authority, (Series 2009-9C-144A) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.620%, 5/7/2009	9,885,000
7,200,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/ (National City Bank LOC), 0.400%, 5/6/2009	7,200,000
3,250,000		Illinois Finance Authority, (Series 2009B-2) Weekly VRDNs (Art Institute of Chicago)/ (Northern Trust Co., Chicago, IL LOC), 0.480%, 5/7/2009	3,250,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/6/2009	8,000,000
6,875,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 5/7/2009	6,875,000
5,000,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/ (JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/6/2009	5,000,000
6,200,000		Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/7/2009	6,200,000
10,000,000		Illinois Finance Authority, (Series A-2), 0.75% TOBs (Advocate Health Care Network), Optional Tender 2/5/2010	10,000,000
4,200,000		Illinois Finance Authority, (Series B) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.480%, 5/6/2009	4,200,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C) Weekly VRDNs (Children's Memorial Hospital)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.600%, 5/7/2009	19,570,000
20,000,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/ (Bank of America N.A. LIQ), 0.510%, 5/6/2009	20,000,000
70,145,000		Illinois Finance Authority, Refunding Bonds (Series 2006A) Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 5/6/2009	70,145,000
48,605,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/ (FSA INS)/(Harris, N.A. LIQ), 0.500%, 5/7/2009	48,605,000
3,200,000		Illinois Finance Authority, (Series 2009 A-1) Weekly VRDNs (University of Chicago Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.430%, 5/7/2009	3,200,000
30,000,000		Illinois Health Facilities Authority, (Series 2001C) Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 5/6/2009	30,000,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/7/2009	2,000,000
4,600,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.500%, 5/1/2009	4,600,000
45,200,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1997) Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of America N.A. LOC), 0.480%, 5/7/2009	45,200,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.300%, 5/7/2009	75,000,000
5,500,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 2754) Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase & Co. LIQ), 0.880%, 5/7/2009	5,500,000
7,220,000		Lake County, IL Forest Preserve District, 3.00% Bonds, 12/15/2009	7,314,429
14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments) Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 0.520%, 5/7/2009	14,855,000
10,815,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, AUSTIN (Series 2008-3008X) Weekly VRDNs (Bank of America N.A. LIQ), 1.130%, 5/7/2009	10,815,000
6,580,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York LIQ), 0.470%, 5/6/2009	6,580,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	2,660,000
20,985,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (Deutsche Bank AG LIQ), 0.610%, 5/7/2009	20,985,000
8,470,000		Orland Hills, IL, (Series 1985 A) Weekly VRDNs (West Haven Properties Partnership)/(Bank of America N.A. LOC), 0.640%, 5/6/2009	8,470,000
11,000,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, 2.50% TANs, 10/1/2009	11,045,837
		TOTAL	1,321,075,266
		Indiana--2.7%
4,415,000		Indiana Finance Authority, (Series 2008) Daily VRDNs (Floyd Memorial Hospital and Health Services)/(Branch Banking & Trust Co. LOC), 0.520%, 5/1/2009	4,415,000
73,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 5/6/2009	73,400,000
8,920,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D) Weekly VRDNs (Clarian Health Obligated Group)/(Branch Banking & Trust Co. LOC), 0.410%, 5/6/2009	8,920,000
5,400,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 5/7/2009	5,400,000
7,725,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	7,725,000
10,730,000		Indiana Health Facility Financing Authority, (Series 2003) Weekly VRDNs (Major Hospital Board of Trustees)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 5/7/2009	10,730,000
22,000,000		Indiana Health Facility Financing Authority, (Series 2003E-6), 0.60% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2010	22,000,000
18,400,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/7/2009	18,400,000
25,985,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 1.380%, 5/7/2009	25,985,000
10,900,000		Indiana State Finance Authority (Health System Bonds), (Series 2008B) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/7/2009	10,900,000
11,500,000		Indiana State Finance Authority (Health System Bonds), (Series 2008D) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	11,500,000
11,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008E) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	11,000,000
5,370,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.580%, 5/7/2009	5,370,000
3,720,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.580%, 5/7/2009	3,720,000
6,345,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.580%, 5/7/2009	6,345,000
15,045,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Retirement Living, Inc.)/ (Branch Banking & Trust Co. LOC), 0.480%, 5/7/2009	15,045,000
18,235,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, PUTTERs (Series 2788) Weekly VRDNs (Indianapolis, IN Waterworks Department)/(J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.560%, 5/7/2009	18,235,000
29,700,000		Indianapolis, IN MFH, (Series 2007: Lake Nora & Fox Club Projects) Weekly VRDNs (FARH-Fox Lake Affordable Housing, Inc.)/(FNMA LOC), 0.410%, 5/7/2009	29,700,000
23,215,000		Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.130%, 5/7/2009	23,215,000
80,680,000		Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 5/1/2009	80,680,000
1,765,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 1.700%, 5/6/2009	1,765,000
6,695,000		Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 2.630%, 5/7/2009	6,695,000
		TOTAL	401,145,000
		Iowa--0.8%
13,845,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.660%, 5/7/2009	13,845,000
8,965,000		Iowa Finance Authority, (Subseries 2005A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 0.500%, 5/6/2009	8,965,000
44,790,000		Iowa Finance Authority, (Subseries 2005A-2) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/6/2009	44,790,000
22,000,000		Iowa Finance Authority, (Subseries 2008A-1) Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 0.500%, 5/6/2009	22,000,000
34,500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/ (Northern Trust Co., Chicago, IL LOC), 0.450%, 5/7/2009	34,500,000
		TOTAL	124,100,000
		Kansas--0.4%
15,000,000		Olathe, KS, 2.50% BANs, 12/1/2009	15,000,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.550%, 5/7/2009	10,195,000
33,750,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2009-IV), 1.00% BANs, 3/1/2010	33,763,751
		TOTAL	58,958,751
		Kentucky--1.3%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/ (JPMorgan Chase Bank, N.A. LOC), 0.690%, 5/7/2009	20,080,000
4,961,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	4,961,000
6,100,000		Jefferson County, KY, (Series 1997) Weekly VRDNs (Kosmos Cement Co. Partnership)/ (Wachovia Bank N.A. LOC), 0.670%, 5/7/2009	6,100,000
28,485,000		Kentucky Turnpike Authority, (1985 Series A), 6.00% Bonds (FSA INS), 7/1/2009	28,485,000
36,300,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003A) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 5/1/2009	36,300,000
74,925,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2003B) Daily VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 5/1/2009	74,925,000
6,650,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.550%, 5/7/2009	6,650,000
16,720,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.630%, 5/7/2009	16,720,000
4,970,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.520%, 5/1/2009	4,970,000
		TOTAL	199,191,000
		Louisiana--2.5%
80,000,000		Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(SunTrust Bank LOC), 1.500%, 5/6/2009	80,000,000
41,410,000		Jefferson Parish, LA Hospital Service District No. 1, (Series A), 5.85% Bonds (United States Treasury PRF 1/1/2010@100), 1/1/2034	42,687,917
7,200,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001) Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 1.550%, 5/6/2009	7,200,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 3.000%, 5/6/2009	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 3.000%, 5/6/2009	3,350,000
10,725,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 1.030%, 5/7/2009	10,725,000
2,900,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.500%, 5/1/2009	2,900,000
40,000,000		Louisiana Public Facilities Authority, (Series 2004) Weekly VRDNs (Tiger Athletic Foundation)/(Regions Bank, Alabama LOC), 1.100%, 5/7/2009	40,000,000
8,600,000		Louisiana Public Facilities Authority, (Series 2008A) Weekly VRDNs (CommCare Corporation)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	8,600,000
7,900,000		Louisiana Public Facilities Authority, (Series 2008D-1) Weekly VRDNs (Christus Health System)/(Bank of Nova Scotia, Toronto LOC), 0.420%, 5/6/2009	7,900,000
21,905,000	[3,4]	Louisiana Public Facilities Authority, ROCs (Series 11279) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.920%, 5/7/2009	21,905,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.920%, 5/7/2009	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008--6C) Weekly VRDNs (FSA INS)/ (Wells Fargo Bank, N.A. LIQ), 0.640%, 5/7/2009	37,830,000
14,200,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(SunTrust Bank LOC), 1.500%, 5/6/2009	14,200,000
10,000,000		St. Tammany Parish Development District, LA, (Series 2008A) Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 0.930%, 5/7/2009	10,000,000
		TOTAL	372,297,917
		Maine--0.1%
5,645,000		Maine Finance Authority, (Series 2008) Weekly VRDNs (Council of International Study Programs, Inc.)/(RBS Citizens Bank N.A. LOC), 3.250%, 5/7/2009	5,645,000
3,400,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.510%, 5/7/2009	3,400,000
		TOTAL	9,045,000
		Maryland--1.5%
15,355,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986) Weekly VRDNs (Baltimore Capital Acquisition)/(GTD by Bayerische Landesbank LOC), 0.530%, 5/6/2009	15,355,000
2,140,000		Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.570%, 5/1/2009	2,140,000
5,000,000		Baltimore County, MD, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.550%, 5/7/2009	5,000,000
8,510,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	8,510,000
5,775,000		Easton, MD Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/ (Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	5,775,000
4,240,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 5/5/2009	4,240,000
555,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.670%, 5/1/2009	555,000
2,770,000		Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/ (SunTrust Bank LOC), 1.450%, 5/6/2009	2,770,000
2,900,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	2,900,000
1,925,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	1,925,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B) Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 0.500%, 5/1/2009	2,185,000
1,100,000		Maryland State Economic Development Corp., (Series 2008B) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/1/2009	1,100,000
3,580,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	3,580,000
1,482,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 5/5/2009	1,482,000
6,050,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.690%, 5/6/2009	6,050,000
7,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 1.450%, 5/6/2009	7,300,000
735,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	735,000
23,655,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.900%, 5/1/2009	23,655,000
6,935,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004A) Weekly VRDNs (Shore Health System)/(SunTrust Bank LOC), 1.500%, 5/7/2009	6,935,000
17,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Gilman School, Inc.)/(SunTrust Bank LOC), 1.450%, 5/6/2009	17,000,000
12,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	12,000,000
2,620,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007) Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 0.500%, 5/1/2009	2,620,000
6,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Boys' Latin School of Maryland, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	6,000,000
5,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008) Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	5,000,000
2,615,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005) Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 0.500%, 5/1/2009	2,615,000
5,915,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 5/6/2009	5,915,000
3,300,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College, Inc.)/ (Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	3,300,000
10,635,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.570%, 5/1/2009	10,635,000
16,995,000		Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	16,995,000
17,000,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	17,000,000
3,335,000		Montgomery County, MD Housing Opportunities Commission, (Series 2008-A) Weekly VRDNs (PNC Bank, N.A. LOC), 0.480%, 5/7/2009	3,335,000
3,900,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B) Daily VRDNs (Dexia Credit Local LIQ), 0.500%, 5/1/2009	3,900,000
3,950,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 5/1/2009	3,950,000
9,980,000		Westminster, MD Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	9,980,000
		TOTAL	222,437,000
		Massachusetts--2.4%
5,000,000		Beverly, MA, 1.50% BANs, 10/21/2009	5,021,261
4,600,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit Local LIQ), 0.900%, 5/1/2009	4,600,000
10,000,000		Massachusetts Development Finance Agency, (Series U-1) Weekly VRDNs (Boston University)/(Bank of Nova Scotia, Toronto LOC), 0.300%, 5/7/2009	10,000,000
15,000,000		Massachusetts Development Finance Agency, (Series U-5B) Daily VRDNs (Boston University)/(RBS Citizens Bank N.A. LOC), 0.950%, 5/1/2009	15,000,000
27,300,000		Massachusetts HEFA, (Series 1985H) Weekly VRDNs (Boston University)/(State Street Bank and Trust Co. LOC), 0.400%, 5/6/2009	27,300,000
29,390,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.520%, 5/7/2009	29,390,000
15,170,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.430%, 5/6/2009	15,170,000
2,690,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.430%, 5/6/2009	2,690,000
22,810,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 5/7/2009	22,810,000
20,000,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/7/2009	20,000,000
2,445,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/7/2009	2,445,000
7,500,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 5/7/2009	7,500,000
42,765,000		Massachusetts HEFA, (Series C 2008) Weekly VRDNs (Southcoast Health System Obligated Group)/(Bank of America N.A. LOC), 0.450%, 5/7/2009	42,765,000
5,320,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	5,320,000
4,550,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 4.000%, 5/7/2009	4,550,000
19,200,000		Massachusetts School Building Authority, (Series A), 0.40% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 5/5/2009	19,200,000
6,290,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/7/2009	6,290,000
7,140,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/6/2009	7,140,000
20,200,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.620%, 5/6/2009	20,200,000
2,305,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 5/7/2009	2,305,000
26,320,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.000%, 5/7/2009	26,320,000
15,252,874		New Bedford, MA, 2.00% BANs, 2/12/2010	15,395,626
46,500,000		Quincy, MA, 1.50% BANs, 1/29/2010	46,793,648
		TOTAL	358,205,535
		Michigan--3.5%
6,700,000		Board of Trustees of Grand Valley State University, MI, (Series 2008-B) Weekly VRDNs (RBS Citizens Bank N.A. LOC), 3.000%, 5/7/2009	6,700,000
15,000,000	[3,4]	Detroit, MI Sewage Disposal System, Eagles (Series 2006-0127) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.930%, 5/7/2009	15,000,000
4,995,000	[3,4]	Detroit, MI Water Supply System, (PT-3903) Weekly VRDNs (Assured Guaranty Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.890%, 5/7/2009	4,995,000
10,705,000	[3,4]	Grand Rapids & Kent County, MI Joint Building Authority, (Series 2001-JPMC7) Weekly VRDNs (Kent County, MI)/(J.P. Morgan Chase & Co. LIQ), 0.430%, 5/6/2009	10,705,000
6,550,000		Grand Rapids, MI EDR Weekly VRDNs (Cornerstone University)/(National City Bank LOC), 0.480%, 5/7/2009	6,550,000
7,100,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 1.130%, 5/7/2009	7,100,000
8,250,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.520%, 5/7/2009	8,250,000
10,250,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.520%, 5/7/2009	10,250,000
7,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.730%, 5/7/2009	7,000,000
57,620,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 1.100%, 5/6/2009	57,620,000
44,585,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 5/7/2009	44,585,000
3,075,000		Michigan Higher Education Facilities Authority, (Series 2007) Daily VRDNs (University of Detroit Mercy)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/1/2009	3,075,000
3,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	3,600,000
48,800,000		Michigan Higher Education Facilities Authority, (Series 2008A) Weekly VRDNs (Thomas M Cooley Law School)/(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	48,800,000
35,000,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(RBS Citizens Bank N.A. LOC), 2.970%, 5/7/2009	35,000,000
10,000,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, 3.00% BANs, 7/15/2009	10,043,493
3,500,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.470%, 5/7/2009	3,500,000
925,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.700%, 5/1/2009	925,000
87,450,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2009	87,450,000
17,100,000		Michigan State Hospital Finance Authority, (Series 2008B) Weekly VRDNs (McLaren Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2009	17,100,000
12,360,000		Michigan State Hospital Financial Authority, (Series 2006C) Weekly VRDNs (Henry Ford Health System, MI)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/6/2009	12,360,000
5,180,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.550%, 5/7/2009	5,180,000
17,650,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/ (Comerica Bank LOC), 0.550%, 5/1/2009	17,650,000
1,580,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 1.130%, 5/7/2009	1,580,000
75,000,000		Michigan State, 3.00% RANs, 9/30/2009	75,291,570
8,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/6/2009	8,700,000
1,400,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	1,400,000
11,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/ (Bank of America N.A. LOC), 0.520%, 5/7/2009	11,000,000
4,000,000		Michigan Strategic Fund, Revenue Bond Weekly VRDNs (Detroit Edison, Co.)/(Bank of Nova Scotia, Toronto LOC), 0.550%, 5/6/2009	4,000,000
3,995,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	3,995,000
		TOTAL	529,405,063
		Minnesota--1.6%
1,975,000		Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 1.130%, 5/7/2009	1,975,000
5,000,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.500%, 5/7/2009	5,000,000
4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	4,550,000
5,800,000		Minneapolis, MN Health Care System, (Series 2008C) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/6/2009	5,800,000
2,300,000		Minneapolis, MN Health Care System, (Series 2008D) Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.440%, 5/6/2009	2,300,000
3,386,000		Minneapolis, MN, (Series 2001) Daily VRDNs (Minnehaha Academy)/(U.S. Bank, N.A. LOC), 0.420%, 5/1/2009	3,386,000
8,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.550%, 5/7/2009	8,000,000
11,600,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A - Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.470%, 5/1/2009	11,600,000
14,000,000		Minneapolis/St. Paul, MN Housing Finance Board, (Series 2009B), 1.25% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 4/1/2010	14,000,000
1,935,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.500%, 5/7/2009	1,935,000
3,245,000		Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.500%, 5/7/2009	3,245,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 0.510%, 5/7/2009	4,100,000
3,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.500%, 5/7/2009	3,560,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.620%, 5/1/2009	3,575,000
5,085,000		Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/7/2009	5,085,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series D), 0.70% TOBs (Mayo Clinic), Mandatory Tender 4/1/2010	10,000,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series E), 1.68% TOBs (Mayo Clinic), Mandatory Tender 3/7/2009	10,000,000
9,600,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 0.520%, 5/7/2009	9,600,000
28,500,000		Southern Minnesota Municipal Power Agency, 0.70% CP, Mandatory Tender 6/11/2009	28,500,000
3,000,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 5/7/2009	3,000,000
17,220,000		St. Cloud, MN, (Series 2008B) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.530%, 5/7/2009	17,220,000
16,635,000		St. Cloud, MN, (Series 2008C) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.520%, 5/7/2009	16,635,000
4,000,000		St. Louis Park, MN, (Series 2003) Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 0.500%, 5/7/2009	4,000,000
4,100,000		St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 0.650%, 5/6/2009	4,100,000
2,115,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H) Weekly VRDNs (Dexia Credit Local LOC), 3.000%, 5/6/2009	2,115,000
6,400,000		University of Minnesota, (Series 1999A) Weekly VRDNs, 0.300%, 5/6/2009	6,400,000
53,825,000		University of Minnesota, (Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 5/6/2009	53,825,000
		TOTAL	243,506,000
		Mississippi--0.5%
30,745,000		Mississippi Business Finance Corp., (Series 2006) Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 1.040%, 5/1/2009	30,745,000
14,250,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Gulf Ship, LLC)/(Regions Bank, Alabama LOC), 1.030%, 5/7/2009	14,250,000
11,850,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/ (Regions Bank, Alabama LOC), 0.980%, 5/7/2009	11,850,000
7,340,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/ (Regions Bank, Alabama LOC), 1.030%, 5/7/2009	7,340,000
7,200,000		Mississippi Development Bank, (Series 2008) Weekly VRDNs (Mississippi Convention Center)/(Regions Bank, Alabama LOC), 0.930%, 5/7/2009	7,200,000
6,210,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.550%, 5/7/2009	6,210,000
		TOTAL	77,595,000
		Missouri--1.5%
11,650,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.500%, 5/6/2009	11,650,000
9,250,000		Missouri State HEFA, (Series 2003C-1), 0.56% TOBs (Ascension Health Credit Group), Mandatory Tender 5/4/2010	9,250,000
7,500,000		Missouri State HEFA, (Series 2005C-2) Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	7,500,000
47,565,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/ (Citibank NA, New York LIQ), 1.100%, 5/6/2009	47,565,000
6,500,000		Missouri State HEFA, (Series 2005D-1) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.300%, 5/6/2009	6,500,000
12,400,000		Missouri State HEFA, (Series 2005D-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.300%, 5/6/2009	12,400,000
55,000,000		Missouri State HEFA, (Series 2008-D) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Royal Bank of Canada, Montreal LIQ), 0.480%, 5/7/2009	55,000,000
16,700,000		Missouri State HEFA, (Series 2008-F) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(JPMorgan Chase Bank, N.A. LIQ), 0.480%, 5/6/2009	16,700,000
16,700,000		Missouri State HEFA, (Series 2008-H) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Northern Trust Co., Chicago, IL LIQ), 0.460%, 5/6/2009	16,700,000
9,000,000		Missouri State HEFA, (Series C-4), 3.50% TOBs (Ascension Health Credit Group), Mandatory Tender 11/15/2009	9,128,694
20,000,000		Missouri State HEFA, (Subseries 2005A-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/ (Dexia Credit Local LIQ), 2.300%, 5/6/2009	20,000,000
7,400,000		Missouri State HEFA, 2008 A Weekly VRDNs (Children's Mercy Hospital)/(UBS AG LOC), 0.500%, 5/6/2009	7,400,000
6,000,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/ (U.S. Bank, N.A. LOC), 0.410%, 5/7/2009	6,000,000
		TOTAL	225,793,694
		Multi State--0.1%
11,310,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2007-50) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.680%, 5/7/2009	11,310,000
3,485,000		Dallas County, AL Housing Development Corp., (Series 1999: Jim Manor Garden Homes) Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 0.750%, 5/1/2009	3,485,000
2,845,000	[3,4]	Delaware River Port Authority Revenue, (SGA 89) Daily VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.700%, 5/1/2009	2,845,000
		TOTAL	17,640,000
		Nevada--0.8%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.550%, 5/6/2009	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.550%, 5/6/2009	26,700,000
14,350,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.550%, 5/7/2009	14,350,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.630%, 5/7/2009	28,500,000
13,500,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.500%, 5/7/2009	13,500,000
21,400,000		Reno, NV Hospital Revenue Bonds, (Series 2008B) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank of California, N.A. LOC), 0.450%, 5/6/2009	21,400,000
6,000,000		Reno, NV Hospital Revenue Bonds, (Series 2009B) Weekly VRDNs (Renown Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/6/2009	6,000,000
		TOTAL	116,950,000
		New Hampshire--0.2%
24,405,000		New Hampshire HEFA, (Series 2008) Weekly VRDNs (LRGHealthcare)/(RBS Citizens Bank N.A. LOC), 3.500%, 5/7/2009	24,405,000
5,000,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002) Weekly VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/6/2009	5,000,000
		TOTAL	29,405,000
		New Jersey--1.5%
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/(Series 2007-20) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.680%, 5/7/2009	21,000,000
4,200,000		Mercer County, NJ, 2.25% BANs, 1/14/2010	4,240,605
10,537,000		Montclair Township, NJ, 2.50% BANs, 12/18/2009	10,605,954
4,600,000		Montclair Township, NJ, Temporary Notes, 2.50% BANs, 12/18/2009	4,630,102
13,200,000		New Jersey EDA, (Series 2008B) Weekly VRDNs (Crane's Mill)/(TD Banknorth N.A. LOC), 0.480%, 5/7/2009	13,200,000
11,745,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 0.420%, 5/7/2009	11,745,000
5,075,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.500%, 5/7/2009	5,075,000
1,800,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.380%, 5/7/2009	1,800,000
88,600,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.460%, 5/7/2009	88,600,000
8,300,000		Paramus, NJ, 1.50% BANs, 4/15/2010	8,355,077
13,642,000		Passaic County, NJ, 2.25% BANs, 5/13/2009	13,643,097
8,886,113		Roxbury Township, NJ, 2.50% BANs, 12/4/2009	8,911,965
5,000,000		Sea Isle City, NJ, 2.50% BANs, 12/10/2009	5,011,944
35,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	35,047,483
		TOTAL	231,866,227
		New Mexico--0.1%
4,591,000		Albuquerque, NM Airport, (Series B), 0.75% CP (Bank of New York LOC), Mandatory Tender 1/14/2010	4,591,000
4,965,000	[3,4]	University of New Mexico, PUTTERs (Series 3050) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	4,965,000
		TOTAL	9,556,000
		New York--4.0%
12,350,000	[3,4]	Erie County, NY IDA, (PUTTERs Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	12,350,000
3,875,000		Islip, NY Union Free School District, 2.50% TANs, 6/26/2009	3,879,690
65,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.430%, 5/6/2009	65,750,000
34,200,000		New York City Housing Development Corp., (Series 2005A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 0.180%, 5/6/2009	34,200,000
37,000,000		New York City Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.310%, 5/6/2009	37,000,000
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 3.000%, 5/6/2009	32,420,000
10,250,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 5/7/2009	10,250,000
19,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.550%, 5/6/2009	19,500,000
28,160,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-1) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LIQs), 0.360%, 5/1/2009	28,160,000
4,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 1.000%, 5/1/2009	4,000,000
7,350,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 1.000%, 5/1/2009	7,350,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 10289) Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 1.090%, 5/7/2009	17,325,000
350,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 5/6/2009	350,000
32,015,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.380%, 5/6/2009	32,015,000
7,000,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.600%, 5/1/2009	7,000,000
20,200,000		New York City, NY, (Fiscal 2006 Series E-3) Weekly VRDNs (Bank of America N.A. LOC), 0.420%, 5/7/2009	20,200,000
1,695,000		New York City, NY, (Fiscal 2006 Series H-1) Daily VRDNs (Dexia Credit Local LOC), 1.000%, 5/1/2009	1,695,000
28,000,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 1.520%, 5/7/2009	28,000,000
33,000,000		New York State Dormitory Authority, (Series 2006A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 0.180%, 5/6/2009	33,000,000
40,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America N.A. LOC), 0.400%, 5/6/2009	40,000,000
65,500,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C) Weekly VRDNs (City University of New York)/(Bank of America N.A. LOC), 0.380%, 5/7/2009	65,500,000
15,000,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008D) Weekly VRDNs (City University of New York)/(TD Banknorth N.A. LOC), 0.440%, 5/7/2009	15,000,000
12,900,000		New York State HFA, 505 West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.430%, 5/6/2009	12,900,000
4,200,000		New York State HFA, West 37th Street Housing Revenue Bonds Series 2009A) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.380%, 5/6/2009	4,200,000
20,685,000		New York State Local Government Assistance Corp., (Subordinate Series 2008B-7V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/6/2009	20,685,000
21,900,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.280%, 5/7/2009	21,900,000
14,000,000		Oswego, NY City School District, 2.50% BANs, 8/14/2009	14,025,685
8,700,000		Tonawanda Town, NY, 2.50% BANs, 9/9/2009	8,723,013
10,925,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 1.600%, 5/6/2009	10,925,000
		TOTAL	608,303,388
		North Carolina--2.5%
132,450,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.470%, 5/7/2009	132,450,000
3,873,000		Charlotte, NC, (Series 2005), 1.10% CP, Mandatory Tender 6/4/2009	3,873,000
21,000,000		Charlotte, NC, (Series 2005), 1.25% CP, Mandatory Tender 6/4/2009	21,000,000
38,135,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 5/7/2009	38,135,000
9,540,000		Mecklenburg County, NC, (2006 Mecklenburg County) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.480%, 5/7/2009	9,540,000
10,000,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.470%, 5/7/2009	10,000,000
10,595,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.570%, 5/6/2009	10,595,000
21,735,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.450%, 5/7/2009	21,735,000
28,250,000		North Carolina Medical Care Commission, (Series 2003B) Weekly VRDNs (CaroMont Health)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	28,250,000
5,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	5,000,000
4,905,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	4,905,000
2,000,000		North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	2,000,000
2,100,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	2,100,000
7,400,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (North Carolina Baptist)/(RBC Bank (USA) LIQ), 0.580%, 5/7/2009	7,400,000
9,400,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	9,400,000
6,700,000		North Carolina Medical Care Commission, (Series 2009C) Weekly VRDNs (North Carolina Baptist)/(Branch Banking & Trust Co. LIQ), 0.580%, 5/7/2009	6,700,000
12,320,000		North Carolina Medical Care Commission, Revenue Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)/(Branch Banking & Trust Co. LIQ), 0.500%, 5/7/2009	12,320,000
4,600,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	4,600,000
21,500,000		North Carolina State, (Series 2002F) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.360%, 5/6/2009	21,500,000
7,000,000		Union County, NC, (Series 2004A) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.440%, 5/7/2009	7,000,000
5,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	5,040,489
11,400,000		Winston-Salem, NC Water & Sewer System, (Series 2002C) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.490%, 5/6/2009	11,400,000
		TOTAL	374,943,489
		Ohio--5.6%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.650%, 5/7/2009	3,125,000
9,650,000		Ashland County, OH, (Series 2005) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.130%, 5/7/2009	9,650,000
2,800,000		Avon, OH, 1.30% BANs, 5/12/2010	2,812,432
9,805,000		Beavercreek, OH Local School District, 2.00% BANs, 8/18/2009	9,844,721
43,475,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.590%, 5/1/2009	43,475,000
8,000,000		Butler County, OH, 2.25% BANs, 8/6/2009	8,010,446
10,685,000	[3,4]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/ (Societe Generale, Paris LIQ), 0.730%, 5/6/2009	10,685,000
1,925,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.500%, 5/7/2009	1,925,000
8,500,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.480%, 5/7/2009	8,500,000
7,480,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 5/7/2009	7,480,000
8,000,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 5/7/2009	8,000,000
20,000,000		Columbus, OH City School District, (Series A), 2.00% BANs, 8/13/2009	20,074,400
14,000,000		Columbus, OH City School District, (Series B), 1.50% BANs, 12/16/2009	14,069,502
3,905,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 0.550%, 5/7/2009	3,905,000
5,000,000		Cuyahoga County, OH IDA, (Series A-1 Remarketing) Weekly VRDNs (University School)/ (Key Bank, N.A. LOC), 1.300%, 5/7/2009	5,000,000
3,900,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/ (Key Bank, N.A. LOC), 1.200%, 5/7/2009	3,900,000
4,860,000		Darke County, OH Weekly VRDNs (Brethren Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 3.130%, 5/7/2009	4,860,000
21,830,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	21,830,000
2,425,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.680%, 5/7/2009	2,425,000
9,480,000		Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	9,480,000
6,165,000		Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.500%, 5/7/2009	6,165,000
14,705,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 0.520%, 5/7/2009	14,705,000
8,520,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.650%, 5/7/2009	8,520,000
17,790,000		Franklin County, OH Hospital Facility Authority, (Series 2008C) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 5/7/2009	17,790,000
26,050,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 5/7/2009	26,050,000
8,865,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 5/7/2009	8,865,000
7,000,000		Franklin County, OH Hospital Facility Authority, (Series G) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.380%, 5/7/2009	7,000,000
5,505,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.510%, 5/7/2009	5,505,000
1,550,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007M) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 5/7/2009	1,550,000
4,615,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.510%, 5/7/2009	4,615,000
28,245,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.500%, 5/7/2009	28,245,000
20,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 3.500%, 5/7/2009	20,500,000
12,468,000		Hamilton, OH, 2.00% BANs, 9/10/2009	12,468,000
41,020,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 2.750%, 5/7/2009	41,020,000
8,820,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Key Bank, N.A. LOC), 1.200%, 5/7/2009	8,820,000
3,800,000		Hilliard, OH, (Series 2008), 2.25% BANs, 8/27/2009	3,806,036
15,000,000		Huber Heights, OH City School District, 2.00% BANs, 8/18/2009	15,038,122
10,625,000		Kent State University, OH Weekly VRDNs (Key Bank, N.A. LOC), 1.200%, 5/7/2009	10,625,000
15,555,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	15,555,000
34,720,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.480%, 5/7/2009	34,720,000
3,910,000		Louisville, OH, (Series 1999A) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.740%, 5/7/2009	3,910,000
4,260,000		Louisville, OH, (Series 1999B) Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 0.740%, 5/7/2009	4,260,000
7,000,000		Lucas County, OH HDA, (Series A) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.570%, 5/6/2009	7,000,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.730%, 5/7/2009	7,400,000
9,925,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 2.900%, 5/7/2009	9,925,000
8,315,000		Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	8,315,000
19,036,771		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	19,122,763
2,245,000		Middletown, OH Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 5/6/2009	2,245,000
33,895,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 0.640%, 5/7/2009	33,895,000
49,700,000	[3,4]	Montgomery County, OH Hospital Authority, (MT-567) Daily VRDNs (Kettering Medical Center)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.590%, 5/1/2009	49,700,000
12,000,000		Montgomery County, OH, (Series 2008C), 0.85% CP (Miami Valley Hospital), Mandatory Tender 5/13/2009	12,000,000
10,200,000		New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 1.170%, 5/7/2009	10,200,000
46,500,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 1.200%, 5/6/2009	46,500,000
4,800,000		Ohio State Higher Educational Facilities Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 2.000%, 5/7/2009	4,800,000
10,700,000		Ohio State Higher Educational Facilities, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/7/2009	10,700,000
6,255,000		Ohio State Higher Educational Facilities, Pooled Financing (Series 2003A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.500%, 5/7/2009	6,255,000
2,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.450%, 5/6/2009	2,650,000
13,000,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2006B) Daily VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.450%, 5/1/2009	13,000,000
4,030,000		Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.660%, 5/7/2009	4,030,000
9,345,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.430%, 5/6/2009	9,345,000
3,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	3,000,000
15,020,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.700%, 5/7/2009	15,020,000
5,070,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 2.630%, 5/7/2009	5,070,000
1,735,000		Summit County, OH, (Series 1996) Weekly VRDNs (United Disability Services, Inc.)/ (FirstMerit Bank, N.A. LOC), 0.760%, 5/7/2009	1,735,000
4,990,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	4,990,000
5,000,000		University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 0.520%, 5/7/2009	5,000,000
9,205,000		University of Cincinnati, OH, (Series E), 2.75% BANs, 7/21/2009	9,225,668
17,475,000		Vandalia Butler, OH City School District, 2.125% BANs, 6/4/2009	17,489,260
4,200,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 3.250%, 5/7/2009	4,200,000
20,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 5/1/2009	20,000,000
6,210,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 3.130%, 5/7/2009	6,210,000
		TOTAL	847,806,350
		Oklahoma--0.6%
1,400,000		Oklahoma Development Finance Authority, (Series 2001) Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 0.730%, 5/7/2009	1,400,000
7,575,000		Oklahoma Industries Authority, (Series 2005) Weekly VRDNs (Oklahoma Christian University)/(Bank of America N.A. LOC), 0.660%, 5/7/2009	7,575,000
6,500,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.550%, 5/7/2009	6,500,000
44,060,000		Oklahoma State Turnpike Authority, (Series 2006C) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.300%, 5/7/2009	44,060,000
17,610,000		Oklahoma State Turnpike Authority, (Series 2006D) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.410%, 5/7/2009	17,610,000
13,000,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/1/2009	13,000,000
		TOTAL	90,145,000
		Oregon--0.7%
15,000,000		Medford, OR Hospital Facilities Authority, (Series 2008) Weekly VRDNs (Asante Health System)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	15,000,000
70,000,000		Oregon State, (Series 2008A), 3.00% TANs, 6/30/2009	70,147,000
22,100,000		Oregon State, Veteran's Welfare Bonds (Series 73G) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/6/2009	22,100,000
		TOTAL	107,247,000
		Pennsylvania--8.0%
7,780,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village - Brethren Home Community)/(PNC Bank, N.A. LOC), 0.510%, 5/7/2009	7,780,000
7,480,000		Allegheny County, PA Hospital Development, (Series 2005A) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/7/2009	7,480,000
55,995,000	[3,4]	Allegheny County, PA Hospital Development, (Series MT-506) Daily VRDNs (University of Pittsburgh Medical Center)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.590%, 5/1/2009	55,995,000
9,810,000	[3,4]	Allegheny County, PA Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	9,810,000
4,300,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System )/(PNC Bank, N.A. LOC), 0.480%, 5/7/2009	4,300,000
4,800,000		Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/ (PNC Bank, N.A. LOC), 0.480%, 5/7/2009	4,800,000
14,925,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/7/2009	14,925,000
2,430,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 0.510%, 5/7/2009	2,430,000
13,150,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/ (Wachovia Bank N.A. LOC), 0.470%, 5/1/2009	13,150,000
2,600,000		Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.530%, 5/6/2009	2,600,000
15,000,000		Berks County, PA Municipal Authority, (Series 2009 A-1) Weekly VRDNs (Reading Hospital & Medical Center)/(Royal Bank of Canada, Montreal LIQ), 0.440%, 5/7/2009	15,000,000
28,000,000		Berks County, PA Municipal Authority, (Series 2009 A-2) Weekly VRDNs (Reading Hospital & Medical Center)/(Branch Banking & Trust Co. LIQ), 0.460%, 5/7/2009	28,000,000
6,100,000		Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.470%, 5/7/2009	6,100,000
10,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 5/7/2009	10,000,000
8,000,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (Nucor Corp.), 0.550%, 5/6/2009	8,000,000
8,965,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Banknorth N.A. LOC), 0.460%, 5/7/2009	8,965,000
8,850,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.400%, 5/7/2009	8,850,000
8,000,000		Chester County, PA IDA, (Series 2008A) Weekly VRDNs (University Student Housing LLC)/ (Citizens Bank of Pennsylvania LOC), 2.900%, 5/7/2009	8,000,000
23,700,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 3.100%, 5/6/2009	23,700,000
8,200,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/ (PNC Bank, N.A. LOC), 0.480%, 5/7/2009	8,200,000
6,000,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 0.650%, 5/7/2009	6,000,000
20,400,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.470%, 5/7/2009	20,400,000
2,690,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 1.600%, 5/7/2009	2,690,000
6,375,000		Dallastown Area School District, PA, (Series 2009) VRNs, 4/15/2010	6,429,477
18,685,000		Dauphin County, PA General Authority, (Series 2005) Weekly VRDNs (Pinnacle Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.680%, 5/6/2009	18,685,000
10,630,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/1/2009	10,630,000
4,500,000		Dauphin County, PA, (Series of 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.400%, 5/7/2009	4,500,000
5,950,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Banknorth N.A. LOC), 0.480%, 5/7/2009	5,950,000
21,095,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.540%, 5/7/2009	21,095,000
8,255,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 5/7/2009	8,255,000
20,570,000		Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 0.550%, 5/7/2009	20,570,000
10,680,000		Harveys Lake, PA General Municipal Authority, (Series 2008) Weekly VRDNs (Misericordia University)/(PNC Bank, N.A. LOC), 0.480%, 5/7/2009	10,680,000
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Banknorth N.A. LOC), 0.500%, 5/7/2009	4,000,000
6,000,000		Indiana County, PA IDA, (Series 2006) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/6/2009	6,000,000
16,700,000		Lancaster County, PA Hospital Authority, (Series of 2008) Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.370%, 5/1/2009	16,700,000
5,785,000		Lancaster County, PA, (Series 2003B) Weekly VRDNs (FSA INS)/(Fulton Bank LIQ), 1.100%, 5/7/2009	5,785,000
2,375,000		Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/ (Fulton Bank LOC), 0.970%, 5/6/2009	2,375,000
3,610,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	3,610,000
49,800,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.500%, 5/7/2009	49,800,000
5,000,000		Lower Merion, PA School District, (Series A of 2009) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.450%, 5/7/2009	5,000,000
4,300,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.450%, 5/7/2009	4,300,000
8,220,000		Luzerne County, PA Convention Center, (Series A of 1998) Weekly VRDNs (PNC Bank, N.A. LOC), 0.480%, 5/7/2009	8,220,000
21,360,000		Montgomery County, PA IDA, (Series 2005) Weekly VRDNs (Meadowood Corp.)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/7/2009	21,360,000
7,750,000		Montgomery County, PA IDA, PCR (2002 Series A) Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 0.500%, 5/6/2009	7,750,000
14,410,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.700%, 5/7/2009	14,410,000
1,100,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.720%, 5/6/2009	1,100,000
400,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.580%, 5/7/2009	400,000
6,500,000		Pennsylvania EDFA, (Series 2009A), 0.90% TOBs (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 7/1/2009	6,500,000
6,000,000		Pennsylvania EDFA, (Series 2009B), 1.25% TOBs (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 10/1/2009	6,000,000
6,000,000		Pennsylvania EDFA, (Series 2009C) Weekly VRDNs (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), 0.520%, 5/6/2009	6,000,000
12,875,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2009A) Weekly VRDNs (Sunoco, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 5/6/2009	12,875,000
8,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2009B) Weekly VRDNs (Sunoco, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/6/2009	8,000,000
5,670,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(National City Bank LOC), 0.480%, 5/7/2009	5,670,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.500%, 5/7/2009	4,000,000
12,815,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.500%, 5/6/2009	12,815,000
7,230,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.500%, 5/6/2009	7,230,000
75,450,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 5/7/2009	75,450,000
30,000,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008B) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.000%, 5/7/2009	30,000,000
20,000,000		Pennsylvania State Higher Education Facilities Authority, (2008 Series A) Weekly VRDNs (University of Pennsylvania Health System)/(Bank of America N.A. LOC), 0.400%, 5/6/2009	20,000,000
3,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 0.480%, 5/7/2009	3,500,000
3,440,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.550%, 5/7/2009	3,440,000
7,700,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.550%, 5/7/2009	7,700,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 0.480%, 5/7/2009	3,000,000
10,765,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.550%, 5/7/2009	10,765,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Banknorth N.A. LOC), 0.500%, 5/7/2009	3,000,000
11,500,000		Pennsylvania State Higher Education Facilities Authority, (Series B of 2008) Weekly VRDNs (St. Joseph's University)/(Citizens Bank of Pennsylvania LOC), 3.200%, 5/6/2009	11,500,000
7,700,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/7/2009	7,700,000
5,520,000		Pennsylvania State Higher Education Facilities Authority, (Series J1) Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 5/7/2009	5,520,000
9,700,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.650%, 5/7/2009	9,700,000
10,705,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Dexia Credit Local LIQ), 2.600%, 5/7/2009	10,705,000
20,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.500%, 5/7/2009	20,000,000
4,750,000		Pennsylvania State University, (Series 2002) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.380%, 5/7/2009	4,750,000
2,900,000		Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 0.480%, 5/7/2009	2,900,000
10,600,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 2.000%, 5/1/2009	10,600,000
4,075,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B) Weekly VRDNs (Philadelphia, PA)/(Bank of New York and JPMorgan Chase Bank, N.A. LOCs), 0.380%, 5/7/2009	4,075,000
20,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 3.000%, 5/7/2009	20,000,000
29,880,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 0.490%, 5/7/2009	29,880,000
2,430,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.630%, 5/7/2009	2,430,000
15,000,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.500%, 5/7/2009	15,000,000
3,500,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	3,500,000
35,000,000		Philadelphia, PA School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	35,000,000
29,900,000		Philadelphia, PA School District, (Series 2008 B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	29,900,000
67,500,000		Philadelphia, PA School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	67,500,000
5,000,000		Philadelphia, PA School District, (Series 2008 C-1) Weekly VRDNs (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.460%, 5/7/2009	5,000,000
7,795,000		Philadelphia, PA School District, (Series 2008 D-1) Weekly VRDNs (PNC Bank, N.A. LOC), 0.450%, 5/7/2009	7,795,000
40,450,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 3.100%, 5/6/2009	40,450,000
25,825,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 1.060%, 5/7/2009	25,825,000
13,850,000		Somerset County, PA, (Series 2008A) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 1.100%, 5/7/2009	13,850,000
6,720,000		Somerset County, PA, (Series 2008C) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 1.100%, 5/7/2009	6,720,000
20,000,000		South Fork Municipal Authority, PA, (Series B) Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS)/(PNC Bank, N.A. LIQ), 0.450%, 5/6/2009	20,000,000
2,500,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.570%, 5/1/2009	2,500,000
6,200,000		Southcentral PA, General Authority, (Series 2008B) Weekly VRDNs (Wellspan Health Obligated Group)/(Citizens Bank of Pennsylvania LOC), 3.500%, 5/6/2009	6,200,000
14,200,000		Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 5/6/2009	14,200,000
9,300,000		Southcentral PA, General Authority, (Series 2008D) Weekly VRDNs (Wellspan Health Obligated Group)/(SunTrust Bank LOC), 3.000%, 5/6/2009	9,300,000
3,790,000		Union County, PA Hospital Authority, (Series 2001) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.510%, 5/7/2009	3,790,000
10,000,000		Washington County, PA Hospital Authority, (Series 2008A) Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 0.480%, 5/7/2009	10,000,000
2,100,000		Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 0.480%, 5/7/2009	2,100,000
		TOTAL	1,219,114,477
		Puerto Rico--0.2%
30,465,000		Commonwealth of Puerto Rico, (Series 2009 A1), 3.00% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	30,565,747
		Rhode Island--0.5%
63,000,000		Rhode Island State and Providence Plantations, (Fiscal Year 2009 #R-1), 3.50% TANs, 6/30/2009	63,133,393
10,120,000		Tiverton, RI, (Series 2), 2.75% BANs, 7/2/2009	10,130,942
		TOTAL	73,264,335
		South Carolina--1.9%
19,595,000		Greenville, SC Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 1.450%, 5/7/2009	19,595,000
9,000,000		Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.500%, 5/7/2009	9,000,000
10,000,000		Lexington, SC Waterworks and Sewer System, (Series 2008), 2.25% BANs, 12/15/2009	10,004,622
38,100,000		South Carolina Jobs-EDA, (Series 2001) Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	38,100,000
4,700,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.550%, 5/7/2009	4,700,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 0.500%, 5/7/2009	9,110,000
8,410,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 1.500%, 5/7/2009	8,410,000
5,300,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/ (Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	5,300,000
4,700,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/ (Landesbank Baden-Wuerttemberg LOC), 0.500%, 5/6/2009	4,700,000
24,000,000	[3,4]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2009 AA), 2.25% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 7/15/2009	24,012,431
14,750,000	[3,4]	South Carolina State Public Service Authority, ROCs (Series 10288) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.380%, 5/7/2009	14,750,000
13,470,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.550%, 5/6/2009	13,470,000
91,010,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.410%, 5/6/2009	91,010,000
35,250,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.500%, 5/6/2009	35,250,000
		TOTAL	287,412,053
		South Dakota--0.1%
10,000,000		South Dakota Housing Development Authority, (2008 Series H), 2.50% Bonds, 1/4/2010	10,090,679
		Tennessee--2.3%
46,155,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.500%, 5/7/2009	46,155,000
5,500,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.490%, 5/6/2009	5,500,000
4,900,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/ (Branch Banking & Trust Co. LOC), 0.490%, 5/7/2009	4,900,000
7,400,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-1-A) Daily VRDNs (SunTrust Bank LOC), 1.200%, 5/1/2009	7,400,000
6,100,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 1.100%, 5/7/2009	6,100,000
4,100,000		Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 1.500%, 5/6/2009	4,100,000
11,335,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 5/7/2009	11,335,000
6,150,000		Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/ (SunTrust Bank LOC), 1.500%, 5/6/2009	6,150,000
2,440,000		Jackson, TN, 2.00% Bonds (Assured Guaranty Corp. INS), 3/1/2010	2,455,178
99,320,000		Johnson City, TN Health & Education Facilities Board, (Series 2007A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 0.950%, 5/6/2009	99,320,000
7,890,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000) Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 1.030%, 5/7/2009	7,890,000
10,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 1.300%, 5/1/2009	10,000,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.520%, 5/6/2009	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 0.530%, 5/6/2009	8,000,000
5,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 1.300%, 5/1/2009	5,000,000
8,450,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 3.330%, 5/7/2009	8,450,000
24,700,000		Memphis, TN, (Series 2009), 2.00% BANs, 5/18/2010	25,060,126
11,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (Lipscomb University)/(SunTrust Bank LOC), 1.500%, 5/6/2009	11,000,000
6,400,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 1.500%, 5/6/2009	6,400,000
4,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.560%, 5/6/2009	4,000,000
10,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	10,000,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.630%, 5/7/2009	7,225,000
13,200,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008) Weekly VRDNs (Briarcrest Christian School)/(Regions Bank, Alabama LOC), 0.930%, 5/7/2009	13,200,000
9,500,000		Springfield, TN Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 0.930%, 5/7/2009	9,500,000
22,300,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.480%, 5/7/2009	22,300,000
		TOTAL	345,740,304
		Texas--9.7%
9,680,000	[3,4]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.730%, 5/6/2009	9,680,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.630%, 5/7/2009	3,500,000
61,540,000	[3,4]	Brazos County, TX HFDC, (Series MT-483) Daily VRDNs (Franciscan Services Corporation)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.590%, 5/1/2009	61,540,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.570%, 5/7/2009	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2007-36) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.660%, 5/7/2009	24,150,000
8,650,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 1.130%, 5/7/2009	8,650,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 5/7/2009	4,465,000
11,500,000		El Paso, TX HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/ (JPMorgan Chase Bank, N.A. LOC), 0.580%, 5/7/2009	11,500,000
400,000		Grapevine, TX, IDC, (Series 1993) Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/7/2009	400,000
20,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C) Weekly VRDNs (Memorial Hermann Healthcare System)/(Wachovia Bank N.A. LOC), 0.480%, 5/7/2009	20,000,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/7/2009	7,500,000
3,625,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-3) Weekly VRDNs (Memorial Hermann Healthcare System)/(Compass Bank, Birmingham LOC), 0.330%, 5/6/2009	3,625,000
6,800,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/7/2009	6,800,000
44,700,000		Harris County, TX HFDC, (Series 2007B) Weekly VRDNs (Baylor College of Medicine)/ (JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/6/2009	44,700,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/ (Bank of America N.A. and Wachovia Bank N.A. LIQs), 0.480%, 5/7/2009	13,000,000
16,200,000		Harris County, TX HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 5/1/2009	16,200,000
57,500,000		Harris County, TX HFDC, (Subseries 2005 A-4) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 5/1/2009	57,500,000
6,200,000		Houston, TX Combined Utility System, (Series 2008A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.500%, 5/7/2009	6,200,000
9,880,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 1.130%, 5/7/2009	9,880,000
4,730,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.150%, 5/1/2009	4,730,000
5,300,000		Houston, TX, (Series E-1), 0.55% CP, Mandatory Tender 8/26/2009	5,300,000
21,495,000		Houston, TX, (Series H-2), 0.65% CP, Mandatory Tender 7/7/2009	21,495,000
8,945,000	[3,4]	Irving, TX ISD, (PT-3954) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.580%, 5/7/2009	8,945,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 10276) Weekly VRDNs (GTD by Texas PSFG Program)/(Citigroup Financial Products, Inc. LIQ), 1.100%, 5/7/2009	5,130,000
18,965,000	[3,4]	Longview, TX ISD, (STAGE Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.600%, 5/7/2009	18,965,000
19,255,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.580%, 5/7/2009	19,255,000
6,000,000		Northside, TX ISD, (Series A), 2.00% TOBs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), Mandatory Tender 8/1/2009	6,000,000
20,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.550%, 5/6/2009	20,000,000
28,000,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.550%, 5/6/2009	28,000,000
7,935,000	[3,4]	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 0.630%, 5/7/2009	7,935,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	25,000,000
23,675,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	23,675,000
37,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3) Weekly VRDNs (Christus Health System)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	37,000,000
13,465,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-5) Weekly VRDNs (Christus Health System)/(Compass Bank, Birmingham LOC), 0.450%, 5/6/2009	13,465,000
4,525,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008E) Weekly VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/6/2009	4,525,000
10,775,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008F) Weekly VRDNs (Texas Health Resources System)/(Compass Bank, Birmingham LIQ), 1.800%, 5/6/2009	10,775,000
30,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (MT-549) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.920%, 5/7/2009	30,000,000
93,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.300%, 5/7/2009	93,750,000
79,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.300%, 5/7/2009	79,500,000
104,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4282) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.300%, 5/7/2009	104,500,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 1.090%, 5/7/2009	36,000,000
160,405,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.), 1.090%, 5/7/2009	160,405,000
26,265,000		Texas Small Business IDC, (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC), 0.480%, 5/6/2009	26,265,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.640%, 5/7/2009	8,685,000
4,250,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2492) Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 5/7/2009	4,250,000
300,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	301,328,236
10,480,000	[3,4]	Texas Water Development Board, (Series 2008-C51), 2.00% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 7/15/2009	10,480,000
33,000,000		Travis County, TX HFDC, (Series 2008) Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 0.380%, 5/7/2009	33,000,000
		TOTAL	1,470,648,236
		Utah--0.6%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/6/2009	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.550%, 5/6/2009	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.480%, 5/6/2009	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.560%, 5/7/2009	47,500,000
9,195,000	[3,4]	Utah State Transit Authority, PUTTERs (Series 2833) Weekly VRDNs (Assured Guaranty Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 0.780%, 5/7/2009	9,195,000
		TOTAL	90,910,000
		Vermont--0.1%
8,555,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	8,555,000
7,815,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.600%, 5/1/2009	7,815,000
		TOTAL	16,370,000
		Virginia--3.1%
8,105,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 1.500%, 5/6/2009	8,105,000
8,260,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.630%, 5/7/2009	8,260,000
22,630,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.630%, 5/7/2009	22,630,000
10,500,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.460%, 5/7/2009	10,500,000
15,040,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.900%, 5/6/2009	15,040,000
4,300,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 1.500%, 5/7/2009	4,300,000
10,975,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC), 1.500%, 5/6/2009	10,975,000
22,420,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 0.420%, 5/6/2009	22,420,000
9,760,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 0.410%, 5/6/2009	9,760,000
20,000,000		Fairfax County, VA IDA, (Series 2009B-1), 0.55% TOBs (Inova Health System), Mandatory Tender 3/8/2010	20,000,000
23,393,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.500%, 5/7/2009	23,393,000
4,250,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	4,250,000
4,700,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/ (Landesbank Baden-Wuerttemberg LOC), 0.500%, 5/6/2009	4,700,000
1,880,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/ (U.S. Bank, N.A. LOC), 0.400%, 5/6/2009	1,880,000
4,375,000		Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 1.550%, 5/6/2009	4,375,000
8,700,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	8,700,000
6,830,000		Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/ (Landesbank Baden-Wuerttemberg LOC), 0.500%, 5/6/2009	6,830,000
5,665,000		Loudoun County, VA IDA, (Series 2008) Weekly VRDNs (Loudoun Country Day School)/ (PNC Bank, N.A. LOC), 0.430%, 5/7/2009	5,665,000
9,945,000		Lynchburg, VA IDA, (Series 2004 A) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 1.500%, 5/7/2009	9,945,000
8,900,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.440%, 5/7/2009	8,900,000
3,950,000		Lynchburg, VA IDA, (Series 2004 F) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.440%, 5/7/2009	3,950,000
21,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.500%, 5/6/2009	21,000,000
21,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.500%, 5/6/2009	21,000,000
6,485,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/ (SunTrust Bank LIQ), 1.500%, 5/6/2009	6,485,000
6,215,000		Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/ (Landesbank Baden-Wuerttemberg LOC), 0.500%, 5/6/2009	6,215,000
4,750,000		Norfolk, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America N.A. LOC), 0.500%, 5/6/2009	4,750,000
13,700,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.700%, 5/6/2009	13,700,000
26,020,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.500%, 5/1/2009	26,020,000
15,785,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.450%, 5/1/2009	15,785,000
13,500,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(Wachovia Bank N.A. LIQ), 0.450%, 5/1/2009	13,500,000
10,550,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(Wachovia Bank N.A. LIQ), 0.450%, 5/1/2009	10,550,000
47,775,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(SunTrust Bank LIQ), 1.200%, 5/1/2009	47,775,000
42,200,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(SunTrust Bank LIQ), 1.200%, 5/1/2009	42,200,000
5,295,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/ (Branch Banking & Trust Co. LOC), 0.510%, 5/7/2009	5,295,000
3,545,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/ (SunTrust Bank LOC), 1.500%, 5/6/2009	3,545,000
5,270,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 1.550%, 5/6/2009	5,270,000
12,420,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 1.500%, 5/7/2009	12,420,000
6,000,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Children's Hospital of the King's Daughters, Inc.)/(Wachovia Bank N.A. LOC), 0.470%, 5/7/2009	6,000,000
		TOTAL	476,088,000
		Washington--1.3%
55,000,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/6/2009	55,000,000
5,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 0.550%, 5/7/2009	5,000,000
12,580,000	[3,4]	King County, WA Sewer System, ROCs (Series 10279) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 2.030%, 5/7/2009	12,580,000
3,400,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/ (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.510%, 5/7/2009	3,400,000
10,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2008A), 3.75% BANs, 8/5/2009	10,037,591
23,280,000		Snohomish County, WA Public Utility District No. 001, (Series 2009A), 2.00% BANs, 5/26/2010	23,628,967
5,400,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (PeaceHealth)/(Wells Fargo Bank, N.A. LOC), 0.400%, 5/7/2009	5,400,000
7,000,000		Washington State Health Care Facilities Authority, (Series 2008B) Weekly VRDNs (Southwest Washington Medical Center)/(Bank of America N.A. LOC), 0.600%, 5/7/2009	7,000,000
12,000,000		Washington State Health Care Facilities Authority, (Series 2009B) Weekly VRDNs (Swedish Health Services)/(U.S. Bank, N.A. LOC), 0.400%, 5/7/2009	12,000,000
17,400,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 1.520%, 5/7/2009	17,400,000
26,200,000		Washington State Housing Finance Commission, (Series 2003) Daily VRDNs (Emerald Heights)/(Bank of America N.A. LOC), 0.650%, 5/1/2009	26,200,000
6,225,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 1.200%, 5/7/2009	6,225,000
16,000,000		Washington State Housing Finance Commission, (Series 2008) Weekly VRDNs (Panorama)/ (Key Bank, N.A. LOC), 1.200%, 5/7/2009	16,000,000
1,625,000		Washington State School Districts, 4.00% Bonds (GTD by Washington State), 12/1/2009	1,652,018
		TOTAL	201,523,576
		West Virginia--0.3%
27,245,000		Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 0.930%, 5/7/2009	27,245,000
10,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.460%, 5/7/2009	10,000,000
7,600,000		West Virginia State Hospital Finance Authority, (Series A) Weekly VRDNs (West Virginia United Health System)/(Branch Banking & Trust Co. LOC), 0.460%, 5/7/2009	7,600,000
		TOTAL	44,845,000
		Wisconsin--3.7%
15,000,000		Appleton, WI Redevelopment Authority, (Series 2001B) Weekly VRDNs (Fox Cities Performing Arts Center)/(JPMorgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 3.750%, 5/6/2009	15,000,000
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.730%, 5/7/2009	22,000,000
3,400,000		Glendale River Hills School District, WI, 2.50% TRANs, 8/19/2009	3,405,521
18,000,000		Oak Creek, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 1.450%, 5/7/2009	18,000,000
9,100,000		Pleasant Prairie, WI, (Series 2004) Weekly VRDNs (Wisconsin Electric Power Co.)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/6/2009	9,100,000
38,000,000		Racine County, WI School District, 2.25% TRANs, 7/10/2009	38,039,509
19,450,000		Sun Prairie, WI Area School District, 2.00% BANs, 3/1/2010	19,645,872
43,450,000		University of Wisconsin Hospital and Clinics Authority, (Series 2009B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.400%, 5/7/2009	43,450,000
20,000,000		Wisconsin School Districts, 3.00% TRANs (U.S. Bank, N.A. LOC), 10/30/2009	20,127,879
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.500%, 5/7/2009	23,165,000
10,075,000	[3,4]	Wisconsin State HEFA, (MT-318) Weekly VRDNs (Aurora Medical Group)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.590%, 5/7/2009	10,075,000
12,000,000		Wisconsin State HEFA, (Series 1998B) Weekly VRDNs (Wausau Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.500%, 5/6/2009	12,000,000
22,350,000		Wisconsin State HEFA, (Series 2002) Daily VRDNs (Meritoer Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.520%, 5/1/2009	22,350,000
21,000,000		Wisconsin State HEFA, (Series 2005) Daily VRDNs (National Regency of New Berlin, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC), 3.520%, 5/1/2009	21,000,000
495,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.000%, 5/7/2009	495,000
6,185,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/6/2009	6,185,000
17,675,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (Attic Angel Obligated Group)/ (Marshall & Ilsley Bank, Milwaukee LOC), 4.000%, 5/7/2009	17,675,000
24,850,000		Wisconsin State HEFA, (Series 2006A) Daily VRDNs (Aurora Health Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.000%, 5/1/2009	24,850,000
49,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic, WI)/(Marshall & Ilsley Bank, Milwaukee LOC), 4.000%, 5/7/2009	49,500,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/ (FSA INS)/(Harris, N.A. LIQ), 0.500%, 5/7/2009	51,000,000
26,500,000		Wisconsin State HEFA, (Series 2008A) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.520%, 5/1/2009	26,500,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/ (KBC Bank N.V. LOC), 0.550%, 5/7/2009	3,770,000
32,860,000		Wisconsin State HEFA, (Series 2008B) Daily VRDNs (ProHealth Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.520%, 5/1/2009	32,860,000
6,490,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/ (U.S. Bank, N.A. LOC), 0.550%, 5/7/2009	6,490,000
4,100,000		Wisconsin State HEFA, (Series 2008B-3) Weekly VRDNs (Marquette University, WI)/ (JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	4,100,000
4,200,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 5/7/2009	4,200,000
20,000,000		Wisconsin State HEFA, (Series B), 1.60% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Mandatory Tender 11/13/2009	20,000,000
39,400,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/7/2009	39,400,000
		TOTAL	564,383,781
		Wyoming--0.1%
9,000,000		Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 1.520%, 5/7/2009	9,000,000
3,760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.600%, 5/6/2009	3,760,000
		TOTAL	12,760,000
		TOTAL MUNICIPAL INVESTMENTS–99.8%[5] (AT AMORTIZED COST)	15,127,445,629
		OTHER ASSETS AND LIABILITIES – NET– 0.2%[6]	31,657,302
		TOTAL NET ASSETS--100%	$15,159,102,931

At April 30, 2009, the Fund holds no securities that are subject to the federal AMT.
1
The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor’s, MIG-1 or VMIG-1 by Moody’s Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier Securities. The Fund follows applicable regulations in determining whether a security rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security or Second Tier security.
At April 30, 2009, the portfolio securities were rated as follows:
Tier Rating Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $2,123,317,431, which represented 14.0% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2009, these liquid restricted securities amounted to $2,123,317,431, which represented 14.0% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	15,127,445,629
Level 3 – Significant Unobservable Inputs	---
Total	$15,127,445,629

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
EDRB	--Economic Development Revenue Bond
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB(s)	--Industrial Development Bond(s)
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

Treasury Obligations Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--77.1%
$2,000,000,000		Interest in $8,008,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $8,008,037,816 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $8,168,198,605.	$2,000,000,000
2,239,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Bank of America N.A. will repurchase securities provided as collateral for $2,500,011,806 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $2,550,012,154.	2,239,000,000
1,673,938,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	1,673,938,000
100,000,000		Interest in $118,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $118,000,557 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $120,364,214.	100,000,000
1,739,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,009,444 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $2,040,009,672.	1,739,000,000
2,239,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.19%, dated 4/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,013,194 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $2,550,013,503.	2,239,000,000
145,000,000		Repurchase agreement 0.07%, dated 4/30/2009 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $145,000,282 on 5/1/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 11/30/2010 and the market value of that underlying security was $147,900,315.	145,000,000
2,739,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $3,000,014,167 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $3,060,014,504.	2,739,000,000
1,000,000,000		Repurchase agreement 0.17%, dated 4/30/2009 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $1,000,004,722 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $1,020,000,419.	1,000,000,000
2,000,000,000		Interest in $5,200,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $5,200,024,556 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of that underlying security was $5,304,006,599.	2,000,000,000
89,448,000		Repurchase agreement 0.17%, dated 4/30/2009 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $89,448,422 on 5/1/2009. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 10/22/2009 and the market value of that underlying security was $91,239,399.	89,448,000
889,000,000		Interest in $1,150,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,150,005,431 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/30/2009 and the market value of those underlying securities was $1,173,005,617.	889,000,000
500,000,000		Repurchase agreement 0.18%, dated 4/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,002,500 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2019 and the market value of those underlying securities was $510,002,551.	500,000,000
1,000,000,000		Repurchase agreement 0.17%, dated 4/30/2009 under which Societe Generale, Paris will repurchase securities provided as collateral for $1,000,004,722 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,020,004,926.	1,000,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 0.07%, dated 4/30/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $100,000,194 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 10/15/2009 and the market value of those underlying securities was $102,000,337.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	18,449,386,000
		U.S. TREASURY--22.8%
1,058,000,000	[1]	United States Treasury Bills, 0.250% - 2.295%, 7/2/2009	1,056,008,034
318,875,000	[1]	United States Treasury Bills, 0.290%, 10/8/2009	318,464,006
425,000,000	[1]	United States Treasury Bills, 0.420%, 8/13/2009	424,484,333
398,700,000	[1]	United States Treasury Bills, 0.450% - 1.000%, 10/22/2009	397,049,827
213,000,000	[1]	United States Treasury Bills, 0.665%, 11/19/2009	212,205,214
300,000,000	[1]	United States Treasury Bills, 0.990%, 5/15/2009	299,884,500
653,000,000	[1]	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	651,835,594
431,425,000		United States Treasury Notes, 2.125%, 1/31/2010	435,789,465
237,500,000		United States Treasury Notes, 4.000%, 8/31/2009	239,563,250
62,000,000		United States Treasury Notes, 4.625%, 7/31/2009	62,668,552
382,500,000		United States Treasury Notes, 4.750% - 6.500%, 2/15/2010	396,761,075
91,500,000		United States Treasury Notes, 4.875%, 5/15/2009	91,588,565
137,500,000		United States Treasury Notes, 4.875%, 5/31/2009	137,797,248
723,800,000		United States Treasury Notes, 4.875%, 8/15/2009	733,192,770
		TOTAL U.S. TREASURY	5,457,292,433
		TOTAL INVESTMENTS -- 99.9% (AT AMORTIZED COST)[2]	23,906,678,433
		OTHER ASSETS AND LIABILITIES – NET – 0.1%[3]	14,711,848
		TOTAL NET ASSETS – 100%	$23,921,390,281

1	Discount rate at time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investment in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The funds then adjust the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by an under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	23,906,678,433
Level 3 – Significant Unobservable Inputs	---
Total	$ 23,906,678,433

Trust For U.S. Treasury Obligations

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--74.7%
$33,000,000		Interest in $8,008,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $8,008,037,816 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $8,168,198,605.	$33,000,000
33,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Bank of America N.A. will repurchase securities provided as collateral for $2,500,011,806 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to11/15/2021 and the market value of those underlying securities was $2,550,012,154.	33,000,000
21,206,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	21,206,000
33,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,009,444 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $2,040,009,672.	33,000,000
33,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.19%, dated 4/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,013,194 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $2,550,013,503.	33,000,000
33,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $3,000,014,167 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2031 and the market value of those underlying securities was $3,060,014,504.	33,000,000
33,000,000		Interest in $5,200,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $5,200,024,556 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $5,304,006,599.	33,000,000
33,000,000		Interest in $1,150,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,150,005,431 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/30/2009 and the market value of those underlying securities was $1,173,005,617.	33,000,000
		TOTAL REPURCHASE AGREEMENTS	252,206,000
		U.S. TREASURY--25.2%
17,000,000	[1]	United States Treasury Bills, 0.250% - 2.295%, 7/2/2009	16,963,713
4,300,000	[1]	United States Treasury Bills, 0.290%, 10/8/2009	4,294,458
9,600,000	[1]	United States Treasury Bills, 0.420%, 8/13/2009	9,588,352
5,600,000	[1]	United States Treasury Bills, 0.450% - 1.000%, 10/22/2009	5,576,389
2,800,000	[1]	United States Treasury Bills, 0.665%, 11/19/2009	2,789,552
4,300,000	[1]	United States Treasury Bills, 0.990%, 5/15/2009	4,298,344
12,000,000	[1]	United States Treasury Bills, 1.600% - 2.425%, 6/4/2009	11,979,529
5,800,000		United States Treasury Notes, 2.125%, 1/31/2010	5,858,657
4,500,000		United States Treasury Notes, 4.000%, 8/31/2009	4,537,244
4,800,000		United States Treasury Notes, 4.750% - 6.500%, 2/15/2010	4,977,214
1,250,000		United States Treasury Notes, 4.875%, 5/15/2009	1,251,210
2,000,000		United States Treasury Notes, 4.875%, 5/31/2009	2,004,324
11,000,000		United States Treasury Notes, 4.875%, 8/15/2009	11,143,239
		TOTAL U.S. TREASURY	85,262,225
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[2]	337,468,225
		OTHER ASSETS AND LIABILITIES – NET – 0.1%[3]	274,891
		TOTAL NET ASSETS—100%	$337,743,116

1	Discount rate at time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	337,468,225
Level 3 – Significant Unobservable Inputs	---
Total	$ 337,468,225

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009